UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04000

Calvert Variable Trust, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

CVT EAFE International Index Portfolio

Class F CVIIPF

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$37	0.68%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$185,746,581
# of Portfolio Holdings	697
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Italy	3.1%
Spain	3.1%
Sweden	3.6%
Netherlands	5.7%
Australia	6.7%
Switzerland	9.8%
France	10.1%
Germany	10.2%
United Kingdom	13.9%
Japan	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Roche Holding AG	1.3%
Novartis AG	1.2%
Novo Nordisk AS, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
Total	12.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVIIPF-TSR-SAR

CVT EAFE International Index Portfolio

Class I CVPIII

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.48%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$185,746,581
# of Portfolio Holdings	697
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Italy	3.1%
Spain	3.1%
Sweden	3.6%
Netherlands	5.7%
Australia	6.7%
Switzerland	9.8%
France	10.1%
Germany	10.2%
United Kingdom	13.9%
Japan	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Roche Holding AG	1.3%
Novartis AG	1.2%
Novo Nordisk AS, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
Total	12.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPIII-TSR-SAR

CVT Investment Grade Bond Index Portfolio

Class F CVPIBF

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$29	0.57%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$107,790,837
# of Portfolio Holdings	323
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

U.S. Treasury Obligations
42.1%
U.S. Government Agency Mortgage-Backed Securities
25.9%
Corporate Bonds
25.0%
Short-Term Investments
3.2%
U.S. Government Agencies and Instrumentalities
2.5%
Other†
1.3%

Value	Value
OtherFootnote Reference†	1.3%
U.S. Government Agencies and Instrumentalities	2.5%
Short-Term Investments	3.2%
Corporate Bonds	25.0%
U.S. Government Agency Mortgage-Backed Securities	25.9%
U.S. Treasury Obligations	42.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
BB	0.4%
BBB	15.8%
A	8.7%
AA	74.2%
AAA	0.8%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPIBF-TSR-SAR

CVT Investment Grade Bond Index Portfolio

Class I CVPIBI

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$107,790,837
# of Portfolio Holdings	323
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
U.S. Government Agencies and Instrumentalities	2.5%
Short-Term Investments	3.2%
Corporate Bonds	25.0%
U.S. Government Agency Mortgage-Backed Securities	25.9%
U.S. Treasury Obligations	42.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
BB	0.4%
BBB	15.8%
A	8.7%
AA	74.2%
AAA	0.8%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPIBI-TSR-SAR

CVT Nasdaq 100 Index Portfolio

Class F CVPNOF

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.73%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$588,632,029
# of Portfolio Holdings	105
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.2%
Financials	0.4%
Energy	0.4%
Materials	1.2%
Utilities	1.3%
Short-Term Investments	2.3%
Exchange-Traded Funds	2.8%
Industrials	4.3%
Health Care	4.6%
Consumer Staples	4.9%
Consumer Discretionary	12.7%
Communication Services	14.7%
Information Technology	50.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.7%
Microsoft Corp.	8.4%
Apple, Inc.	6.9%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	3.2%
Invesco QQQ TM Trust, Series 1	2.8%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.4%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPNOF-TSR-SAR

CVT Nasdaq 100 Index Portfolio

Class I CVPNOI

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$588,632,029
# of Portfolio Holdings	105
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.2%
Financials	0.4%
Energy	0.4%
Materials	1.2%
Utilities	1.3%
Short-Term Investments	2.3%
Exchange-Traded Funds	2.8%
Industrials	4.3%
Health Care	4.6%
Consumer Staples	4.9%
Consumer Discretionary	12.7%
Communication Services	14.7%
Information Technology	50.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.7%
Microsoft Corp.	8.4%
Apple, Inc.	6.9%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	3.2%
Invesco QQQ TM Trust, Series 1	2.8%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.4%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPNOI-TSR-SAR

CVT Russell 2000® Small Cap Index Portfolio

Class F CVPRSF

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$29	0.59%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$277,433,664
# of Portfolio Holdings	2,011
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	2.0%
Communication Services	2.4%
Utilities	2.9%
Exchange-Traded Funds	3.3%
Materials	3.4%
Energy	4.4%
Real Estate	5.6%
Short-Term Investments	6.3%
Consumer Discretionary	9.1%
Information Technology	13.2%
Health Care	14.4%
Industrials	15.5%
Financials	17.5%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	3.3%
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.3%
HealthEquity, Inc.	0.3%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Total	6.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPRSF-TSR-SAR

CVT Russell 2000® Small Cap Index Portfolio

Class I CVPRSI

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$277,433,664
# of Portfolio Holdings	2,011
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	2.0%
Communication Services	2.4%
Utilities	2.9%
Exchange-Traded Funds	3.3%
Materials	3.4%
Energy	4.4%
Real Estate	5.6%
Short-Term Investments	6.3%
Consumer Discretionary	9.1%
Information Technology	13.2%
Health Care	14.4%
Industrials	15.5%
Financials	17.5%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	3.3%
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.3%
HealthEquity, Inc.	0.3%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Total	6.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPRSI-TSR-SAR

CVT S&P 500® Index Portfolio

CVPSPF

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT S&P 500® Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVT S&P 500® Index Portfolio	$14	0.28%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$522,504,982
# of Portfolio Holdings	509
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	1.8%
Real Estate	1.9%
Utilities	2.3%
Exchange-Traded Funds	2.4%
Short-Term Investments	2.6%
Energy	2.8%
Consumer Staples	5.2%
Industrials	8.2%
Health Care	8.9%
Communication Services	9.3%
Consumer Discretionary	9.9%
Financials	13.3%
Information Technology	31.4%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.0%
Microsoft Corp.	6.7%
Apple, Inc.	5.5%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.9%
SPDR S&P 500 ETF Trust	2.4%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Tesla, Inc.	1.6%
Total	35.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPSPF-TSR-SAR

CVT S&P MidCap 400® Index Portfolio

Class F CVPSMF

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$26	0.53%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$590,567,066
# of Portfolio Holdings	405
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.1%
Exchange-Traded Funds	1.9%
Utilities	2.7%
Energy	3.5%
Short-Term Investments	4.6%
Consumer Staples	5.0%
Materials	5.1%
Real Estate	6.4%
Health Care	8.0%
Information Technology	10.9%
Consumer Discretionary	12.4%
Financials	17.1%
Industrials	21.3%

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.9%
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.6%
RB Global, Inc.	0.6%
Flex Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPSMF-TSR-SAR

CVT S&P MidCap 400® Index Portfolio

Class I CVPSMI

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.33%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$590,567,066
# of Portfolio Holdings	405
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.1%
Exchange-Traded Funds	1.9%
Utilities	2.7%
Energy	3.5%
Short-Term Investments	4.6%
Consumer Staples	5.0%
Materials	5.1%
Real Estate	6.4%
Health Care	8.0%
Information Technology	10.9%
Consumer Discretionary	12.4%
Financials	17.1%
Industrials	21.3%

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.9%
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.6%
RB Global, Inc.	0.6%
Flex Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPSMI-TSR-SAR

CVT Volatility Managed Growth Portfolio

Class F CVPVMG

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT Volatility Managed Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$79,737,900
# of Portfolio Holdings	12
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	12.6%
Fixed-Income Exchange-Traded Funds	16.2%
Equity Exchange-Traded Funds	71.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	18.3%
iShares S&P 500 Growth ETF	14.9%
iShares Core U.S. Aggregate Bond ETF	14.4%
Vanguard FTSE Developed Markets ETF	13.1%
iShares S&P 500 Value ETF	11.9%
iShares Russell 2000 ETF	4.5%
iShares Core S&P Mid-Cap ETF	3.6%
Vanguard Real Estate ETF	3.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
Vanguard FTSE Emerging Markets ETF	1.4%
Total	87.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPVMG-TSR-SAR

CVT Volatility Managed Moderate Growth Portfolio

Class F CVPVMP

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$54,097,175
# of Portfolio Holdings	13
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	8.3%
Fixed-Income Exchange-Traded Funds	31.2%
Equity Exchange-Traded Funds	60.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	18.4%
iShares Core U.S. Aggregate Bond ETF	14.7%
Vanguard Total Bond Market ETF	14.6%
Vanguard FTSE Developed Markets ETF	11.0%
iShares S&P 500 Growth ETF	10.7%
iShares S&P 500 Value ETF	8.8%
iShares Russell 2000 ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.4%
Vanguard Real Estate ETF	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0%
Total	90.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPVMP-TSR-SAR

CVT Volatility Managed Moderate Portfolio

Class F CVPVMM

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$60,905,751
# of Portfolio Holdings	13
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	6.0%
Fixed-Income Exchange-Traded Funds	46.4%
Equity Exchange-Traded Funds	47.6%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core U.S. Aggregate Bond ETF	22.3%
Vanguard Total Bond Market ETF	22.2%
Vanguard S&P 500 ETF	17.5%
Vanguard FTSE Developed Markets ETF	8.3%
iShares S&P 500 Growth ETF	7.0%
iShares S&P 500 Value ETF	5.1%
iShares Russell 2000 ETF	3.2%
iShares Core S&P Mid-Cap ETF	2.9%
Vanguard Real Estate ETF	2.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0%
Total	92.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPVMM-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

CVT
S&P MidCap 400® Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
CVT
S&P MidCap 400® Index Portfolio
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 2.1%
ATI, Inc.(1)	27,390	$ 2,364,853
BWX Technologies, Inc.	17,739	2,555,480
Curtiss-Wright Corp.	7,318	3,575,209
Hexcel Corp.	15,613	881,978
Woodward, Inc.	11,553	2,831,525
		$ 12,209,045
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	22,216	$ 1,081,919
		$1,081,919
Automobile Components — 0.8%
Autoliv, Inc.	13,809	$1,545,227
Gentex Corp.	43,648	959,820
Goodyear Tire & Rubber Co.(1)	56,101	581,767
Lear Corp.	10,380	985,892
Visteon Corp.(1)	5,292	493,744
		$4,566,450
Automobiles — 0.2%
Harley-Davidson, Inc.	21,229	$501,005
Thor Industries, Inc.	10,330	917,407
		$1,418,412
Banks — 6.3%
Associated Banc-Corp.	31,714	$773,504
Bank OZK	20,513	965,342
Cadence Bank	36,111	1,154,830
Columbia Banking System, Inc.	40,813	954,208
Comerica, Inc.	25,515	1,521,970
Commerce Bancshares, Inc.	23,575	1,465,658
Cullen/Frost Bankers, Inc.	12,482	1,604,436
East West Bancorp, Inc.	26,760	2,702,225
F.N.B. Corp.	69,860	1,018,559
First Financial Bankshares, Inc.	24,997	899,392
First Horizon Corp.	98,484	2,087,861
Flagstar Financial, Inc.	58,832	623,619
Glacier Bancorp, Inc.	22,985	990,194
Hancock Whitney Corp.	16,628	954,447
Home BancShares, Inc.	35,656	1,014,770
International Bancshares Corp.	10,376	690,626
Old National Bancorp	63,206	1,348,816
Pinnacle Financial Partners, Inc.	14,926	1,647,979
Prosperity Bancshares, Inc.	18,500	1,299,440
SouthState Corp.	19,115	1,759,153
Synovus Financial Corp.	26,991	1,396,784
Texas Capital Bancshares, Inc.(1)	8,913	707,692
UMB Financial Corp.	13,856	1,457,097
Security	Shares	Value
Banks (continued)
United Bankshares, Inc.	27,516	$ 1,002,408
Valley National Bancorp	92,476	825,811
Webster Financial Corp.	32,663	1,783,400
Western Alliance Bancorp	21,164	1,650,369
Wintrust Financial Corp.	12,995	1,611,120
Zions Bancorp NA	28,652	1,488,185
		$ 37,399,895
Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	1,598	$304,915
Celsius Holdings, Inc.(1)	30,526	1,416,101
Coca-Cola Consolidated, Inc.	11,382	1,270,800
		$2,991,816
Biotechnology — 2.1%
BioMarin Pharmaceutical, Inc.(1)	37,235	$2,046,808
Cytokinetics, Inc.(1)	23,220	767,189
Exelixis, Inc.(1)	52,949	2,333,727
Halozyme Therapeutics, Inc.(1)	23,925	1,244,579
Neurocrine Biosciences, Inc.(1)	19,215	2,415,133
Roivant Sciences Ltd.(1)	81,740	921,210
Sarepta Therapeutics, Inc.(1)	18,794	321,377
United Therapeutics Corp.(1)	8,784	2,524,082
		$12,574,105
Broadline Retail — 0.4%
Macy's, Inc.	54,626	$636,939
Ollie's Bargain Outlet Holdings, Inc.(1)	11,922	1,571,081
		$2,208,020
Building Products — 2.2%
AAON, Inc.	13,112	$967,010
Advanced Drainage Systems, Inc.	13,708	1,574,501
Carlisle Cos., Inc.	8,379	3,128,719
Fortune Brands Innovations, Inc.	23,350	1,202,058
Owens Corning	16,514	2,271,005
Simpson Manufacturing Co., Inc.	8,121	1,261,273
Trex Co., Inc.(1)	20,819	1,132,137
UFP Industries, Inc.	11,726	1,165,095
		$12,701,798
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	5,520	$1,086,171
Carlyle Group, Inc.	41,522	2,134,231
Evercore, Inc., Class A	6,966	1,880,959
Federated Hermes, Inc.	14,651	649,332
Hamilton Lane, Inc., Class A	8,414	1,195,798
Houlihan Lokey, Inc.	10,444	1,879,398
Interactive Brokers Group, Inc., Class A	84,622	4,688,905
Janus Henderson Group PLC	24,473	950,531

1
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Jefferies Financial Group, Inc.	31,637	$ 1,730,228
Morningstar, Inc.	5,168	1,622,390
SEI Investments Co.	18,369	1,650,638
Stifel Financial Corp.	19,945	2,069,892
		$ 21,538,473
Chemicals — 1.4%
Ashland, Inc.	8,872	$ 446,084
Avient Corp.	17,976	580,805
Axalta Coating Systems Ltd.(1)	42,435	1,259,895
Cabot Corp.	10,431	782,325
NewMarket Corp.	1,466	1,012,801
Olin Corp.	22,360	449,212
RPM International, Inc.	24,935	2,738,860
Scotts Miracle-Gro Co.	8,404	554,328
Westlake Corp.	6,474	491,571
		$8,315,881
Commercial Services & Supplies — 1.7%
Brink's Co.	8,155	$728,160
Clean Harbors, Inc.(1)	9,779	2,260,709
MSA Safety, Inc.	7,632	1,278,589
RB Global, Inc.	35,957	3,818,274
Tetra Tech, Inc.	51,162	1,839,786
		$9,925,518
Communications Equipment — 0.6%
Ciena Corp.(1)	27,599	$2,244,627
Lumentum Holdings, Inc.(1)(2)	13,475	1,280,933
		$3,525,560
Construction & Engineering — 3.1%
AECOM	25,688	$2,899,148
API Group Corp.(1)	47,200	2,409,560
Comfort Systems USA, Inc.	6,834	3,664,459
EMCOR Group, Inc.	8,690	4,648,194
Fluor Corp.(1)	31,971	1,639,153
MasTec, Inc.(1)	11,904	2,028,799
Valmont Industries, Inc.	3,897	1,272,643
		$18,561,956
Construction Materials — 0.4%
Eagle Materials, Inc.	6,463	$1,306,237
Knife River Corp.(1)	11,000	898,040
		$2,204,277
Consumer Finance — 0.8%
Ally Financial, Inc.	53,677	$2,090,719
FirstCash Holdings, Inc.	7,494	1,012,739
Security	Shares	Value
Consumer Finance (continued)
SLM Corp.	40,746	$ 1,336,062
		$ 4,439,520
Consumer Staples Distribution & Retail — 3.2%
Albertsons Cos., Inc., Class A	78,251	$ 1,683,179
BJ's Wholesale Club Holdings, Inc.(1)	25,639	2,764,653
Casey's General Stores, Inc.	7,207	3,677,516
Maplebear, Inc.(1)	31,844	1,440,623
Performance Food Group Co.(1)	30,307	2,650,953
Sprouts Farmers Market, Inc.(1)	19,000	3,128,160
U.S. Foods Holding Corp.(1)	44,919	3,459,212
		$18,804,296
Containers & Packaging — 1.3%
AptarGroup, Inc.	12,822	$2,005,745
Crown Holdings, Inc.	22,340	2,300,573
Graphic Packaging Holding Co.	58,588	1,234,449
Greif, Inc., Class A	5,090	330,799
Silgan Holdings, Inc.	15,788	855,394
Sonoco Products Co.	19,333	842,146
		$7,569,106
Diversified Consumer Services — 1.4%
Duolingo, Inc.(1)	7,623	$3,125,582
Graham Holdings Co., Class B	659	623,526
Grand Canyon Education, Inc.(1)	5,431	1,026,459
H&R Block, Inc.	25,994	1,426,811
Service Corp. International	27,640	2,249,896
		$8,452,274
Diversified REITs — 0.5%
W.P. Carey, Inc.	42,516	$2,652,148
		$2,652,148
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(1)	43,243	$1,574,045
Iridium Communications, Inc.	21,000	633,570
		$2,207,615
Electric Utilities — 0.9%
ALLETE, Inc.	11,242	$720,275
IDACORP, Inc.	10,481	1,210,031
OGE Energy Corp.	39,090	1,734,814
Portland General Electric Co.	21,263	863,916
TXNM Energy, Inc.	17,991	1,013,253
		$5,542,289
Electrical Equipment — 1.5%
Acuity, Inc.	5,942	$1,772,736
EnerSys	7,655	656,569

2
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
NEXTracker, Inc., Class A(1)	27,903	$ 1,517,086
nVent Electric PLC	31,966	2,341,510
Regal Rexnord Corp.	12,880	1,867,085
Sensata Technologies Holding PLC	28,404	855,245
		$ 9,010,231
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc.(1)	10,072	$ 1,283,475
Avnet, Inc.	16,282	864,249
Belden, Inc.	7,669	888,070
Cognex Corp.	32,593	1,033,850
Coherent Corp.(1)	30,180	2,692,358
Crane NXT Co.(2)	9,579	516,308
Fabrinet(1)	6,957	2,050,089
Flex Ltd.(1)	74,383	3,713,199
IPG Photonics Corp.(1)	5,194	356,568
Littelfuse, Inc.	4,799	1,088,077
Novanta, Inc.(1)	6,984	900,447
TD SYNNEX Corp.	14,502	1,967,922
Vontier Corp.	28,716	1,059,620
		$18,414,232
Energy Equipment & Services — 0.5%
ChampionX Corp.	37,169	$923,278
NOV, Inc.	72,953	906,806
Valaris Ltd.(1)(2)	12,695	534,586
Weatherford International PLC	14,087	708,717
		$3,073,387
Entertainment — 0.1%
Warner Music Group Corp., Class A	28,363	$772,608
		$772,608
Financial Services — 1.8%
Equitable Holdings, Inc.	59,004	$3,310,124
Essent Group Ltd.	19,688	1,195,652
Euronet Worldwide, Inc.(1)	7,893	800,192
MGIC Investment Corp.	46,101	1,283,452
Shift4 Payments, Inc., Class A(1)(2)	13,100	1,298,341
Voya Financial, Inc.	18,696	1,327,416
Western Union Co.	64,175	540,354
WEX, Inc.(1)	6,649	976,672
		$10,732,203
Food Products — 0.9%
Darling Ingredients, Inc.(1)	30,708	$1,165,062
Flowers Foods, Inc.	38,536	615,805
Ingredion, Inc.	12,487	1,693,487
Lancaster Colony Corp.	3,747	647,369
Pilgrim's Pride Corp.	7,931	356,736
Security	Shares	Value
Food Products (continued)
Post Holdings, Inc.(1)	8,763	$ 955,430
		$ 5,433,889
Gas Utilities — 1.1%
National Fuel Gas Co.	17,543	$ 1,486,068
New Jersey Resources Corp.	19,488	873,452
ONE Gas, Inc.	11,636	836,163
Southwest Gas Holdings, Inc.	11,729	872,520
Spire, Inc.	11,567	844,275
UGI Corp.	41,636	1,516,383
		$6,428,861
Ground Transportation — 1.4%
Avis Budget Group, Inc.(1)(2)	3,280	$554,484
Knight-Swift Transportation Holdings, Inc.	31,464	1,391,653
Landstar System, Inc.	6,785	943,251
Ryder System, Inc.	8,027	1,276,293
Saia, Inc.(1)	5,171	1,416,802
XPO, Inc.(1)	22,873	2,888,631
		$8,471,114
Health Care Equipment & Supplies — 1.4%
DENTSPLY SIRONA, Inc.	39,140	$621,543
Envista Holdings Corp.(1)	32,908	643,022
Globus Medical, Inc., Class A(1)	21,930	1,294,309
Haemonetics Corp.(1)	9,754	727,746
Lantheus Holdings, Inc.(1)(2)	13,433	1,099,625
LivaNova PLC(1)	10,587	476,627
Masimo Corp.(1)	8,744	1,470,916
Penumbra, Inc.(1)	7,519	1,929,601
		$8,263,389
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(1)	17,886	$405,833
Amedisys, Inc.(1)(2)	6,359	625,662
Chemed Corp.	2,840	1,382,881
Encompass Health Corp.	19,571	2,399,992
Ensign Group, Inc.	11,081	1,709,355
HealthEquity, Inc.(1)	16,820	1,762,063
Hims & Hers Health, Inc.(1)	38,068	1,897,690
Option Care Health, Inc.(1)	31,793	1,032,637
Tenet Healthcare Corp.(1)	18,035	3,174,160
		$14,390,273
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	68,232	$1,082,159
Omega Healthcare Investors, Inc.	56,189	2,059,327
Sabra Health Care REIT, Inc.	46,550	858,382
		$3,999,868

3
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology — 0.3%
Doximity, Inc., Class A(1)	25,921	$ 1,589,994
		$ 1,589,994
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.(2)	38,811	$ 397,037
		$ 397,037
Hotels, Restaurants & Leisure — 3.3%
Aramark	50,884	$ 2,130,513
Boyd Gaming Corp.	11,854	927,338
Cava Group, Inc.(1)	16,000	1,347,680
Choice Hotels International, Inc.(2)	4,292	544,569
Churchill Downs, Inc.	14,025	1,416,525
Hilton Grand Vacations, Inc.(1)(2)	11,213	465,676
Hyatt Hotels Corp., Class A	8,144	1,137,310
Light & Wonder, Inc.(1)	16,383	1,577,028
Marriott Vacations Worldwide Corp.	6,169	446,080
Planet Fitness, Inc., Class A(1)	16,280	1,775,334
Texas Roadhouse, Inc.	12,881	2,414,028
Travel & Leisure Co.	12,895	665,511
Vail Resorts, Inc.	7,250	1,139,193
Wendy's Co.	31,318	357,652
Wingstop, Inc.	5,418	1,824,457
Wyndham Hotels & Resorts, Inc.	14,950	1,214,089
		$19,382,983
Household Durables — 1.7%
KB Home	13,928	$737,766
Somnigroup International, Inc.(2)	40,094	2,728,397
Taylor Morrison Home Corp.(1)	19,487	1,196,891
Toll Brothers, Inc.	19,307	2,203,508
TopBuild Corp.(1)	5,517	1,786,074
Whirlpool Corp.	10,797	1,095,032
		$9,747,668
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	11,189	$937,191
		$937,191
Industrial REITs — 1.0%
EastGroup Properties, Inc.	10,219	$1,707,799
First Industrial Realty Trust, Inc.	25,706	1,237,230
Rexford Industrial Realty, Inc.	45,846	1,630,742
STAG Industrial, Inc.	36,234	1,314,570
		$5,890,341
Insurance — 4.3%
American Financial Group, Inc.	13,946	$1,760,125
Brighthouse Financial, Inc.(1)	11,147	599,374
CNO Financial Group, Inc.	19,249	742,626
Security	Shares	Value
Insurance (continued)
Fidelity National Financial, Inc.	50,658	$ 2,839,887
First American Financial Corp.	19,979	1,226,511
Hanover Insurance Group, Inc.	6,973	1,184,504
Kemper Corp.	11,680	753,827
Kinsale Capital Group, Inc.	4,300	2,080,770
Old Republic International Corp.	44,150	1,697,126
Primerica, Inc.	6,380	1,746,015
Reinsurance Group of America, Inc.	12,831	2,545,157
RenaissanceRe Holdings Ltd.	9,446	2,294,433
RLI Corp.	16,215	1,171,047
Ryan Specialty Holdings, Inc.	20,934	1,423,303
Selective Insurance Group, Inc.	11,800	1,022,470
Unum Group	31,146	2,515,351
		$25,602,526
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.(1)	50,450	$510,554
		$510,554
IT Services — 0.9%
ASGN, Inc.(1)	8,504	$424,605
Kyndryl Holdings, Inc.(1)	45,180	1,895,753
Okta, Inc.(1)	32,456	3,244,626
		$5,564,984
Leisure Products — 0.5%
Brunswick Corp.	12,753	$704,476
Mattel, Inc.(1)	62,694	1,236,326
Polaris, Inc.(2)	10,257	416,947
YETI Holdings, Inc.(1)	16,079	506,810
		$2,864,559
Life Sciences Tools & Services — 1.6%
Avantor, Inc.(1)	132,306	$1,780,839
Bio-Rad Laboratories, Inc., Class A(1)	3,611	871,407
Bruker Corp.	21,478	884,894
Illumina, Inc.(1)	30,735	2,932,426
Medpace Holdings, Inc.(1)	4,576	1,436,223
Repligen Corp.(1)	10,145	1,261,835
Sotera Health Co.(1)	30,094	334,645
		$9,502,269
Machinery — 5.0%
AGCO Corp.	12,019	$1,239,880
Chart Industries, Inc.(1)	8,725	1,436,571
CNH Industrial NV	169,812	2,200,764
Crane Co.	9,489	1,801,866
Donaldson Co., Inc.	23,206	1,609,336
ESAB Corp.	11,064	1,333,765
Flowserve Corp.	25,382	1,328,748

4
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Graco, Inc.	32,450	$ 2,789,727
ITT, Inc.	15,280	2,396,362
Lincoln Electric Holdings, Inc.	10,839	2,247,142
Middleby Corp.(1)	10,384	1,495,296
Mueller Industries, Inc.	21,484	1,707,333
Oshkosh Corp.	12,499	1,419,136
RBC Bearings, Inc.(1)	6,086	2,341,893
Terex Corp.(2)	12,737	594,691
Timken Co.	12,361	896,791
Toro Co.	19,381	1,369,849
Watts Water Technologies, Inc., Class A	5,324	1,309,118
		$29,518,268
Marine Transportation — 0.2%
Kirby Corp.(1)	10,892	$1,235,262
		$1,235,262
Media — 0.6%
EchoStar Corp., Class A(1)	26,053	$721,668
New York Times Co., Class A	31,506	1,763,706
Nexstar Media Group, Inc.	5,502	951,571
		$3,436,945
Metals & Mining — 1.9%
Alcoa Corp.	50,265	$1,483,320
Carpenter Technology Corp.	9,665	2,671,213
Cleveland-Cliffs, Inc.(1)(2)	94,121	715,320
Commercial Metals Co.	21,940	1,073,085
Reliance, Inc.	10,210	3,204,919
Royal Gold, Inc.	12,779	2,272,617
		$11,420,474
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	117,484	$2,211,049
Starwood Property Trust, Inc.(2)	62,613	1,256,643
		$3,467,692
Multi-Utilities — 0.2%
Black Hills Corp.	14,091	$790,505
Northwestern Energy Group, Inc.	12,067	619,037
		$1,409,542
Office REITs — 0.6%
COPT Defense Properties	21,871	$603,202
Cousins Properties, Inc.	32,602	979,038
Kilroy Realty Corp.(2)	20,669	709,153
Vornado Realty Trust	32,424	1,239,894
		$3,531,287
Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	65,131	$ 1,234,232
Antero Resources Corp.(1)	56,674	2,282,829
Chord Energy Corp.	11,214	1,086,076
Civitas Resources, Inc.	16,537	455,098
CNX Resources Corp.(1)	28,099	946,374
DT Midstream, Inc.	19,725	2,167,975
HF Sinclair Corp.	31,094	1,277,342
Matador Resources Co.	22,608	1,078,854
Murphy Oil Corp.(2)	26,047	586,057
Ovintiv, Inc.	50,446	1,919,470
PBF Energy, Inc., Class A	19,086	413,594
Permian Resources Corp.	123,824	1,686,483
Range Resources Corp.	46,399	1,887,047
Viper Energy, Inc.	25,451	970,447
		$17,991,878
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	12,025	$1,034,030
		$1,034,030
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	23,570	$1,166,244
American Airlines Group, Inc.(1)	128,051	1,436,732
		$2,602,976
Personal Care Products — 0.5%
BellRing Brands, Inc.(1)	24,658	$1,428,438
Coty, Inc., Class A(1)	72,059	335,074
e.l.f. Beauty, Inc.(1)	10,950	1,362,618
		$3,126,130
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals PLC(1)	11,970	$1,270,256
Perrigo Co. PLC	26,843	717,245
		$1,987,501
Professional Services — 2.2%
CACI International, Inc., Class A(1)	4,270	$2,035,509
Concentrix Corp.	8,931	472,048
ExlService Holdings, Inc.(1)	31,654	1,386,129
Exponent, Inc.	9,854	736,192
FTI Consulting, Inc.(1)	6,539	1,056,049
Genpact Ltd.	31,237	1,374,740
Insperity, Inc.	6,959	418,375
KBR, Inc.	25,189	1,207,561
ManpowerGroup, Inc.	8,986	363,035
Maximus, Inc.	10,941	768,058
Parsons Corp.(1)	9,199	660,212
Paylocity Holding Corp.(1)	8,364	1,515,473

5
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Science Applications International Corp.	9,158	$ 1,031,282
		$ 13,024,663
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	9,218	$ 2,357,780
		$ 2,357,780
Residential REITs — 0.9%
American Homes 4 Rent, Class A	61,702	$ 2,225,591
Equity LifeStyle Properties, Inc.	37,121	2,289,252
Independence Realty Trust, Inc.	45,012	796,263
		$5,311,106
Retail REITs — 1.0%
Agree Realty Corp.	21,320	$1,557,639
Brixmor Property Group, Inc.	59,424	1,547,401
Kite Realty Group Trust	42,679	966,679
NNN REIT, Inc.	36,492	1,575,725
		$5,647,444
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.(1)	25,382	$867,811
Amkor Technology, Inc.	22,065	463,144
Cirrus Logic, Inc.(1)	10,319	1,075,807
Entegris, Inc.	29,396	2,370,787
Lattice Semiconductor Corp.(1)	26,698	1,307,935
MACOM Technology Solutions Holdings, Inc.(1)	11,555	1,655,716
MKS, Inc.	13,023	1,293,965
Onto Innovation, Inc.(1)	9,489	957,725
Power Integrations, Inc.	10,929	610,931
Rambus, Inc.(1)	20,969	1,342,435
Silicon Laboratories, Inc.(1)	6,324	931,905
Synaptics, Inc.(1)	7,484	485,113
Universal Display Corp.	8,582	1,325,576
		$14,688,850
Software — 3.4%
AppFolio, Inc., Class A(1)	4,475	$1,030,503
Bill Holdings, Inc.(1)	18,454	853,682
Blackbaud, Inc.(1)	7,317	469,825
Commvault Systems, Inc.(1)	8,567	1,493,485
Docusign, Inc.(1)	39,318	3,062,479
Dolby Laboratories, Inc., Class A	11,953	887,630
Dropbox, Inc., Class A(1)	38,097	1,089,574
Dynatrace, Inc.(1)	58,212	3,213,885
Guidewire Software, Inc.(1)	16,286	3,834,539
Manhattan Associates, Inc.(1)	11,788	2,327,776
Pegasystems, Inc.	17,285	935,637
Qualys, Inc.(1)	7,053	1,007,662
		$20,206,677
Security	Shares	Value
Specialized REITs — 1.5%
CubeSmart	44,259	$ 1,881,008
EPR Properties	14,900	868,074
Gaming and Leisure Properties, Inc.	53,361	2,490,891
Lamar Advertising Co., Class A	17,080	2,072,829
National Storage Affiliates Trust	13,660	436,983
PotlatchDeltic Corp.	13,887	532,844
Rayonier, Inc.	27,221	603,762
		$ 8,886,391
Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A(1)	9,250	$766,363
AutoNation, Inc.(1)	4,831	959,678
Bath & Body Works, Inc.	41,357	1,239,056
Burlington Stores, Inc.(1)	12,230	2,845,187
Chewy, Inc., Class A(1)	42,579	1,814,717
Dick's Sporting Goods, Inc.	10,967	2,169,382
Five Below, Inc.(1)	10,690	1,402,314
Floor & Decor Holdings, Inc., Class A(1)	20,893	1,587,032
GameStop Corp., Class A(1)	79,031	1,927,566
Gap, Inc.	43,142	940,927
Lithia Motors, Inc., Class A	5,054	1,707,342
Murphy USA, Inc.	3,492	1,420,546
Penske Automotive Group, Inc.	3,597	618,001
RH(1)	2,945	556,634
Valvoline, Inc.(1)	24,680	934,632
		$20,889,377
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class A(1)	60,342	$3,474,492
		$3,474,492
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(1)	22,893	$405,206
Columbia Sportswear Co.	5,952	363,548
Crocs, Inc.(1)	10,887	1,102,635
PVH Corp.	9,318	639,215
Skechers USA, Inc., Class A(1)	25,297	1,596,241
Under Armour, Inc., Class A(1)	36,662	250,402
Under Armour, Inc., Class C(1)	24,868	161,393
VF Corp.	64,293	755,443
		$5,274,083
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	7,395	$1,718,968
Core & Main, Inc., Class A(1)	36,775	2,219,371
GATX Corp.	6,931	1,064,324
MSC Industrial Direct Co., Inc., Class A	8,655	735,848
Watsco, Inc.	6,773	2,991,092
WESCO International, Inc.	8,623	1,596,980
		$10,326,583

6
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities — 0.3%
Essential Utilities, Inc.	50,076	$ 1,859,823
		$ 1,859,823
Total Common Stocks (identified cost $384,127,856)		$564,579,788

Exchange-Traded Funds — 1.9%

Security	Shares	Value
Equity Funds — 1.9%
SPDR S&P MidCap 400 ETF Trust(2)	20,000	$ 11,329,600
Total Exchange-Traded Funds (identified cost $9,976,111)		$ 11,329,600

Short-Term Investments — 4.7%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(3)	12,473,623	$ 12,473,623
Total Affiliated Fund (identified cost $12,473,623)		$ 12,473,623
Securities Lending Collateral — 2.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(4)	13,369,308	$ 13,369,308
Total Securities Lending Collateral (identified cost $13,369,308)		$ 13,369,308

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(5)	$2,000	$ 1,949,458
Total U.S. Treasury Obligations (identified cost $1,948,481)		$ 1,949,458
Total Short-Term Investments (identified cost $27,791,412)		$ 27,792,389
Total Investments — 102.2% (identified cost $421,895,379)		$603,701,777

Other Assets, Less Liabilities — (2.2)%	$(13,134,711)
Net Assets — 100.0%	$590,567,066

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $19,493,578.
(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	47	Long	9/19/25	$14,689,850	$388,125
					$388,125
7
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $409,421,756) - including $19,493,578 of securities on loan	$591,228,154
Investments in securities of affiliated issuers, at value (identified cost $12,473,623)	12,473,623
Cash	658
Receivable for capital shares sold	155,690
Dividends receivable	585,016
Dividends receivable - affiliated	23,465
Securities lending income receivable	3,991
Receivable from affiliates	62,342
Directors' deferred compensation plan	122,599
Total assets	$604,655,538
Liabilities
Payable for variation margin on open futures contracts	$3,265
Payable for capital shares redeemed	166,153
Deposits for securities loaned	13,369,308
Payable to affiliates:
Investment advisory fee	94,665
Administrative fee	57,260
Distribution fees	62,848
Sub-transfer agency fee	81
Directors' deferred compensation plan	122,599
Accrued expenses	212,293
Total liabilities	$14,088,472
Net Assets	$590,567,066
Sources of Net Assets
Paid-in capital	$347,117,221
Distributable earnings	243,449,845
Net Assets	$590,567,066
Class I Shares
Net Assets	$201,526,432
Shares Outstanding	1,568,357
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$128.50
Class F Shares
Net Assets	$389,040,634
Shares Outstanding	3,044,300
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$127.79
8
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $3,185)	$4,582,773
Dividend income - affiliated issuers	147,462
Interest income	25,152
Securities lending income, net	13,625
Total investment income	$4,769,012
Expenses
Investment advisory fee	$575,802
Administrative fee	345,481
Distribution fees:
Class F	378,824
Directors' fees and expenses	13,822
Custodian fees	4,243
Transfer agency fees and expenses	203,795
Accounting fees	70,504
Professional fees	32,575
Reports to shareholders	5,230
Miscellaneous	51,930
Total expenses	$1,682,206
Waiver and/or reimbursement of expenses by affiliates	$(358,334)
Net expenses	$1,323,872
Net investment income	$3,445,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$11,835,114
Futures contracts	(373,315)
Net realized gain	$11,461,799
Change in unrealized appreciation (depreciation):
Investment securities	$(15,917,059)
Futures contracts	645,785
Net change in unrealized appreciation (depreciation)	$(15,271,274)
Net realized and unrealized loss	$(3,809,475)
Net decrease in net assets from operations	$(364,335)
9
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,445,140	$6,912,569
Net realized gain	11,461,799	39,443,635
Net change in unrealized appreciation (depreciation)	(15,271,274)	29,001,500
Net increase (decrease) in net assets from operations	$(364,335)	$75,357,704
Distributions to shareholders:
Class I	$ —	$(11,481,733)
Class F	—	(21,724,848)
Total distributions to shareholders	$ —	$(33,206,581)
Capital share transactions:
Class I	$(7,295,593)	$(14,883,346)
Class F	(8,363,431)	1,814,454
Net decrease in net assets from capital share transactions	$(15,659,024)	$(13,068,892)
Net increase (decrease) in net assets	$(16,023,359)	$29,082,231
Net Assets
At beginning of period	$606,590,425	$577,508,194
At end of period	$590,567,066	$606,590,425
10
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Financial Highlights

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$128.46	$119.60	$109.06	$144.47	$120.57	$111.74
Income (Loss) From Operations
Net investment income(1)	$0.82	$1.63	$1.68	$1.75	$1.47	$1.42
Net realized and unrealized gain (loss)	(0.78)	14.51	15.17	(22.25)	27.67	12.48
Total income (loss) from operations	$0.04	$16.14	$16.85	$(20.50)	$29.14	$13.90
Less Distributions
From net investment income	$ —	$(1.58)	$(1.44)	$(1.21)	$(1.19)	$(1.29)
From net realized gain	—	(5.70)	(4.87)	(13.70)	(4.05)	(3.78)
Total distributions	$ —	$(7.28)	$(6.31)	$(14.91)	$(5.24)	$(5.07)
Net asset value — End of period	$128.50	$128.46	$119.60	$109.06	$144.47	$120.57
Total Return(2)	0.02%(3)	13.52%	16.12%	(13.33)%	24.41%	13.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$201,526	$208,684	$208,057	$227,923	$293,422	$259,042
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.45%(5)	0.44%	0.45%	0.44%	0.43%	0.45%
Net expenses	0.33%(5)(6)	0.33%(6)	0.33%(6)	0.33%(6)	0.33%	0.33%
Net investment income	1.33%(5)	1.27%	1.47%	1.41%	1.06%	1.40%
Portfolio Turnover	6%(3)	16%	20%	12%	15%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$127.89	$119.33	$109.04	$144.73	$121.01	$112.35
Income (Loss) From Operations
Net investment income(1)	$0.69	$1.37	$1.46	$1.51	$1.20	$1.22
Net realized and unrealized gain (loss)	(0.79)	14.47	15.14	(22.29)	27.76	12.51
Total income (loss) from operations	$(0.10)	$15.84	$16.60	$(20.78)	$28.96	$13.73
Less Distributions
From net investment income	$ —	$(1.58)	$(1.44)	$(1.21)	$(1.19)	$(1.29)
From net realized gain	—	(5.70)	(4.87)	(13.70)	(4.05)	(3.78)
Total distributions	$ —	$(7.28)	$(6.31)	$(14.91)	$(5.24)	$(5.07)
Net asset value — End of period	$127.79	$127.89	$119.33	$109.04	$144.73	$121.01
Total Return(2)	(0.08)%(3)	13.29%	15.89%	(13.51)%	24.17%	13.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$389,041	$397,906	$369,451	$325,916	$387,895	$324,976
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65%(5)	0.64%	0.65%	0.64%	0.63%	0.65%
Net expenses	0.53%(5)(6)	0.53%(6)	0.53%(6)	0.53%(6)	0.53%	0.53%
Net investment income	1.13%(5)	1.08%	1.28%	1.22%	0.86%	1.20%
Portfolio Turnover	6%(3)	16%	20%	12%	15%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT S&P MidCap 400® Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
13

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$564,579,788(1)	$ —	$ —	$564,579,788
Exchange-Traded Funds	11,329,600	—	—	11,329,600
Short-Term Investments:
Affiliated Fund	12,473,623	—	—	12,473,623
Securities Lending Collateral	13,369,308	—	—	13,369,308
U.S. Treasury Obligations	—	1,949,458	—	1,949,458
Total Investments	$601,752,319	$1,949,458	$ —	$603,701,777
Futures Contracts	$388,125	$ —	$ —	$388,125
Total	$602,140,444	$1,949,458	$ —	$604,089,902

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
14

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $575,802.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $5,024 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.33% for Class I and 0.53% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $353,310.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $345,481.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2025 amounted to $378,824 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $192 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
15

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2025, expenses incurred under the Servicing Plan amounted to $203,080, of which $49,893 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $8,416.
4  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $35,521,602 and $49,318,077, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$421,690,903
Gross unrealized appreciation	$218,269,918
Gross unrealized depreciation	(35,870,919)
Net unrealized appreciation	$182,398,999
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2025 is included in the Schedule of Investments. During the six months ended June 30, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$388,125(1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (373,315)	$ 645,785
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2025 was approximately $9,614,000.
16

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2025, the total value of securities on loan was $19,493,578 and the total value of collateral received was $19,973,770, comprised of cash of $13,369,308 and U.S. government and/or agencies securities of $6,604,462.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,205,756	$ —	$ —	$ —	$3,205,756
Exchange-Traded Funds	10,163,552	—	—	—	10,163,552
Total	$13,369,308	$ —	$ —	$ —	$13,369,308
The carrying amount of the liability for deposits for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2025.
17

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $12,473,623, which represents 2.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$12,207,731	$33,043,005	$(32,777,113)	$ —	$ —	$12,473,623	$147,462	12,473,623
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	44,938	$5,433,433	55,213	$7,072,882
Reinvestment of distributions	—	—	89,701	11,481,733
Shares redeemed	(101,065)	(12,729,026)	(260,030)	(33,437,961)
Net decrease	(56,127)	$(7,295,593)	(115,116)	$(14,883,346)
Class F
Shares sold	58,788	$7,277,215	111,180	$14,178,894
Reinvestment of distributions	—	—	170,418	21,724,848
Shares redeemed	(125,878)	(15,640,646)	(266,260)	(34,089,288)
Net increase (decrease)	(67,090)	$(8,363,431)	15,338	$1,814,454
At June 30, 2025, separate accounts of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 23.7% and 51.6%, respectively, of the value of the outstanding shares of the Fund.
18

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Variable Trust, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to Calvert Variable Trust, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	25,771,686	1,051,403
Von M. Hughes	25,723,354	1,099,735
Kim M. Keenan	25,828,306	994,783
Eddie Ramos	25,984,000	839,089
Carlton M. Waterhouse	25,510,893	1,312,196
Results are rounded to the nearest whole number.
19

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
20

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT S&P MidCap 400 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports.  With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.  With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024.  This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024.  The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2024.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
21

CVT
S&P MidCap 400® Index Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

CVPSMI-NCSR 6.30.25

CVT
Russell 2000® Small Cap Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
CVT
Russell 2000® Small Cap Index Portfolio
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 93.1%

Security	Shares	Value
Aerospace & Defense — 1.5%
AAR Corp.(1)	3,655	$ 251,427
AeroVironment, Inc.(1)	2,885	822,081
AerSale Corp.(1)	2,566	15,422
Archer Aviation, Inc., Class A(1)	48,135	522,265
Astronics Corp.(1)	3,091	103,487
Byrna Technologies, Inc.(1)	1,694	52,311
Cadre Holdings, Inc.	2,908	92,620
Ducommun, Inc.(1)	1,409	116,426
Eve Holding, Inc.(1)(2)	5,345	36,667
Intuitive Machines, Inc.(1)	11,174	121,461
Kratos Defense & Security Solutions, Inc.(1)	16,707	776,040
Mercury Systems, Inc.(1)	5,371	289,282
Moog, Inc., Class A	2,833	512,688
National Presto Industries, Inc.	534	52,310
Park Aerospace Corp.	1,804	26,645
Redwire Corp.(1)(2)	3,430	55,909
Satellogic, Inc., Class A(1)(2)	7,038	25,477
Triumph Group, Inc.(1)	7,433	191,400
V2X, Inc.(1)	1,757	85,302
		$4,149,220
Air Freight & Logistics — 0.1%
Forward Air Corp.(1)(2)	2,600	$63,804
Hub Group, Inc., Class A	6,268	209,539
Radiant Logistics, Inc.(1)	3,434	20,879
		$294,222
Automobile Components — 1.2%
Adient PLC(1)	8,437	$164,184
American Axle & Manufacturing Holdings, Inc.(1)	11,349	46,304
Cooper-Standard Holdings, Inc.(1)	1,396	30,014
Dana, Inc.	13,525	231,954
Dorman Products, Inc.(1)	2,819	345,807
Fox Factory Holding Corp.(1)	4,143	107,469
Garrett Motion, Inc.	12,966	136,273
Gentherm, Inc.(1)	3,079	87,105
Goodyear Tire & Rubber Co.(1)	26,677	276,640
Holley, Inc.(1)	5,177	10,354
LCI Industries	2,595	236,638
Luminar Technologies, Inc.(1)(2)	2,183	6,265
Modine Manufacturing Co.(1)	5,284	520,474
Motorcar Parts of America, Inc.(1)	1,863	20,866
Patrick Industries, Inc.	3,390	312,795
Phinia, Inc.	4,027	179,161
Solid Power, Inc.(1)(2)	15,286	33,476
Standard Motor Products, Inc.	2,104	64,635
Strattec Security Corp.(1)	396	24,635
Visteon Corp.(1)	2,855	266,372
Security	Shares	Value
Automobile Components (continued)
XPEL, Inc.(1)	2,559	$ 91,868
		$ 3,193,289
Automobiles — 0.0%†
Faraday Future Intelligent Electric, Inc.(1)(2)	9,087	$ 15,266
Livewire Group, Inc.(1)(2)	3,750	17,250
Winnebago Industries, Inc.	2,950	85,550
		$ 118,066
Banks — 9.8%
1st Source Corp.	1,859	$115,388
ACNB Corp.	1,051	45,025
Amalgamated Financial Corp.	2,392	74,630
Amerant Bancorp, Inc.	3,874	70,623
Ameris Bancorp	6,660	430,902
Ames National Corp.	711	12,663
Arrow Financial Corp.	1,663	43,936
Associated Banc-Corp.	16,914	412,532
Atlantic Union Bankshares Corp.	14,566	455,624
Axos Financial, Inc.(1)	5,322	404,685
Banc of California, Inc.	14,080	197,824
BancFirst Corp.	2,085	257,748
Bancorp, Inc.(1)	4,620	263,201
Bank First Corp.(2)	921	108,356
Bank of Hawaii Corp.	4,089	276,130
Bank of Marin Bancorp	1,552	35,448
Bank of NT Butterfield & Son Ltd.	4,557	201,784
Bank7 Corp.	308	12,884
BankFinancial Corp.	1,139	13,178
BankUnited, Inc.	7,802	277,673
Bankwell Financial Group, Inc.	722	26,014
Banner Corp.	3,591	230,363
Bar Harbor Bankshares	1,466	43,921
Baycom Corp.	964	26,712
BCB Bancorp, Inc.	1,078	9,077
Berkshire Hills Bancorp, Inc.	4,747	118,865
Blue Foundry Bancorp(1)	2,149	20,566
Blue Ridge Bankshares, Inc.(1)	6,559	23,547
Bridgewater Bancshares, Inc.(1)	1,907	30,340
Brookline Bancorp, Inc.	8,680	91,574
Burke & Herbert Financial Services Corp.	1,372	81,950
Business First Bancshares, Inc.	2,908	71,682
BV Financial, Inc.(1)	884	13,463
Byline Bancorp, Inc.	3,051	81,553
C&F Financial Corp.	312	19,260
Cadence Bank	17,914	572,890
California BanCorp(1)	2,383	37,556
Camden National Corp.	1,694	68,743
Capital Bancorp, Inc.	1,195	40,128
Capital City Bank Group, Inc.	1,232	48,479
Capitol Federal Financial, Inc.	12,693	77,427

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Carter Bankshares, Inc.(1)	1,998	$ 34,645
Cathay General Bancorp	6,832	311,061
CB Financial Services, Inc.	476	13,566
Central Pacific Financial Corp.	2,703	75,765
CF Bankshares, Inc.	392	9,396
Chain Bridge Bancorp, Inc., Class A(1)	239	6,159
Chemung Financial Corp.	289	14,008
ChoiceOne Financial Services, Inc.	1,461	41,931
Citizens & Northern Corp.	1,548	29,319
Citizens Community Bancorp, Inc.	980	13,524
Citizens Financial Services, Inc.	364	21,374
City Holding Co.	1,513	185,221
Civista Bancshares, Inc.	1,318	30,578
CNB Financial Corp.	2,047	46,794
Coastal Financial Corp.(1)	1,266	122,637
Colony Bankcorp, Inc.	1,731	28,510
Columbia Financial, Inc.(1)	3,075	44,618
Community Financial System, Inc.	5,300	301,411
Community Trust Bancorp, Inc.	1,609	85,148
Community West Bancshares	1,475	28,777
ConnectOne Bancorp, Inc.	4,746	109,917
Customers Bancorp, Inc.(1)	3,098	181,977
CVB Financial Corp.	13,401	265,206
Dime Community Bancshares, Inc.	4,020	108,299
Eagle Bancorp Montana, Inc.	756	12,603
Eagle Bancorp, Inc.	3,047	59,356
Eagle Financial Services, Inc.	469	14,361
Eastern Bankshares, Inc.	20,088	306,744
ECB Bancorp, Inc.(1)	786	12,136
Enterprise Bancorp, Inc.	1,020	40,433
Enterprise Financial Services Corp.	3,873	213,402
Equity Bancshares, Inc., Class A	1,652	67,402
Esquire Financial Holdings, Inc.	711	67,303
ESSA Bancorp, Inc.	718	13,929
Farmers & Merchants Bancorp, Inc.	1,340	33,875
Farmers National Banc Corp.	3,664	50,527
FB Bancorp, Inc.(1)	1,821	20,486
FB Financial Corp.	3,528	159,818
Fidelity D&D Bancorp, Inc.	385	17,710
Financial Institutions, Inc.	1,936	49,716
Finward Bancorp	350	9,667
Finwise Bancorp(1)	925	13,884
First Bancorp, Inc.	1,085	27,570
First BanCorp./Puerto Rico	16,345	340,466
First Bancorp/Southern Pines NC	3,957	174,464
First Bank/Hamilton	2,134	33,013
First Busey Corp.	8,745	200,129
First Business Financial Services, Inc.	801	40,579
First Capital, Inc.	333	13,750
First Commonwealth Financial Corp.	10,176	165,156
First Community Bankshares, Inc.	1,752	68,626
Security	Shares	Value
Banks (continued)
First Community Corp.	755	$ 18,407
First Financial Bancorp	9,879	239,665
First Financial Bankshares, Inc.	13,743	494,473
First Financial Corp.	1,159	62,806
First Foundation, Inc.(1)	4,983	25,413
First Internet Bancorp	795	21,386
First Interstate BancSystem, Inc., Class A	8,994	259,207
First Merchants Corp.	6,101	233,668
First Mid Bancshares, Inc.	2,306	86,452
First National Corp.	796	15,498
First Savings Financial Group, Inc.	566	14,173
First United Corp.	615	19,071
First Western Financial, Inc.(1)	592	13,356
Firstsun Capital Bancorp(1)	1,287	44,723
Five Star Bancorp	1,690	48,233
Flagstar Financial, Inc.	31,037	328,992
Flushing Financial Corp.	2,869	34,084
Franklin Financial Services Corp.	428	14,820
FS Bancorp, Inc.	547	21,541
Fulton Financial Corp.	18,370	331,395
FVCBankcorp, Inc.(1)	1,120	13,216
GBank Financial Holdings, Inc.(1)	919	32,542
German American Bancorp, Inc.	3,704	142,641
Glacier Bancorp, Inc.	11,634	501,193
Great Southern Bancorp, Inc.	796	46,789
Greene County Bancorp, Inc.	508	11,288
Guaranty Bancshares, Inc.	732	31,066
Hancock Whitney Corp.	8,844	507,646
Hanmi Financial Corp.	3,003	74,114
Hanover Bancorp, Inc.	484	11,079
HarborOne Bancorp, Inc.	3,960	46,253
Hawthorn Bancshares, Inc.	593	17,280
HBT Financial, Inc.	1,324	33,378
Heritage Commerce Corp.	5,845	58,041
Heritage Financial Corp.	3,423	81,604
Hilltop Holdings, Inc.	4,643	140,915
Hingham Institution for Savings	147	36,507
Home Bancorp, Inc.	638	33,036
Home BancShares, Inc.	19,014	541,138
HomeStreet, Inc.(1)	1,583	20,690
HomeTrust Bancshares, Inc.	1,493	55,853
Hope Bancorp, Inc.	11,475	123,127
Horizon Bancorp, Inc.	4,256	65,457
Independent Bank Corp./MA	4,441	279,272
Independent Bank Corp./MI	1,993	64,593
International Bancshares Corp.	5,470	364,083
Investar Holding Corp.	906	17,504
John Marshall Bancorp, Inc.	1,260	23,348
Kearny Financial Corp.	5,244	33,876
Lakeland Financial Corp.	2,617	160,815
Landmark Bancorp, Inc.	464	12,268

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
LCNB Corp.	873	$ 12,685
LINKBANCORP, Inc.	2,168	15,848
Live Oak Bancshares, Inc.	3,345	99,681
MainStreet Bancshares, Inc.(2)	718	13,570
Mercantile Bank Corp.	1,548	71,843
Meridian Corp.	926	11,936
Metrocity Bankshares, Inc.	1,802	51,501
Metropolitan Bank Holding Corp.(1)	1,034	72,380
Mid Penn Bancorp, Inc.	2,055	57,951
Middlefield Banc Corp.	649	19,541
Midland States Bancorp, Inc.	2,135	36,978
MidWestOne Financial Group, Inc.	1,945	55,958
MVB Financial Corp.	1,120	25,234
National Bank Holdings Corp., Class A	3,662	137,728
National Bankshares, Inc.	477	12,974
NB Bancorp, Inc.(1)	3,814	68,118
NBT Bancorp, Inc.	5,150	213,982
Nicolet Bankshares, Inc.	1,410	174,107
Northeast Bank	765	68,077
Northeast Community Bancorp, Inc.	1,105	25,686
Northfield Bancorp, Inc.	3,620	41,558
Northpointe Bancshares, Inc.	1,078	14,779
Northrim BanCorp, Inc.	555	51,759
Northwest Bancshares, Inc.	12,670	161,923
Norwood Financial Corp.	609	15,700
Oak Valley Bancorp	556	15,145
OceanFirst Financial Corp.	5,792	101,997
OFG Bancorp	4,635	198,378
Ohio Valley Banc Corp.	388	12,505
Old National Bancorp	32,743	698,736
Old Point Financial Corp.	409	16,053
Old Second Bancorp, Inc.	4,314	76,530
OP Bancorp	1,203	15,627
Orange County Bancorp, Inc.	844	21,809
Origin Bancorp, Inc.	2,901	103,682
Orrstown Financial Services, Inc.	1,942	61,814
Pacific Premier Bancorp, Inc.	10,025	211,427
Park National Corp.	1,507	252,061
Parke Bancorp, Inc.	758	15,440
Pathward Financial, Inc.	2,401	189,967
Patriot National Bancorp, Inc.(1)	4,486	6,819
PCB Bancorp	873	18,316
Peapack-Gladstone Financial Corp.	1,683	47,545
Penns Woods Bancorp, Inc.	753	22,861
Peoples Bancorp of North Carolina, Inc.	446	12,867
Peoples Bancorp, Inc.	3,365	102,767
Peoples Financial Services Corp.	901	44,482
Pioneer Bancorp, Inc.(1)	918	11,044
Plumas Bancorp	452	20,096
Ponce Financial Group, Inc.(1)	1,689	23,376
Preferred Bank/Los Angeles	1,331	115,191
Security	Shares	Value
Banks (continued)
Primis Financial Corp.	1,573	$ 17,067
Princeton Bancorp, Inc.	420	12,827
Provident Bancorp, Inc.(1)	1,536	19,185
Provident Financial Services, Inc.	13,172	230,905
QCR Holdings, Inc.	1,639	111,288
RBB Bancorp	1,736	29,877
Red River Bancshares, Inc.	422	24,771
Renasant Corp.	9,632	346,078
Republic Bancorp, Inc., Class A	856	62,582
Rhinebeck Bancorp, Inc.(1)	461	5,408
Richmond Mutual BanCorp, Inc.	930	12,834
Riverview Bancorp, Inc.	2,086	11,473
S&T Bancorp, Inc.	3,866	146,212
SB Financial Group, Inc.	606	11,575
Seacoast Banking Corp. of Florida	8,838	244,106
ServisFirst Bancshares, Inc.	5,271	408,555
Shore Bancshares, Inc.	3,085	48,496
Sierra Bancorp	1,243	36,905
Simmons First National Corp., Class A	12,555	238,043
SmartFinancial, Inc.	1,564	52,832
Sound Financial Bancorp, Inc.	219	10,074
South Plains Financial, Inc.	1,206	43,464
Southern First Bancshares, Inc.(1)	613	23,312
Southern Missouri Bancorp, Inc.	983	53,849
Southern States Bancshares, Inc.	863	31,387
Southside Bancshares, Inc.	2,903	85,435
SR Bancorp, Inc.	804	10,854
Stellar Bancorp, Inc.	4,840	135,423
Sterling Bancorp, Inc.(1)(3)	1,284	0
Stock Yards Bancorp, Inc.	2,679	211,587
Texas Capital Bancshares, Inc.(1)	4,691	372,465
Third Coast Bancshares, Inc.(1)	1,314	42,928
Timberland Bancorp, Inc.	623	19,438
Tompkins Financial Corp.	1,378	86,442
Towne Bank	7,354	251,360
TriCo Bancshares	3,126	126,572
Triumph Financial, Inc.(1)	2,209	121,738
TrustCo Bank Corp.	1,927	64,400
Trustmark Corp.	5,802	211,541
UMB Financial Corp.	7,424	780,708
Union Bankshares, Inc.	372	9,903
United Bankshares, Inc.	14,462	526,851
United Community Banks, Inc.	12,101	360,489
United Security Bancshares	1,414	12,231
Unity Bancorp, Inc.	748	35,216
Univest Financial Corp.	2,862	85,974
USCB Financial Holdings, Inc.	808	13,364
Valley National Bancorp	49,552	442,499
Veritex Holdings, Inc.	5,216	136,138
Virginia National Bankshares Corp.	390	14,430
WaFd, Inc.	8,179	239,481

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Washington Trust Bancorp, Inc.	1,967	$ 55,627
WesBanco, Inc.	9,672	305,925
West BanCorp, Inc.	1,387	27,227
Westamerica BanCorp	2,600	125,944
Western New England Bancorp, Inc.	1,877	17,325
WSFS Financial Corp.	6,027	331,485
		$ 27,131,402
Beverages — 0.1%
MGP Ingredients, Inc.	1,388	$41,598
National Beverage Corp.(1)	2,357	101,917
Vita Coco Co., Inc.(1)	4,107	148,263
Zevia PBC, Class A(1)	3,222	10,375
		$302,153
Biotechnology — 6.7%
4D Molecular Therapeutics, Inc.(1)	4,882	$18,112
89bio, Inc.(1)	12,743	125,136
Abeona Therapeutics, Inc.(1)	4,459	25,327
Absci Corp.(1)(2)	11,142	28,635
ACADIA Pharmaceuticals, Inc.(1)	12,519	270,035
Actuate Therapeutics, Inc.(1)	601	3,672
ADC Therapeutics SA(1)	6,859	18,382
ADMA Biologics, Inc.(1)	23,560	429,028
Agios Pharmaceuticals, Inc.(1)	5,913	196,666
Akebia Therapeutics, Inc.(1)	25,525	92,911
Akero Therapeutics, Inc.(1)	7,136	380,777
Aldeyra Therapeutics, Inc.(1)(2)	3,846	14,730
Alector, Inc.(1)	8,175	11,445
Alkermes PLC(1)	16,402	469,261
Allogene Therapeutics, Inc.(1)(2)	13,004	14,695
Altimmune, Inc.(1)(2)	6,955	26,916
Amicus Therapeutics, Inc.(1)	28,429	162,898
AnaptysBio, Inc.(1)(2)	1,917	42,557
Anavex Life Sciences Corp.(1)(2)	8,535	78,693
Anika Therapeutics, Inc.(1)	1,202	12,717
Annexon, Inc.(1)	9,689	23,254
Apogee Therapeutics, Inc.(1)	3,259	141,538
Arbutus Biopharma Corp.(1)(2)	15,456	47,759
Arcellx, Inc.(1)	3,738	246,147
Arcturus Therapeutics Holdings, Inc.(1)(2)	2,317	30,144
Arcus Biosciences, Inc.(1)	7,038	57,289
Arcutis Biotherapeutics, Inc.(1)	11,245	157,655
Ardelyx, Inc.(1)	23,865	93,551
ArriVent Biopharma, Inc.(1)(2)	2,352	51,203
Arrowhead Pharmaceuticals, Inc.(1)	12,489	197,326
ARS Pharmaceuticals, Inc.(1)	5,598	97,685
Astria Therapeutics, Inc.(1)	4,971	26,645
aTyr Pharma, Inc.(1)	8,881	45,027
Aura Biosciences, Inc.(1)	4,544	28,445
Aurinia Pharmaceuticals, Inc.(1)	12,026	101,860
Security	Shares	Value
Biotechnology (continued)
Avidity Biosciences, Inc.(1)	11,611	$ 329,752
Avita Medical, Inc.(1)(2)	2,076	10,982
Beam Therapeutics, Inc.(1)	9,349	159,026
Benitec Biopharma, Inc.(1)	1,477	17,281
Bicara Therapeutics, Inc.(1)	3,493	32,450
BioCryst Pharmaceuticals, Inc.(1)	20,932	187,551
Biohaven Ltd.(1)	8,985	126,778
Blueprint Medicines Corp.(1)	6,492	832,145
Bridgebio Pharma, Inc.(1)	15,966	689,412
Bright Minds Biosciences, Inc.(1)	470	12,272
Candel Therapeutics, Inc.(1)	4,016	20,321
Capricor Therapeutics, Inc.(1)(2)	3,832	38,052
Cardiff Oncology, Inc.(1)(2)	3,838	12,090
CareDx, Inc.(1)	5,565	108,740
Cargo Therapeutics, Inc.(1)	3,478	14,329
Cartesian Therapeutics, Inc.(1)(2)	708	7,356
Catalyst Pharmaceuticals, Inc.(1)	11,696	253,803
Celcuity, Inc.(1)	3,421	45,670
Celldex Therapeutics, Inc.(1)	6,544	133,170
CG Oncology, Inc.(1)	5,475	142,350
Cidara Therapeutics, Inc.(1)	1,701	82,856
Cogent Biosciences, Inc.(1)	10,839	77,824
Coherus Oncology, Inc.(1)	9,819	7,181
Compass Therapeutics, Inc.(1)(2)	7,536	19,594
Corvus Pharmaceuticals, Inc.(1)	5,348	21,392
Crinetics Pharmaceuticals, Inc.(1)	9,174	263,844
CRISPR Therapeutics AG(1)	8,451	411,057
Cullinan Therapeutics, Inc.(1)	5,240	39,457
Cytokinetics, Inc.(1)	11,927	394,068
Day One Biopharmaceuticals, Inc.(1)	7,349	47,768
Denali Therapeutics, Inc.(1)	13,522	189,173
Design Therapeutics, Inc.(1)	2,570	8,661
DiaMedica Therapeutics, Inc.(1)	2,697	10,518
Dianthus Therapeutics, Inc.(1)(2)	2,342	43,631
Disc Medicine, Inc.(1)	2,515	133,194
Dynavax Technologies Corp.(1)	10,742	106,561
Dyne Therapeutics, Inc.(1)	9,582	91,221
Editas Medicine, Inc.(1)(2)	8,245	18,139
Eledon Pharmaceuticals, Inc.(1)	5,984	16,217
Emergent BioSolutions, Inc.(1)	5,510	35,154
Enanta Pharmaceuticals, Inc.(1)	1,973	14,916
Entrada Therapeutics, Inc.(1)	2,417	16,242
Erasca, Inc.(1)(2)	17,980	22,835
Fate Therapeutics, Inc.(1)	8,358	9,361
Fennec Pharmaceuticals, Inc.(1)(2)	1,499	12,442
Foghorn Therapeutics, Inc.(1)	3,343	15,712
Geron Corp.(1)	58,953	83,124
Gossamer Bio, Inc.(1)	19,391	23,851
GRAIL, Inc.(1)(2)	3,114	160,122
Greenwich Lifesciences, Inc.(1)(2)	585	5,306
Gyre Therapeutics, Inc.(1)(2)	683	5,020

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Heron Therapeutics, Inc.(1)(2)	15,618	$ 32,329
Humacyte, Inc.(1)(2)	12,796	26,744
Ideaya Biosciences, Inc.(1)	8,418	176,946
ImmunityBio, Inc.(1)(2)	23,485	62,000
Immunome, Inc.(1)(2)	7,173	66,709
Immunovant, Inc.(1)	6,976	111,616
Inhibikase Therapeutics, Inc.(1)	6,174	12,039
Inhibrx Biosciences, Inc.(1)(2)	853	12,172
Inmune Bio, Inc.(1)(2)	1,196	2,763
Intellia Therapeutics, Inc.(1)(2)	9,760	91,549
Iovance Biotherapeutics, Inc.(1)(2)	28,729	49,414
Ironwood Pharmaceuticals, Inc.(1)	13,773	9,878
iTeos Therapeutics, Inc.(1)	2,444	24,367
Jade Biosciences, Inc.	3,312	33,087
Janux Therapeutics, Inc.(1)	4,020	92,862
KalVista Pharmaceuticals, Inc.(1)	3,731	42,179
Keros Therapeutics, Inc.(1)	2,887	38,541
Kodiak Sciences, Inc.(1)	2,568	9,579
Korro Bio, Inc.(1)(2)	598	7,469
Krystal Biotech, Inc.(1)	2,509	344,887
Kura Oncology, Inc.(1)	7,304	42,144
Kymera Therapeutics, Inc.(1)(2)	4,912	214,360
Larimar Therapeutics, Inc.(1)(2)	4,121	11,910
Lexeo Therapeutics, Inc.(1)(2)	2,387	9,596
Madrigal Pharmaceuticals, Inc.(1)	1,724	521,751
MannKind Corp.(1)	30,913	115,615
MeiraGTx Holdings PLC(1)	4,871	31,759
Metsera, Inc.(1)	1,560	44,382
MiMedx Group, Inc.(1)	11,316	69,141
Mineralys Therapeutics, Inc.(1)	3,995	54,052
Mirum Pharmaceuticals, Inc.(1)	4,439	225,901
Monopar Therapeutics, Inc.(1)	415	14,849
Monte Rosa Therapeutics, Inc.(1)	4,184	18,870
Myriad Genetics, Inc.(1)	8,747	46,447
Neurogene, Inc.(1)(2)	1,009	15,085
Nkarta, Inc.(1)(2)	5,184	8,605
Novavax, Inc.(1)(2)	16,126	101,594
Nurix Therapeutics, Inc.(1)	7,345	83,660
Nuvalent, Inc., Class A(1)	4,388	334,804
Nuvectis Pharma, Inc.(1)	1,314	9,816
Olema Pharmaceuticals, Inc.(1)	6,080	25,901
Organogenesis Holdings, Inc.(1)	5,386	19,713
ORIC Pharmaceuticals, Inc.(1)	4,581	46,497
Oruka Therapeutics, Inc.	2,777	31,130
Palvella Therapeutics, Inc.(1)	700	15,778
Perspective Therapeutics, Inc.(1)	5,476	18,837
Praxis Precision Medicines, Inc.(1)	1,689	71,022
Precigen, Inc.(1)(2)	13,542	19,230
Prime Medicine, Inc.(1)	3,901	9,635
Protagonist Therapeutics, Inc.(1)	5,912	326,756
Protalix BioTherapeutics, Inc.(1)	7,119	10,536
Security	Shares	Value
Biotechnology (continued)
Protara Therapeutics, Inc.(1)	3,298	$ 9,993
Prothena Corp. PLC(1)	4,368	26,514
PTC Therapeutics, Inc.(1)	7,936	387,594
Puma Biotechnology, Inc.(1)	4,055	13,909
Recursion Pharmaceuticals, Inc., Class A(1)(2)	34,669	175,425
REGENXBIO, Inc.(1)	4,037	33,144
Relay Therapeutics, Inc.(1)	12,730	44,046
Replimune Group, Inc.(1)	6,167	57,291
Rezolute, Inc.(1)	6,834	30,480
Rhythm Pharmaceuticals, Inc.(1)	5,546	350,452
Rigel Pharmaceuticals, Inc.(1)	1,481	27,739
Rocket Pharmaceuticals, Inc.(1)	7,797	19,103
Sage Therapeutics, Inc.(1)	5,253	47,907
Sana Biotechnology, Inc.(1)(2)	12,952	35,359
Savara, Inc.(1)	11,689	26,651
Scholar Rock Holding Corp.(1)	8,109	287,221
SELLAS Life Sciences Group, Inc.(1)	9,744	21,339
Sionna Therapeutics, Inc.(1)(2)	1,259	21,844
Soleno Therapeutics, Inc.(1)	4,103	343,749
Solid Biosciences, Inc.(1)	6,740	32,824
SpringWorks Therapeutics, Inc.(1)	7,428	349,042
Spyre Therapeutics, Inc.(1)(2)	5,091	76,212
Stoke Therapeutics, Inc.(1)	4,184	47,488
Syndax Pharmaceuticals, Inc.(1)	7,858	73,590
Tango Therapeutics, Inc.(1)	7,830	40,090
Taysha Gene Therapies, Inc.(1)(2)	15,672	36,202
Tectonic Therapeutic, Inc.(1)	1,122	22,294
Tevogen Bio Holdings, Inc.(1)	2,143	2,679
TG Therapeutics, Inc.(1)	14,829	533,696
Tonix Pharmaceuticals Holding Corp.(1)	773	27,813
Tourmaline Bio, Inc.(1)	2,262	36,169
Travere Therapeutics, Inc.(1)	8,510	125,948
TriSalus Life Sciences, Inc.(1)(2)	1,629	8,878
TuHURA Biosciences, Inc.(1)	2,622	5,847
Twist Bioscience Corp.(1)	6,098	224,345
Tyra Biosciences, Inc.(1)(2)	1,991	19,054
Upstream Bio, Inc.(1)(2)	3,558	39,067
UroGen Pharma Ltd.(1)	3,832	52,498
Vanda Pharmaceuticals, Inc.(1)	4,281	20,206
Vaxcyte, Inc.(1)	12,842	417,493
Vera Therapeutics, Inc.(1)	5,254	123,784
Veracyte, Inc.(1)	7,784	210,402
Verastem, Inc.(1)(2)	3,889	16,139
Vericel Corp.(1)	5,137	218,579
Verve Therapeutics, Inc.(1)	6,570	73,781
Vir Biotechnology, Inc.(1)	8,321	41,938
Viridian Therapeutics, Inc.(1)	7,093	99,160
Voyager Therapeutics, Inc.(1)	3,923	12,201
Xencor, Inc.(1)	7,045	55,374
Xenon Pharmaceuticals, Inc.(1)	7,758	242,825
XOMA Royalty Corp.(1)	959	24,167

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Y-mAbs Therapeutics, Inc.(1)	3,701	$ 16,691
Zenas Biopharma, Inc.(1)	1,608	15,582
Zymeworks, Inc.(1)	5,616	70,481
		$ 18,516,897
Broadline Retail — 0.1%
Groupon, Inc.(1)(2)	2,555	$ 85,465
Kohl's Corp.	11,140	94,467
Savers Value Village, Inc.(1)	2,598	26,500
		$206,432
Building Products — 1.3%
American Woodmark Corp.(1)	1,488	$79,415
Apogee Enterprises, Inc.	2,197	89,198
AZZ, Inc.	3,072	290,243
CSW Industrials, Inc.	1,665	477,572
Gibraltar Industries, Inc.(1)	3,081	181,779
Griffon Corp.	3,934	284,704
Insteel Industries, Inc.	1,863	69,322
Janus International Group, Inc.(1)	13,900	113,146
JELD-WEN Holding, Inc.(1)	8,463	33,175
MasterBrand, Inc.(1)	12,895	140,942
Quanex Building Products Corp.	4,835	91,381
Resideo Technologies, Inc.(1)	15,172	334,694
Tecnoglass, Inc.(2)	2,485	192,240
UFP Industries, Inc.	6,170	613,051
Zurn Elkay Water Solutions Corp., Class C	15,357	561,605
		$3,552,467
Capital Markets — 1.7%
Acadian Asset Management, Inc.	2,708	$95,430
AlTi Global, Inc.(1)(2)	4,345	18,032
Artisan Partners Asset Management, Inc., Class A	6,364	282,116
Bakkt Holdings, Inc.(1)(2)	524	7,310
BGC Group, Inc., Class A	36,907	377,559
Cohen & Steers, Inc.	2,786	209,925
Diamond Hill Investment Group, Inc.	250	36,328
DigitalBridge Group, Inc.	17,501	181,135
Donnelley Financial Solutions, Inc.(1)	2,615	161,215
Forge Global Holdings, Inc.(1)(2)	1,041	19,821
GCM Grosvenor, Inc., Class A(2)	4,316	49,893
Marex Group PLC	3,251	128,317
MarketWise, Inc.(2)	63	1,247
Moelis & Co., Class A	7,592	473,133
Open Lending Corp., Class A(1)	9,892	19,190
P10, Inc., Class A	5,554	56,762
Patria Investments Ltd., Class A	6,140	86,328
Perella Weinberg Partners	6,225	120,889
Piper Sandler Cos.	1,770	491,954
PJT Partners, Inc., Class A	2,331	384,638
Siebert Financial Corp.(1)	1,444	6,382
Security	Shares	Value
Capital Markets (continued)
Silvercrest Asset Management Group, Inc., Class A	744	$ 11,800
StepStone Group, Inc., Class A	6,406	355,533
StoneX Group, Inc.(1)	4,617	420,793
Value Line, Inc.(2)	91	3,563
Victory Capital Holdings, Inc., Class A	4,521	287,852
Virtus Investment Partners, Inc.	689	124,985
Westwood Holdings Group, Inc.	761	11,872
WisdomTree, Inc.(2)	12,290	141,458
		$4,565,460
Chemicals — 1.6%
AdvanSix, Inc.	2,633	$62,534
American Vanguard Corp.(1)	2,506	9,824
Arq, Inc.(1)	2,422	13,006
ASP Isotopes, Inc.(1)	5,483	40,355
Aspen Aerogels, Inc.(1)	5,708	33,791
Avient Corp.	9,391	303,423
Balchem Corp.	3,354	533,957
Cabot Corp.	5,540	415,500
Chemours Co.	15,385	176,158
Core Molding Technologies, Inc.(1)	640	10,618
Ecovyst, Inc.(1)	11,401	93,830
Flotek Industries, Inc.(1)	1,455	21,476
Ginkgo Bioworks Holdings, Inc.(1)	3,969	44,651
Hawkins, Inc.	2,023	287,468
HB Fuller Co.	5,529	332,569
Ingevity Corp.(1)	3,718	160,209
Innospec, Inc.	2,608	219,307
Intrepid Potash, Inc.(1)	1,100	39,303
Koppers Holdings, Inc.	2,005	64,461
Kronos Worldwide, Inc.	1,877	11,637
LSB Industries, Inc.(1)	5,423	42,299
Mativ Holdings, Inc.	5,420	36,964
Minerals Technologies, Inc.	3,236	178,207
Orion SA	5,576	58,492
Perimeter Solutions, Inc.(1)	14,000	194,880
PureCycle Technologies, Inc.(1)(2)	12,897	176,689
Quaker Chemical Corp.	1,370	153,358
Rayonier Advanced Materials, Inc.(1)	5,330	20,521
Sensient Technologies Corp.	4,253	419,006
Solesence, Inc.(1)	1,920	8,371
Stepan Co.	2,118	115,600
Trinseo PLC	3,476	10,845
Tronox Holdings PLC	11,640	59,015
Valhi, Inc.	189	3,054
		$4,351,378
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	6,286	$296,762
ACCO Brands Corp.	9,262	33,158
Acme United Corp.	339	14,052

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
ACV Auctions, Inc., Class A(1)	17,151	$ 278,189
BrightView Holdings, Inc.(1)	5,891	98,085
Brink's Co.	4,427	395,287
Casella Waste Systems, Inc., Class A(1)	6,388	737,047
CECO Environmental Corp.(1)	3,074	87,025
Cimpress PLC(1)	1,534	72,098
CompX International, Inc.	124	3,295
CoreCivic, Inc.(1)	11,304	238,175
Deluxe Corp.	4,327	68,843
Driven Brands Holdings, Inc.(1)	5,871	103,095
Ennis, Inc.	2,271	41,196
Enviri Corp.(1)	7,844	68,086
GEO Group, Inc.(1)	13,967	334,510
Healthcare Services Group, Inc.(1)	7,399	111,207
HNI Corp.	4,739	233,064
Interface, Inc.	5,657	118,401
Liquidity Services, Inc.(1)	2,122	50,058
MillerKnoll, Inc.	7,011	136,154
Mobile Infrastructure Corp.(1)	1,470	6,659
Montrose Environmental Group, Inc.(1)	3,115	68,187
NL Industries, Inc.	532	3,405
OPENLANE, Inc.(1)	10,732	262,397
Perma-Fix Environmental Services, Inc.(1)	1,232	12,961
Pitney Bowes, Inc.	18,743	204,486
Quad/Graphics, Inc.	2,612	14,758
Steelcase, Inc., Class A	8,563	89,312
UniFirst Corp.	1,575	296,446
Vestis Corp.	11,782	67,511
Virco Mfg. Corp.	1,023	8,163
VSE Corp.	2,074	271,652
		$4,823,724
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.(1)	7,756	$69,571
Applied Optoelectronics, Inc.(1)(2)	5,488	140,987
Aviat Networks, Inc.(1)	1,092	26,263
BK Technologies Corp.(1)	277	13,055
Calix, Inc.(1)	6,023	320,363
Clearfield, Inc.(1)	1,291	56,042
CommScope Holding Co., Inc.(1)	21,792	180,438
Digi International, Inc.(1)	3,494	121,801
Extreme Networks, Inc.(1)	13,490	242,146
Harmonic, Inc.(1)	10,947	103,668
Inseego Corp.(1)	1,268	10,448
NETGEAR, Inc.(1)	2,917	84,797
NetScout Systems, Inc.(1)	7,183	178,210
Ribbon Communications, Inc.(1)	8,663	34,739
Viasat, Inc.(1)	11,887	173,550
Viavi Solutions, Inc.(1)	22,226	223,816
		$1,979,894
Security	Shares	Value
Construction & Engineering — 2.0%
Ameresco, Inc., Class A(1)	3,197	$ 48,563
Arcosa, Inc.	4,909	425,659
Argan, Inc.	1,354	298,530
Bowman Consulting Group Ltd.(1)	1,435	41,256
Centuri Holdings, Inc.(1)	1,733	38,889
Concrete Pumping Holdings, Inc.	2,145	13,192
Construction Partners, Inc., Class A(1)	4,794	509,506
Dycom Industries, Inc.(1)	2,874	702,377
Fluor Corp.(1)	17,099	876,666
Granite Construction, Inc.(2)	4,455	416,587
Great Lakes Dredge & Dock Corp.(1)	6,469	78,857
IES Holdings, Inc.(1)	923	273,420
Limbach Holdings, Inc.(1)	1,083	151,728
Matrix Service Co.(1)	2,591	35,005
MYR Group, Inc.(1)	1,575	285,784
NWPX Infrastructure, Inc.(1)	837	34,325
Orion Group Holdings, Inc.(1)	3,003	27,237
Primoris Services Corp.	5,528	430,852
Southland Holdings, Inc.(1)	310	1,296
Sterling Infrastructure, Inc.(1)	3,044	702,342
Tutor Perini Corp.(1)	4,396	205,645
		$5,597,716
Construction Materials — 0.2%
Knife River Corp.(1)	5,799	$473,430
Smith-Midland Corp.(1)	440	14,767
Titan America SA(1)	2,482	30,975
United States Lime & Minerals, Inc.	1,101	109,880
		$629,052
Consumer Finance — 1.1%
Atlanticus Holdings Corp.(1)	446	$24,418
Bread Financial Holdings, Inc.	4,768	272,348
Consumer Portfolio Services, Inc.(1)	1,073	10,548
Dave, Inc.(1)	947	254,184
Encore Capital Group, Inc.(1)	2,310	89,420
Enova International, Inc.(1)	2,481	276,681
FirstCash Holdings, Inc.	4,047	546,912
Green Dot Corp., Class A(1)	5,478	59,053
LendingClub Corp.(1)	11,563	139,103
LendingTree, Inc.(1)	1,141	42,297
Medallion Financial Corp.	1,835	17,488
Navient Corp.	7,523	106,074
Nelnet, Inc., Class A	1,440	174,413
NerdWallet, Inc., Class A(1)	3,499	38,384
Oportun Financial Corp.(1)	3,418	24,473
OppFi, Inc.(2)	2,476	34,639
PRA Group, Inc.(1)	3,840	56,640
PROG Holdings, Inc.	4,153	121,890
Regional Management Corp.	947	27,662

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Upstart Holdings, Inc.(1)	8,600	$ 556,248
Vroom, Inc.(1)	109	3,108
World Acceptance Corp.(1)	369	60,929
		$ 2,936,912
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc.	3,200	$ 117,600
Chefs' Warehouse, Inc.(1)	3,725	237,692
Grocery Outlet Holding Corp.(1)	9,676	120,176
Guardian Pharmacy Services, Inc., Class A(1)	1,302	27,746
HF Foods Group, Inc.(1)	3,141	9,988
Ingles Markets, Inc., Class A	1,398	88,605
Natural Grocers by Vitamin Cottage, Inc.	1,303	51,143
PriceSmart, Inc.	2,572	270,163
SpartanNash Co.	3,443	91,205
United Natural Foods, Inc.(1)	5,890	137,296
Village Super Market, Inc., Class A	934	35,959
Weis Markets, Inc.(2)	1,638	118,739
		$1,306,312
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	14,157	$60,592
Greif, Inc., Class A	2,588	168,194
Greif, Inc., Class B	446	30,778
Myers Industries, Inc.	3,634	52,657
O-I Glass, Inc.(1)	15,701	231,433
Ranpak Holdings Corp.(1)	4,233	15,112
TriMas Corp.	3,392	97,045
		$655,811
Distributors — 0.0%†
A-Mark Precious Metals, Inc.	1,891	$41,942
GigaCloud Technology, Inc., Class A(1)	2,705	53,505
Weyco Group, Inc.	443	14,690
		$110,137
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.(1)	3,793	$482,583
American Public Education, Inc.(1)	1,538	46,847
Carriage Services, Inc.	1,450	66,323
Coursera, Inc.(1)	13,485	118,129
European Wax Center, Inc., Class A(1)	3,368	18,962
frontdoor, Inc.(1)	7,601	448,003
Graham Holdings Co., Class B	322	304,667
KinderCare Learning Cos., Inc.(1)	2,915	29,441
Laureate Education, Inc.(1)	13,026	304,548
Lincoln Educational Services Corp.(1)	2,731	62,949
Matthews International Corp., Class A	2,954	70,630
Mister Car Wash, Inc.(1)	9,174	55,136
Nerdy, Inc.(1)(2)	4,065	6,626
Security	Shares	Value
Diversified Consumer Services (continued)
OneSpaWorld Holdings Ltd.	9,687	$ 197,518
Perdoceo Education Corp.	6,284	205,424
Strategic Education, Inc.	2,460	209,420
Stride, Inc.(1)	4,340	630,125
Udemy, Inc.(1)	9,103	63,994
Universal Technical Institute, Inc.(1)	4,713	159,724
Zspace, Inc.(1)	220	717
		$ 3,481,766
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	7,211	$128,572
Alpine Income Property Trust, Inc.	1,076	15,828
American Assets Trust, Inc.	5,311	104,892
Armada Hoffler Properties, Inc.	8,248	56,664
Broadstone Net Lease, Inc.	19,084	306,298
CTO Realty Growth, Inc.	3,020	52,125
Essential Properties Realty Trust, Inc.	20,299	647,741
Gladstone Commercial Corp.	4,674	66,979
Global Net Lease, Inc.	21,006	158,595
Modiv Industrial, Inc.(2)	955	13,446
NexPoint Diversified Real Estate Trust(2)	2,941	12,323
One Liberty Properties, Inc.	1,874	44,714
		$1,608,177
Diversified Telecommunication Services — 0.4%
Anterix, Inc.(1)	1,033	$26,496
ATN International, Inc.	967	15,714
Bandwidth, Inc., Class A(1)	2,355	37,444
Cogent Communications Holdings, Inc.	4,462	215,113
Globalstar, Inc.(1)	5,087	119,799
IDT Corp., Class B	1,662	113,548
Liberty Latin America Ltd., Class A(1)	3,362	20,508
Liberty Latin America Ltd., Class C(1)	13,189	82,036
Lumen Technologies, Inc.(1)	97,444	426,805
Shenandoah Telecommunications Co.	4,830	65,978
		$1,123,441
Electric Utilities — 1.0%
ALLETE, Inc.	5,876	$376,475
Genie Energy Ltd., Class B	2,171	58,357
Hawaiian Electric Industries, Inc.(1)	17,588	186,961
MGE Energy, Inc.	3,688	326,167
Oklo, Inc.(1)	10,487	587,167
Otter Tail Corp.	3,937	303,503
Portland General Electric Co.	11,264	457,656
TXNM Energy, Inc.	9,470	533,350
		$2,829,636
Electrical Equipment — 1.5%
Allient, Inc.	1,377	$49,999

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
American Superconductor Corp.(1)	3,900	$ 143,091
Amprius Technologies, Inc.(1)	9,516	40,062
Array Technologies, Inc.(1)	15,690	92,571
Atkore, Inc.	3,509	247,560
Bloom Energy Corp., Class A(1)(2)	20,917	500,335
Complete Solaria, Inc.(1)(2)	6,156	11,327
EnerSys	3,988	342,051
Enovix Corp.(1)(2)	17,206	177,910
Eos Energy Enterprises, Inc.(1)(2)	22,722	116,337
Fluence Energy, Inc.(1)(2)	7,753	52,022
Hyliion Holdings Corp.(1)	14,559	19,218
KULR Technology Group, Inc.(1)	3,367	24,007
LSI Industries, Inc.	2,901	49,346
NANO Nuclear Energy, Inc.(1)(2)	2,731	94,192
Net Power, Inc.(1)(2)	2,072	5,118
NEXTracker, Inc., Class A(1)	14,544	790,757
NuScale Power Corp.(1)(2)	12,946	512,144
Plug Power, Inc.(1)	93,347	139,087
Powell Industries, Inc.(2)	949	199,717
Power Solutions International, Inc.(1)	669	43,271
Preformed Line Products Co.	222	35,478
Shoals Technologies Group, Inc., Class A(1)	17,762	75,488
SKYX Platforms Corp.(1)	6,251	6,532
Sunrun, Inc.(1)	22,144	181,138
T1 Energy, Inc.(1)(2)	10,984	13,510
Thermon Group Holdings, Inc.(1)	3,323	93,310
Vicor Corp.(1)	2,386	108,229
		$4,163,807
Electronic Equipment, Instruments & Components — 3.3%
908 Devices, Inc.(1)	2,795	$19,928
Advanced Energy Industries, Inc.	3,811	504,958
Aeva Technologies, Inc.(1)(2)	3,129	118,245
Arlo Technologies, Inc.(1)	10,155	172,229
Badger Meter, Inc.	3,008	736,810
Bel Fuse, Inc., Class A	171	15,364
Bel Fuse, Inc., Class B	1,032	100,816
Belden, Inc.	4,101	474,896
Benchmark Electronics, Inc.	3,516	136,526
Climb Global Solutions, Inc.	440	47,040
CTS Corp.	3,118	132,858
Daktronics, Inc.(1)	4,192	63,383
ePlus, Inc.(1)	2,642	190,488
Evolv Technologies Holdings, Inc.(1)	11,113	69,345
Fabrinet(1)	3,691	1,087,664
FARO Technologies, Inc.(1)	1,964	86,259
Frequency Electronics, Inc.	672	15,261
Insight Enterprises, Inc.(1)	2,835	391,471
Itron, Inc.(1)	4,641	610,895
Kimball Electronics, Inc.(1)	2,480	47,690
Knowles Corp.(1)	8,936	157,452
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	3,514	$ 33,418
MicroVision, Inc.(1)(2)	25,047	28,554
Mirion Technologies, Inc.(1)	21,455	461,926
M-Tron Industries, Inc.(1)	251	10,542
Napco Security Technologies, Inc.	3,439	102,104
Neonode, Inc.(1)(2)	1,072	27,336
nLIGHT, Inc.(1)	4,911	96,649
Novanta, Inc.(1)	3,653	470,981
OSI Systems, Inc.(1)	1,605	360,900
Ouster, Inc.(1)	5,189	125,833
PAR Technology Corp.(1)	4,095	284,070
PC Connection, Inc.	1,129	74,266
Plexus Corp.(1)	2,738	370,479
Powerfleet, Inc. NJ(1)	12,692	54,703
Red Cat Holdings, Inc.(1)	7,644	55,648
Richardson Electronics Ltd.(2)	988	9,534
Rogers Corp.(1)	1,903	130,318
Sanmina Corp.(1)	5,339	522,314
ScanSource, Inc.(1)	2,226	93,069
TTM Technologies, Inc.(1)	10,170	415,139
Vishay Intertechnology, Inc.	12,694	201,581
Vishay Precision Group, Inc.(1)(2)	1,011	28,409
Vuzix Corp.(1)	6,557	19,147
		$9,156,498
Energy Equipment & Services — 1.6%
Archrock, Inc.	16,883	$419,205
Aris Water Solutions, Inc., Class A	3,153	74,568
Atlas Energy Solutions, Inc.(2)	7,522	100,569
Borr Drilling Ltd.(1)	22,746	41,625
Bristow Group, Inc.(1)	2,905	95,778
Cactus, Inc., Class A	6,973	304,860
ChampionX Corp.	19,471	483,660
Core Laboratories, Inc.(2)	4,661	53,695
DMC Global, Inc.(1)	1,926	15,524
Energy Services of America Corp.	1,207	11,998
Expro Group Holdings NV(1)	10,544	90,573
Flowco Holdings, Inc., Class A	1,986	35,371
Forum Energy Technologies, Inc.(1)	810	15,771
Helix Energy Solutions Group, Inc.(1)	14,305	89,263
Helmerich & Payne, Inc.	10,113	153,313
Innovex International, Inc.(1)	3,959	61,840
Kodiak Gas Services, Inc.	5,511	188,862
Liberty Energy, Inc.	16,356	187,767
Mammoth Energy Services, Inc.(1)	1,924	5,387
Nabors Industries Ltd.(1)(2)	1,444	40,461
National Energy Services Reunited Corp.(1)(2)	6,227	37,486
Natural Gas Services Group, Inc.(1)	1,051	27,126
Noble Corp. PLC	12,901	342,521
Oceaneering International, Inc.(1)	9,600	198,912
Oil States International, Inc.(1)	6,222	33,350

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	36,078	$ 213,942
ProFrac Holding Corp., Class A(1)(2)	1,873	14,534
ProPetro Holding Corp.(1)	8,180	48,835
Ranger Energy Services, Inc., Class A	1,283	15,319
RPC, Inc.	8,391	39,689
SEACOR Marine Holdings, Inc.(1)	1,989	10,144
Seadrill Ltd.(1)	6,603	173,329
Select Water Solutions, Inc.	9,545	82,469
Solaris Energy Infrastructure, Inc., Class A	3,724	105,352
TETRA Technologies, Inc.(1)	12,362	41,536
Tidewater, Inc.(1)	5,165	238,261
Transocean Ltd.(1)	73,884	191,360
Valaris Ltd.(1)(2)	6,359	267,777
		$4,552,032
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(1)	44,447	$137,786
Atlanta Braves Holdings, Inc., Class A(1)(2)	690	33,955
Atlanta Braves Holdings, Inc., Class C(1)	4,715	220,520
Cinemark Holdings, Inc.(2)	10,801	325,974
CuriosityStream, Inc.	3,263	18,371
Eventbrite, Inc., Class A(1)	7,686	20,214
Gaia, Inc.(1)	1,740	7,638
Golden Matrix Group, Inc.(1)(2)	1,948	3,312
IMAX Corp.(1)(2)	4,433	123,947
Lionsgate Studios Corp.(1)	19,022	110,518
Madison Square Garden Entertainment Corp.(1)	3,965	158,481
Marcus Corp.	2,510	42,318
Playstudios, Inc.(1)	8,439	11,055
Playtika Holding Corp.	5,743	27,164
Reservoir Media, Inc.(1)	1,534	11,766
Sphere Entertainment Co.(1)(2)	2,839	118,670
Starz Entertainment Corp.(1)	1,266	20,345
Vivid Seats, Inc., Class A(1)	7,449	12,589
		$1,404,623
Financial Services — 2.4%
Acacia Research Corp.(1)	3,139	$11,238
Alerus Financial Corp.	2,349	50,832
AvidXchange Holdings, Inc.(1)	18,182	178,002
Banco Latinoamericano de Comercio Exterior SA	2,972	119,772
Better Home & Finance Holding Co.(1)	501	6,207
Burford Capital Ltd.	19,594	279,410
Cannae Holdings, Inc.	5,519	115,071
Cantaloupe, Inc.(1)	5,937	65,248
Cass Information Systems, Inc.	1,350	58,658
Compass Diversified Holdings	6,751	42,396
Enact Holdings, Inc.	2,983	110,818
Essent Group Ltd.	10,154	616,652
EVERTEC, Inc.	6,444	232,306
Federal Agricultural Mortgage Corp., Class C	953	185,149
Security	Shares	Value
Financial Services (continued)
Finance of America Cos., Inc., Class A(1)	453	$ 10,564
Flywire Corp.(1)	12,634	147,818
HA Sustainable Infrastructure Capital, Inc.(2)	12,499	335,723
International Money Express, Inc.(1)	3,046	30,734
Jackson Financial, Inc., Class A	7,269	645,415
loanDepot, Inc., Class A(1)	8,336	10,587
Marqeta, Inc., Class A(1)	39,281	229,008
Merchants Bancorp	2,649	87,602
NCR Atleos Corp.(1)	7,548	215,344
NewtekOne, Inc.	1,925	21,714
NMI Holdings, Inc., Class A(1)	7,918	334,060
Onity Group, Inc.(1)	531	20,268
Pagseguro Digital Ltd., Class A	18,476	178,109
Payoneer Global, Inc.(1)	27,415	187,793
Paysafe Ltd.(1)	3,202	40,409
Paysign, Inc.(1)	2,696	19,411
PennyMac Financial Services, Inc.	2,987	297,625
Priority Technology Holdings, Inc.(1)	1,924	14,969
Radian Group, Inc.	14,446	520,345
Remitly Global, Inc.(1)	15,838	297,279
Repay Holdings Corp.(1)	8,014	38,627
Security National Financial Corp., Class A(1)	1,503	14,805
Sezzle, Inc.(1)	1,508	270,309
StoneCo Ltd., Class A(1)	24,766	397,247
SWK Holdings Corp.	267	3,936
Triller Group, Inc.(1)(2)	10,521	9,790
Velocity Financial, Inc.(1)	1,144	21,210
Walker & Dunlop, Inc.	3,362	236,954
Waterstone Financial, Inc.	1,822	25,162
		$6,734,576
Food Products — 0.9%
Alico, Inc.	470	$15,360
B&G Foods, Inc.	7,068	29,898
Beyond Meat, Inc.(1)(2)	5,892	20,563
BRC, Inc., Class A(1)(2)	4,075	5,338
Calavo Growers, Inc.	1,707	45,389
Cal-Maine Foods, Inc.	4,692	467,464
Dole PLC	7,110	99,469
Forafric Global PLC(1)(2)	431	3,362
Fresh Del Monte Produce, Inc.	3,359	108,899
Hain Celestial Group, Inc.(1)	8,890	13,513
J&J Snack Foods Corp.	1,596	181,002
John B. Sanfilippo & Son, Inc.	891	56,347
Lancaster Colony Corp.	2,053	354,697
Lifeway Foods, Inc.(1)	441	10,871
Limoneira Co.	1,446	22,630
Mama's Creations, Inc.(1)	3,224	26,759
Mission Produce, Inc.(1)	4,781	56,033
Seneca Foods Corp., Class A(1)	439	44,528
Simply Good Foods Co.(1)	9,549	301,653

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
SunOpta, Inc.(1)	8,959	$ 51,962
Tootsie Roll Industries, Inc.	1,796	60,076
TreeHouse Foods, Inc.(1)	4,798	93,177
Utz Brands, Inc.	7,394	92,795
Vital Farms, Inc.(1)	3,487	134,319
Westrock Coffee Co.(1)(2)	3,320	19,023
WK Kellogg Co.(2)	6,428	102,462
		$ 2,417,589
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A	12,220	$508,352
Chesapeake Utilities Corp.	2,313	278,069
New Jersey Resources Corp.	10,322	462,632
Northwest Natural Holding Co.	4,134	164,203
ONE Gas, Inc.	6,119	439,711
RGC Resources, Inc.	661	14,793
Southwest Gas Holdings, Inc.	6,615	492,090
Spire, Inc.	5,894	430,203
		$2,790,053
Ground Transportation — 0.3%
ArcBest Corp.	2,338	$180,049
Covenant Logistics Group, Inc.	1,406	33,899
FTAI Infrastructure, Inc.	9,864	60,861
Heartland Express, Inc.	4,623	39,943
Hertz Global Holdings, Inc.(1)(2)	12,023	82,117
Marten Transport Ltd.	5,775	75,017
PAMT Corp.(1)	502	6,461
Proficient Auto Logistics, Inc.(1)	1,532	11,122
RXO, Inc.(1)	16,685	262,288
Universal Logistics Holdings, Inc.	475	12,056
Werner Enterprises, Inc.	6,200	169,632
		$933,445
Health Care Equipment & Supplies — 2.7%
Accuray, Inc.(1)(2)	7,702	$10,552
Alphatec Holdings, Inc.(1)	11,845	131,479
AngioDynamics, Inc.(1)	3,837	38,063
Anteris Technologies Global Corp.(1)(2)	1,520	5,761
Artivion, Inc.(1)	3,885	120,824
AtriCure, Inc.(1)	4,941	161,917
Avanos Medical, Inc.(1)	4,598	56,280
AxoGen, Inc.(1)	4,047	43,910
Beta Bionics, Inc.(1)	1,339	19,496
Bioventus, Inc., Class A(1)	3,678	24,348
Butterfly Network, Inc.(1)	19,611	39,222
Ceribell, Inc.(1)	2,544	47,649
Cerus Corp.(1)	17,500	24,675
ClearPoint Neuro, Inc.(1)	2,660	31,760
CONMED Corp.	3,228	168,114
CVRx, Inc.(1)(2)	918	5,398
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Delcath Systems, Inc.(1)	3,075	$ 41,820
Electromed, Inc.(1)	704	15,481
Embecta Corp.	5,742	55,640
Enovis Corp.(1)	5,838	183,080
Glaukos Corp.(1)	5,709	589,683
Haemonetics Corp.(1)	5,148	384,092
ICU Medical, Inc.(1)	2,469	326,278
Inogen, Inc.(1)	1,598	11,234
Integer Holdings Corp.(1)	3,521	432,977
Integra LifeSciences Holdings Corp.(1)	6,715	82,393
iRadimed Corp.	721	43,109
iRhythm Technologies, Inc.(1)	3,256	501,294
Kestra Medical Technologies Ltd.(1)	1,343	22,267
KORU Medical Systems, Inc.(1)	4,336	15,523
Lantheus Holdings, Inc.(1)(2)	6,893	564,261
LeMaitre Vascular, Inc.	2,122	176,232
LENSAR, Inc.(1)	961	12,656
LivaNova PLC(1)	5,706	256,884
Lucid Diagnostics, Inc.(1)	7,067	8,127
Merit Medical Systems, Inc.(1)	5,973	558,356
Myomo, Inc.(1)(2)	3,324	7,180
Neogen Corp.(1)	22,103	105,652
Neuronetics, Inc.(1)	3,692	12,885
NeuroPace, Inc.(1)	2,455	27,349
Novocure Ltd.(1)	10,374	184,657
Omnicell, Inc.(1)	4,774	140,356
OraSure Technologies, Inc.(1)	7,452	22,356
Orthofix Medical, Inc.(1)	3,494	38,958
OrthoPediatrics Corp.(1)	1,565	33,616
Outset Medical, Inc.(1)	1,809	34,751
PROCEPT BioRobotics Corp.(1)	5,364	308,966
Pro-Dex, Inc.(1)	216	9,426
Pulmonx Corp.(1)	3,617	9,368
Pulse Biosciences, Inc.(1)(2)	1,864	28,128
QuidelOrtho Corp.(1)	6,923	199,521
RxSight, Inc.(1)	3,636	47,268
Sanara Medtech, Inc.(1)	313	8,886
SANUWAVE Health, Inc.(1)	716	23,528
Semler Scientific, Inc.(1)	678	26,266
SI-BONE, Inc.(1)	4,118	77,501
Sight Sciences, Inc.(1)	3,442	14,215
STAAR Surgical Co.(1)	4,831	81,064
Stereotaxis, Inc.(1)	5,370	11,384
SurModics, Inc.(1)	1,426	42,366
Tactile Systems Technology, Inc.(1)	2,295	23,271
Tandem Diabetes Care, Inc.(1)	6,870	128,057
TransMedics Group, Inc.(1)	3,394	454,830
Treace Medical Concepts, Inc.(1)	4,493	26,419
UFP Technologies, Inc.(1)	736	179,702
Utah Medical Products, Inc.	296	16,848
Varex Imaging Corp.(1)	3,855	33,423

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zimvie, Inc.(1)	2,549	$ 23,833
		$ 7,592,865
Health Care Providers & Services — 3.1%
AdaptHealth Corp.(1)	9,594	$ 90,472
Addus HomeCare Corp.(1)	1,854	213,562
agilon health, Inc.(1)	30,224	69,515
AirSculpt Technologies, Inc.(1)(2)	508	2,454
Alignment Healthcare, Inc.(1)	13,031	182,434
AMN Healthcare Services, Inc.(1)	3,713	76,748
Ardent Health, Inc.(1)	2,413	32,962
Astrana Health, Inc.(1)	4,257	105,914
Aveanna Healthcare Holdings, Inc.(1)	5,295	27,693
BrightSpring Health Services, Inc.(1)	8,559	201,907
Brookdale Senior Living, Inc.(1)	23,440	163,142
Castle Biosciences, Inc.(1)	2,900	59,218
Clover Health Investments Corp.(1)	41,224	115,015
Community Health Systems, Inc.(1)	12,400	42,160
Concentra Group Holdings Parent, Inc.	11,932	245,441
CorVel Corp.(1)	2,973	305,565
Cross Country Healthcare, Inc.(1)	3,421	44,644
DocGo, Inc.(1)	10,639	16,703
Enhabit, Inc.(1)	4,967	47,882
Ensign Group, Inc.	5,738	885,144
Fulgent Genetics, Inc.(1)	2,034	40,436
GeneDx Holdings Corp.(1)	1,917	176,958
Guardant Health, Inc.(1)	12,196	634,680
HealthEquity, Inc.(1)	8,650	906,174
Hims & Hers Health, Inc.(1)	19,353	964,747
Innovage Holding Corp.(1)	1,437	5,303
Joint Corp.(1)	1,060	12,232
LifeStance Health Group, Inc.(1)	14,130	73,052
Nano-X Imaging Ltd.(1)	6,560	33,915
National HealthCare Corp.	1,241	132,800
National Research Corp.	1,412	23,722
NeoGenomics, Inc.(1)	13,339	97,508
Nutex Health, Inc.(1)	350	43,572
Oncology Institute, Inc.(1)	6,026	12,353
OPKO Health, Inc.(1)	31,889	42,094
Option Care Health, Inc.(1)	16,829	546,606
Owens & Minor, Inc.(1)	7,381	67,167
PACS Group, Inc.(1)	4,499	58,127
Pediatrix Medical Group, Inc.(1)	8,364	120,023
Pennant Group, Inc.(1)	3,414	101,908
Performant Healthcare, Inc.(1)	5,558	22,232
Premier, Inc., Class A	9,339	204,804
Privia Health Group, Inc.(1)	11,745	270,135
Progyny, Inc.(1)	7,013	154,286
RadNet, Inc.(1)	6,688	380,614
SBC Medical Group Holdings, Inc.(1)	577	2,677
Select Medical Holdings Corp.	10,967	166,479
Security	Shares	Value
Health Care Providers & Services (continued)
Sonida Senior Living, Inc.(1)	335	$ 8,358
Surgery Partners, Inc.(1)	7,666	170,415
Talkspace, Inc.(1)	12,044	33,482
U.S. Physical Therapy, Inc.	1,466	114,641
Viemed Healthcare, Inc.(1)	2,819	19,479
		$ 8,569,554
Health Care REITs — 0.9%
American Healthcare REIT, Inc.	16,264	$ 597,539
CareTrust REIT, Inc.	19,301	590,611
Community Healthcare Trust, Inc.	2,538	42,207
Diversified Healthcare Trust	23,576	84,402
Global Medical REIT, Inc.	6,063	42,017
LTC Properties, Inc.	4,678	161,905
National Health Investors, Inc.	4,722	331,107
Sabra Health Care REIT, Inc.	24,079	444,017
Sila Realty Trust, Inc.	5,684	134,540
Strawberry Fields REIT, Inc.	571	6,018
Universal Health Realty Income Trust	1,333	53,280
		$2,487,643
Health Care Technology — 0.4%
Claritev Corp.(1)	787	$35,517
Definitive Healthcare Corp.(1)	4,806	18,744
Evolent Health, Inc., Class A(1)	11,404	128,409
Health Catalyst, Inc.(1)	5,546	20,909
HealthStream, Inc.	2,408	66,629
LifeMD, Inc.(1)	3,399	46,294
OptimizeRx Corp.(1)	1,258	16,983
Phreesia, Inc.(1)	5,606	159,547
Schrodinger, Inc.(1)	5,415	108,950
Simulations Plus, Inc.(2)	1,576	27,501
Teladoc Health, Inc.(1)	18,009	156,858
TruBridge, Inc.(1)	1,020	23,889
Waystar Holding Corp.(1)	9,222	376,903
		$1,187,133
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	22,879	$266,998
Braemar Hotels & Resorts, Inc.	5,189	12,713
Chatham Lodging Trust	4,756	33,149
DiamondRock Hospitality Co.	20,908	160,155
Pebblebrook Hotel Trust	12,078	120,659
RLJ Lodging Trust	15,814	115,126
Ryman Hospitality Properties, Inc.	6,001	592,119
Service Properties Trust	16,396	39,186
Summit Hotel Properties, Inc.	10,419	53,033
Sunstone Hotel Investors, Inc.	20,512	178,044
Xenia Hotels & Resorts, Inc.	9,989	125,562
		$1,696,744

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc.(1)	5,320	$ 62,616
Bally's Corp.(1)	749	7,175
Biglari Holdings, Inc., Class B(1)	80	23,377
BJ's Restaurants, Inc.(1)	2,189	97,629
Bloomin' Brands, Inc.	7,737	66,616
Brinker International, Inc.(1)	4,509	813,108
Cheesecake Factory, Inc.(2)	4,724	296,006
Cracker Barrel Old Country Store, Inc.(2)	2,194	134,010
Dave & Buster's Entertainment, Inc.(1)(2)	2,777	83,532
Denny's Corp.(1)	4,997	20,488
Dine Brands Global, Inc.(2)	1,555	37,833
El Pollo Loco Holdings, Inc.(1)	2,823	31,081
Everi Holdings, Inc.(1)	8,390	119,474
First Watch Restaurant Group, Inc.(1)	3,885	62,315
Genius Sports Ltd.(1)	22,619	235,238
Global Business Travel Group, Inc. (1)	9,648	60,782
Golden Entertainment, Inc.	2,012	59,213
Hilton Grand Vacations, Inc.(1)(2)	6,256	259,812
Inspired Entertainment, Inc.(1)	1,661	13,570
International Game Technology PLC	11,903	188,186
Jack in the Box, Inc.(2)	2,064	36,038
Krispy Kreme, Inc.(2)	8,703	25,326
Kura Sushi USA, Inc., Class A(1)	575	49,496
Life Time Group Holdings, Inc.(1)	13,867	420,586
Lindblad Expeditions Holdings, Inc.(1)	3,449	40,250
Marriott Vacations Worldwide Corp.	3,267	236,237
Monarch Casino & Resort, Inc.	1,339	115,743
Nathan's Famous, Inc.	233	25,765
Papa John's International, Inc.	3,297	161,355
PlayAGS, Inc.(1)	4,113	51,371
Portillo's, Inc., Class A(1)	5,292	61,758
Potbelly Corp.(1)	2,155	26,399
Pursuit Attractions and Hospitality, Inc. (1)	2,008	57,891
RCI Hospitality Holdings, Inc.	845	32,211
Red Rock Resorts, Inc., Class A	4,931	256,560
Rush Street Interactive, Inc.(1)	9,063	135,039
Sabre Corp.(1)	37,040	117,046
Serve Robotics, Inc.(1)(2)	4,785	54,740
Shake Shack, Inc., Class A(1)	3,972	558,463
Six Flags Entertainment Corp.(1)	9,801	298,244
Super Group SGHC Ltd.	15,676	171,966
Sweetgreen, Inc., Class A(1)	10,479	155,928
Target Hospitality Corp.(1)	3,084	21,958
United Parks & Resorts, Inc.(1)(2)	2,773	130,747
Xponential Fitness, Inc., Class A(1)	2,041	15,287
		$5,928,465
Household Durables — 1.6%
Bassett Furniture Industries, Inc.	832	$12,646
Beazer Homes USA, Inc.(1)	2,929	65,522
Cavco Industries, Inc.(1)	780	338,855
Security	Shares	Value
Household Durables (continued)
Century Communities, Inc.	2,778	$ 156,457
Champion Homes, Inc.(1)	5,465	342,164
Cricut, Inc., Class A(2)	4,718	31,941
Dream Finders Homes, Inc., Class A(1)(2)	3,083	77,476
Ethan Allen Interiors, Inc.	2,254	62,774
Flexsteel Industries, Inc.	452	16,285
Green Brick Partners, Inc.(1)	3,233	203,291
Hamilton Beach Brands Holding Co., Class A	835	14,938
Helen of Troy Ltd.(1)	2,394	67,942
Hovnanian Enterprises, Inc., Class A(1)	483	50,498
Installed Building Products, Inc.	2,399	432,588
KB Home	7,147	378,577
La-Z-Boy, Inc.	4,316	160,426
Legacy Housing Corp.(1)(2)	819	18,558
Leggett & Platt, Inc.	13,622	121,508
LGI Homes, Inc.(1)	2,185	112,571
Lovesac Co.(1)	1,384	25,189
M/I Homes, Inc.(1)	2,695	302,163
Meritage Homes Corp.	7,336	491,292
Sonos, Inc.(1)	12,358	133,590
Taylor Morrison Home Corp.(1)	10,074	618,745
Traeger, Inc.(1)	3,429	5,864
TRI Pointe Homes, Inc.(1)	9,310	297,454
		$4,539,314
Household Products — 0.3%
Central Garden & Pet Co.(1)	964	$33,913
Central Garden & Pet Co., Class A(1)	5,458	170,781
Energizer Holdings, Inc.	6,767	136,423
Oil-Dri Corp. of America	1,013	59,757
Spectrum Brands Holdings, Inc.	2,611	138,383
WD-40 Co.	1,378	314,308
		$853,565
Independent Power and Renewable Electricity Producers — 0.2%
Montauk Renewables, Inc.(1)(2)	6,625	$14,707
Ormat Technologies, Inc.	6,239	522,579
		$537,286
Industrial Conglomerates — 0.0%†
Brookfield Business Corp., Class A	2,564	$79,997
		$79,997
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	6,397	$29,106
Innovative Industrial Properties, Inc.	2,948	162,789
LXP Industrial Trust	30,409	251,178
Plymouth Industrial REIT, Inc.	4,269	68,560
Terreno Realty Corp.	10,449	585,876
		$1,097,509

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 2.2%
Ambac Financial Group, Inc.(1)	4,583	$ 32,539
American Coastal Insurance Corp., Class C	2,528	28,111
AMERISAFE, Inc.	1,896	82,912
Baldwin Insurance Group, Inc.(1)	7,179	307,333
Bowhead Specialty Holdings, Inc.(1)	1,602	60,123
Citizens, Inc.(1)	4,617	16,113
CNO Financial Group, Inc.	10,054	387,883
Crawford & Co., Class A	1,459	15,436
Donegal Group, Inc., Class A	1,516	30,358
eHealth, Inc.(1)	2,938	12,780
Employers Holdings, Inc.	2,465	116,299
Enstar Group Ltd.(1)	1,217	409,350
F&G Annuities & Life, Inc.	2,174	69,525
Fidelis Insurance Holdings Ltd.	6,088	100,939
Genworth Financial, Inc., Class A(1)	42,853	333,396
GoHealth, Inc., Class A(1)	324	1,798
Goosehead Insurance, Inc., Class A	2,436	257,022
Greenlight Capital Re Ltd., Class A(1)	2,647	38,037
Hamilton Insurance Group Ltd., Class B(1)	4,595	99,344
HCI Group, Inc.	839	127,696
Heritage Insurance Holdings, Inc.(1)	2,240	55,866
Hippo Holdings, Inc.(1)(2)	1,933	53,989
Horace Mann Educators Corp.	4,086	175,576
Investors Title Co.	111	23,454
James River Group Holdings Ltd.	3,680	21,565
Kestrel Group Ltd.(1)(2)	374	9,919
Kingstone Cos., Inc.(1)	1,128	17,383
Kingsway Financial Services, Inc.(1)	1,851	25,063
Lemonade, Inc.(1)(2)	5,683	248,972
MBIA, Inc.(1)	4,850	21,049
Mercury General Corp.	2,665	179,461
NI Holdings, Inc.(1)	903	11,504
Oscar Health, Inc., Class A(1)(2)	18,705	401,035
Palomar Holdings, Inc.(1)	2,693	415,395
ProAssurance Corp.(1)	5,370	122,597
Root, Inc., Class A(1)	1,087	139,104
Safety Insurance Group, Inc.	1,428	113,369
Selective Insurance Group, Inc.	6,209	538,010
Selectquote, Inc.(1)	12,128	28,865
SiriusPoint Ltd.(1)	10,469	213,463
Skyward Specialty Insurance Group, Inc.(1)	3,651	210,991
Stewart Information Services Corp.	2,831	184,298
Tiptree, Inc.	2,311	54,493
Trupanion, Inc.(1)	3,789	209,721
United Fire Group, Inc.	2,075	59,553
Universal Insurance Holdings, Inc.	2,597	72,015
		$6,133,704
Interactive Media & Services — 0.6%
Angi, Inc.(1)	4,423	$67,495
Arena Group Holdings, Inc.(1)	1,318	8,172
Security	Shares	Value
Interactive Media & Services (continued)
Bumble, Inc., Class A(1)	8,451	$ 55,692
CarGurus, Inc.(1)	8,405	281,315
Cars.com, Inc.(1)	5,894	69,844
EverQuote, Inc., Class A(1)	2,796	67,607
fuboTV, Inc.(1)	32,897	126,982
Getty Images Holdings, Inc.(1)	9,829	16,316
Grindr, Inc.(1)	3,407	77,339
MediaAlpha, Inc., Class A(1)	3,026	33,135
Nextdoor Holdings, Inc.(1)	17,089	28,368
QuinStreet, Inc.(1)	5,125	82,513
Rumble, Inc.(1)	8,044	72,235
Shutterstock, Inc.	2,452	46,490
Teads Holding Co.(1)	4,048	10,039
Travelzoo(1)	649	8,262
TripAdvisor, Inc.(1)	11,884	155,086
TrueCar, Inc.(1)	7,838	14,892
Vimeo, Inc.(1)	15,130	61,125
VTEX, Class A(1)	5,897	38,920
Webtoon Entertainment, Inc.(1)(2)	1,534	13,929
Yelp, Inc.(1)	6,437	220,596
Ziff Davis, Inc.(1)	4,458	134,944
ZipRecruiter, Inc., Class A(1)	6,932	34,729
		$1,726,025
IT Services — 0.5%
Applied Digital Corp.(1)(2)	18,062	$181,884
ASGN, Inc.(1)	4,411	220,241
Backblaze, Inc., Class A(1)	5,469	30,080
BigBear.ai Holdings, Inc.(1)(2)	29,549	200,638
BigCommerce Holdings, Inc., Series 1(1)	6,679	33,395
Couchbase, Inc.(1)	4,161	101,445
Crexendo, Inc.(1)	1,477	8,965
CSP, Inc.	708	9,162
DigitalOcean Holdings, Inc.(1)	6,866	196,093
Fastly, Inc., Class A(1)	13,675	96,546
Grid Dynamics Holdings, Inc.(1)	6,229	71,945
Hackett Group, Inc.	2,467	62,711
Information Services Group, Inc.	2,665	12,792
Rackspace Technology, Inc.(1)	7,773	9,949
TSS, Inc.(1)	1,863	53,710
Tucows, Inc., Class A(1)	790	15,571
Unisys Corp.(1)	6,557	29,703
		$1,334,830
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,840	$206,809
American Outdoor Brands, Inc.(1)	1,254	13,104
Clarus Corp.	2,191	7,603
Escalade, Inc.	822	11,492
Funko, Inc., Class A(1)	3,416	16,260
JAKKS Pacific, Inc.	597	12,406

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products (continued)
Johnson Outdoors, Inc., Class A	405	$ 12,259
Latham Group, Inc.(1)	4,588	29,272
Malibu Boats, Inc., Class A(1)	2,021	63,338
Marine Products Corp.(2)	813	6,919
MasterCraft Boat Holdings, Inc.(1)(2)	1,615	30,007
Outdoor Holding Co.(1)	6,601	8,449
Peloton Interactive, Inc., Class A(1)	36,847	255,718
Polaris, Inc.	5,446	221,380
Smith & Wesson Brands, Inc.	4,512	39,164
Sturm Ruger & Co., Inc.	1,738	62,394
Topgolf Callaway Brands Corp.(1)	14,308	115,179
		$1,111,753
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A(1)	10,782	$124,856
Adaptive Biotechnologies Corp.(1)	15,258	177,756
Alpha Teknova, Inc.(1)	1,108	5,440
Atlantic International Corp.(1)	1,099	2,231
Azenta, Inc.(1)	4,168	128,291
BioLife Solutions, Inc.(1)	3,873	83,424
Codexis, Inc.(1)	8,428	20,564
CryoPort, Inc.(1)	4,259	31,772
Cytek Biosciences, Inc.(1)	12,042	40,943
Fortrea Holdings, Inc.(1)	9,326	46,070
Lifecore Biomedical, Inc.(1)	2,087	16,946
Maravai LifeSciences Holdings, Inc., Class A(1)	10,821	26,079
MaxCyte, Inc.(1)	10,250	22,345
Mesa Laboratories, Inc.	509	47,958
Niagen Bioscience, Inc.(1)	4,797	69,125
OmniAb, Inc.(1)	9,652	16,794
OmniAb, Inc. (earnout shares)(1)(3)(4)	462	0
OmniAb, Inc. (earnout shares)(1)(3)(4)	462	0
Pacific Biosciences of California, Inc.(1)	26,094	32,357
Personalis, Inc.(1)	5,120	33,587
Quanterix Corp.(1)	3,475	23,109
Quantum-Si, Inc.(1)	14,401	28,226
Standard BioTools, Inc.(1)	29,558	35,470
		$1,013,343
Machinery — 3.6%
3D Systems Corp.(1)	12,675	$19,520
AirJoule Technologies Corp.(1)	2,194	10,158
Alamo Group, Inc.	1,072	234,103
Albany International Corp., Class A	3,087	216,491
Astec Industries, Inc.	2,260	94,219
Atmus Filtration Technologies, Inc.	8,477	308,732
Blue Bird Corp.(1)	3,150	135,954
Chart Industries, Inc.(1)	4,621	760,848
Columbus McKinnon Corp.	2,805	42,832
Douglas Dynamics, Inc.	2,242	66,072
Eastern Co.	510	11,638
Security	Shares	Value
Machinery (continued)
Energy Recovery, Inc.(1)	5,537	$ 70,763
Enerpac Tool Group Corp.	5,689	230,746
Enpro, Inc.	2,124	406,852
ESCO Technologies, Inc.	2,619	502,508
Federal Signal Corp.	6,142	653,632
Franklin Electric Co., Inc.	4,079	366,049
Gencor Industries, Inc.(1)	870	12,180
Gorman-Rupp Co.	2,259	82,950
Graham Corp.(1)	1,004	49,708
Greenbrier Cos., Inc.	3,137	144,459
Helios Technologies, Inc.	3,258	108,719
Hillenbrand, Inc.	6,995	140,390
Hillman Solutions Corp.(1)	19,582	139,815
Hyster-Yale, Inc.	1,071	42,604
JBT Marel Corp.	5,337	641,828
Kadant, Inc.	1,186	376,496
Kennametal, Inc.	7,762	178,216
L B Foster Co., Class A(1)	888	19,421
Lindsay Corp.	1,099	158,531
Luxfer Holdings PLC	2,400	29,232
Manitowoc Co., Inc.(1)	3,438	41,325
Mayville Engineering Co., Inc.(1)	1,454	23,206
Microvast Holdings, Inc.(1)	20,317	73,751
Miller Industries, Inc.	1,050	46,683
Mueller Water Products, Inc., Class A	15,719	377,885
Omega Flex, Inc.	248	8,030
Palladyne AI Corp.(1)	2,607	22,577
Park-Ohio Holdings Corp.	693	12,377
Proto Labs, Inc.(1)	2,621	104,945
REV Group, Inc.	5,249	249,800
Richtech Robotics, Inc., Class B(1)(2)	7,061	13,769
Shyft Group, Inc.	3,397	42,598
SPX Technologies, Inc.(1)	4,661	781,556
Standex International Corp.	1,173	183,551
Tennant Co.	1,983	153,643
Terex Corp.	6,751	315,204
Titan International, Inc.(1)	5,211	53,517
Trinity Industries, Inc.	8,550	230,936
Wabash National Corp.	4,717	50,142
Watts Water Technologies, Inc., Class A	2,796	687,508
Worthington Enterprises, Inc.	3,213	204,475
		$9,933,144
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(1)	859	$7,447
Costamare, Inc.	4,298	39,155
Genco Shipping & Trading Ltd.	4,153	54,280
Golden Ocean Group Ltd.	10,444	76,450
Himalaya Shipping Ltd.(1)(2)	2,261	13,046
Matson, Inc.	3,345	372,466
Pangaea Logistics Solutions Ltd.	3,008	14,138

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Marine Transportation (continued)
Safe Bulkers, Inc.	6,968	$ 25,154
		$ 602,136
Media — 0.7%
Advantage Solutions, Inc.(1)(2)	8,993	$ 11,871
Altice USA, Inc., Class A(1)	26,693	57,123
AMC Networks, Inc., Class A(1)	3,026	18,973
Boston Omaha Corp., Class A(1)	2,278	31,983
Cable One, Inc.(2)	527	71,572
EchoStar Corp., Class A(1)(2)	13,853	383,728
Emerald Holding, Inc.	1,289	6,252
Entravision Communications Corp., Class A	5,618	13,034
EW Scripps Co., Class A(1)	5,870	17,258
Gambling.com Group Ltd.(1)	1,754	20,855
Gannett Co., Inc.(1)	14,229	50,940
Gray Media, Inc.	8,170	37,010
Ibotta, Inc., Class A(1)(2)	1,332	48,751
iHeartMedia, Inc., Class A(1)(2)	8,782	15,456
Integral Ad Science Holding Corp.(1)	7,783	64,677
John Wiley & Sons, Inc., Class A	4,175	186,330
Magnite, Inc.(1)	14,299	344,892
National CineMedia, Inc.	6,944	33,644
Newsmax, Inc.(1)	776	11,741
Nexxen International Ltd.(1)	3,861	40,193
PubMatic, Inc., Class A(1)	4,266	53,069
Scholastic Corp.	2,305	48,359
Sinclair, Inc.	3,945	54,520
Stagwell, Inc.(1)(2)	11,790	53,055
TechTarget, Inc.(1)	2,573	19,992
TEGNA, Inc.	16,312	273,389
Thryv Holdings, Inc.(1)	3,906	47,497
WideOpenWest, Inc.(1)	4,110	16,686
		$2,032,850
Metals & Mining — 1.4%
Alpha Metallurgical Resources, Inc.(1)	1,150	$129,352
American Battery Technology Co.(1)	8,284	13,420
Ascent Industries Co.(1)	812	10,239
Caledonia Mining Corp. PLC	1,356	26,198
Century Aluminum Co.(1)	5,191	93,542
Coeur Mining, Inc.(1)	65,416	579,586
Commercial Metals Co.	11,629	568,774
Compass Minerals International, Inc.(1)	3,406	68,427
Constellium SE(1)	14,536	193,329
Contango ORE, Inc.(1)(2)	778	15,155
Critical Metals Corp.(1)(2)	3,287	11,768
Dakota Gold Corp.(1)	8,788	32,428
Ferroglobe PLC	12,206	44,796
Friedman Industries, Inc.	679	11,244
Hecla Mining Co.	61,291	367,133
Idaho Strategic Resources, Inc.(1)	1,282	16,769
Security	Shares	Value
Metals & Mining (continued)
Ivanhoe Electric, Inc.(1)(2)	8,189	$ 74,274
Kaiser Aluminum Corp.	1,586	126,721
Lifezone Metals Ltd.(1)	3,577	14,737
MAC Copper Ltd., Class A(1)	7,288	88,112
Materion Corp.	2,154	170,963
Metallus, Inc.(1)	3,748	57,757
NioCorp Developments Ltd.(1)(2)	5,289	12,323
Novagold Resources, Inc.(1)	24,037	98,311
Olympic Steel, Inc.	1,021	33,274
Perpetua Resources Corp.(1)	4,263	51,753
Piedmont Lithium, Inc.(1)	1,783	10,377
Radius Recycling, Inc.	2,572	76,363
Ramaco Resources, Inc., Class A(2)	3,632	47,725
Ryerson Holding Corp.	2,913	62,833
SSR Mining, Inc.(1)	20,802	265,018
SunCoke Energy, Inc.	8,308	71,366
Tredegar Corp.(1)	2,145	18,876
U.S. Antimony Corp.(1)	9,352	20,387
U.S. Gold Corp.(1)	1,124	13,713
U.S. Goldmining, Inc.(1)	166	1,361
Vox Royalty Corp.	4,095	12,940
Warrior Met Coal, Inc.	5,424	248,582
Worthington Steel, Inc.	3,405	101,571
		$3,861,497
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
ACRES Commercial Realty Corp.(1)	629	$11,284
Advanced Flower Capital, Inc.	1,617	7,244
AG Mortgage Investment Trust, Inc.	2,820	21,291
Angel Oak Mortgage REIT, Inc.	557	5,247
Apollo Commercial Real Estate Finance, Inc.	14,116	136,643
Arbor Realty Trust, Inc.	19,266	206,146
Ares Commercial Real Estate Corp.(2)	5,128	24,461
ARMOUR Residential REIT, Inc.	8,424	141,607
Blackstone Mortgage Trust, Inc., Class A	16,616	319,858
BrightSpire Capital, Inc.	12,807	64,675
Chicago Atlantic Real Estate Finance, Inc.	1,352	18,874
Chimera Investment Corp.	7,716	107,021
Claros Mortgage Trust, Inc.	9,023	25,715
Dynex Capital, Inc.	10,768	131,585
Ellington Financial, Inc.(2)	9,430	122,496
Franklin BSP Realty Trust, Inc.	8,265	88,353
Invesco Mortgage Capital, Inc.(2)	6,189	48,522
KKR Real Estate Finance Trust, Inc.	5,856	51,357
Ladder Capital Corp.	11,260	121,045
Lument Finance Trust, Inc.(2)	4,659	10,296
MFA Financial, Inc.	10,171	96,218
New York Mortgage Trust, Inc.	9,047	60,615
Nexpoint Real Estate Finance, Inc.	588	8,108
Orchid Island Capital, Inc.(2)	11,011	77,187
PennyMac Mortgage Investment Trust	8,786	112,988

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ready Capital Corp.(2)	15,925	$ 69,592
Redwood Trust, Inc.	13,124	77,563
Rithm Property Trust, Inc.	4,300	11,610
Seven Hills Realty Trust	1,253	15,124
Sunrise Realty Trust, Inc.	539	5,713
TPG RE Finance Trust, Inc.	6,998	54,025
Two Harbors Investment Corp.	10,519	113,290
		$ 2,365,753
Multi-Utilities — 0.4%
Avista Corp.	8,226	$312,177
Black Hills Corp.	7,330	411,213
Northwestern Energy Group, Inc.	6,237	319,958
Unitil Corp.	1,586	82,710
		$1,126,058
Office REITs — 0.7%
Brandywine Realty Trust	16,919	$72,583
City Office REIT, Inc.	3,686	19,683
COPT Defense Properties	11,363	313,392
Douglas Emmett, Inc.(2)	16,895	254,101
Easterly Government Properties, Inc.	3,971	88,156
Empire State Realty Trust, Inc., Class A	14,263	115,388
Franklin Street Properties Corp.	9,556	15,672
Hudson Pacific Properties, Inc.(1)	31,830	87,214
JBG SMITH Properties(2)	7,544	130,511
NET Lease Office Properties(1)(2)	1,455	47,360
Paramount Group, Inc.(1)	18,393	112,197
Peakstone Realty Trust(2)	3,628	47,926
Piedmont Realty Trust, Inc., Class A	12,278	89,507
Postal Realty Trust, Inc., Class A	2,258	33,260
SL Green Realty Corp.	7,375	456,512
		$1,883,462
Oil, Gas & Consumable Fuels — 2.9%
Ardmore Shipping Corp.	4,052	$38,899
Berry Corp.	7,582	21,002
BKV Corp.(1)	1,505	36,301
California Resources Corp.	6,675	304,847
Calumet, Inc.(1)	7,042	110,947
Centrus Energy Corp., Class A(1)	1,510	276,602
Clean Energy Fuels Corp.(1)	16,735	32,633
CNX Resources Corp.(1)	14,443	486,440
Comstock Resources, Inc.(1)	7,567	209,379
Core Natural Resources, Inc.	5,318	370,877
Crescent Energy Co., Class A	18,272	157,139
CVR Energy, Inc.	3,347	89,867
Delek U.S. Holdings, Inc.	6,207	131,464
DHT Holdings, Inc.	13,636	147,405
Diversified Energy Co. PLC(2)(5)	7,876	115,541
Dorian LPG Ltd.	3,571	87,061
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Empire Petroleum Corp.(1)(2)	508	$ 2,682
Encore Energy Corp.(1)	18,393	52,604
Energy Fuels, Inc.(1)(2)	21,266	122,280
Epsilon Energy Ltd.	1,966	14,509
Evolution Petroleum Corp.(2)	2,605	12,244
Excelerate Energy, Inc., Class A	2,352	68,961
Flex LNG Ltd.(2)	2,961	65,083
FutureFuel Corp.	1,874	7,271
Gevo, Inc.(1)	23,627	31,188
Golar LNG Ltd.	10,209	420,509
Granite Ridge Resources, Inc.	5,158	32,856
Green Plains, Inc.(1)	5,782	34,866
Gulfport Energy Corp.(1)	1,556	313,021
Hallador Energy Co.(1)	3,169	50,165
HighPeak Energy, Inc.(2)	1,867	18,297
Infinity Natural Resources, Inc., Class A(1)	1,286	23,547
International Seaways, Inc.	4,039	147,343
Kinetik Holdings, Inc.	4,526	199,370
Kolibri Global Energy, Inc.(1)(2)	3,601	24,667
Kosmos Energy Ltd.(1)	47,288	81,335
Lightbridge Corp.(1)	1,914	25,590
Magnolia Oil & Gas Corp., Class A	19,032	427,839
Murphy Oil Corp.(2)	14,027	315,608
NACCO Industries, Inc., Class A	304	13,470
Navigator Holdings Ltd.	3,339	47,247
New Fortress Energy, Inc.	17,273	57,346
NextDecade Corp.(1)	13,662	121,728
NextNRG, Inc.(1)(2)	1,789	4,956
Nordic American Tankers Ltd.(2)	20,402	53,657
Northern Oil & Gas, Inc.	9,438	267,567
OPAL Fuels, Inc., Class A(1)	2,158	5,222
Par Pacific Holdings, Inc.(1)	5,494	145,756
PBF Energy, Inc., Class A	8,562	185,539
Peabody Energy Corp.	12,360	165,871
Prairie Operating Co.(1)	410	1,228
PrimeEnergy Resources Corp.(1)	61	8,929
REX American Resources Corp.(1)	1,555	75,744
Riley Exploration Permian, Inc.	1,189	31,188
Sable Offshore Corp.(1)	6,985	153,530
SandRidge Energy, Inc.	3,148	34,061
Scorpio Tankers, Inc.	4,447	174,011
SFL Corp. Ltd.(2)	12,388	103,192
Sitio Royalties Corp., Class A	8,095	148,786
SM Energy Co.	11,575	286,018
Summit Midstream Corp.(1)	1,010	24,775
Talos Energy, Inc.(1)	12,296	104,270
Teekay Corp. Ltd.	5,326	43,940
Teekay Tankers Ltd., Class A	2,377	99,168
Uranium Energy Corp.(1)	43,475	295,630
VAALCO Energy, Inc.(2)	10,631	38,378
Verde Clean Fuels, Inc.(1)(2)	355	1,221

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.(1)	2,802	$ 45,084
Vitesse Energy, Inc.	3,011	66,513
W&T Offshore, Inc.(2)	9,698	16,002
World Kinect Corp.	5,762	163,353
		$ 8,091,619
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,653	$ 45,028
Magnera Corp.(1)	3,399	41,060
Sylvamo Corp.	3,639	182,314
		$268,402
Passenger Airlines — 0.5%
Allegiant Travel Co.(1)	1,571	$86,327
Blade Air Mobility, Inc.(1)	6,547	26,384
Frontier Group Holdings, Inc.(1)(2)	8,643	31,374
JetBlue Airways Corp.(1)(2)	32,679	138,232
Joby Aviation, Inc.(1)	47,137	497,295
SkyWest, Inc.(1)	4,133	425,575
Spirit Aviation Holdings, Inc.(1)	1,643	8,199
Sun Country Airlines Holdings, Inc.(1)	5,224	61,382
		$1,274,768
Personal Care Products — 0.2%
Beauty Health Co.(1)(2)	11,674	$22,297
Edgewell Personal Care Co.	4,820	112,836
FitLife Brands, Inc.(1)	399	5,195
Herbalife Ltd.(1)	9,825	84,692
Honest Co., Inc.(1)	9,534	48,528
Interparfums, Inc.	1,907	250,408
Lifevantage Corp.	1,080	14,127
Medifast, Inc.(1)	1,067	14,991
Nature's Sunshine Products, Inc.(1)	1,018	15,056
Nu Skin Enterprises, Inc., Class A	4,956	39,599
Olaplex Holdings, Inc.(1)(2)	13,585	19,019
USANA Health Sciences, Inc.(1)	1,121	34,224
Waldencast PLC, Class A(1)	3,615	8,857
		$669,829
Pharmaceuticals — 1.5%
Aardvark Therapeutics, Inc.(1)	578	$7,815
Aclaris Therapeutics, Inc.(1)	9,267	13,159
Alumis, Inc.(1)	4,827	14,481
Amneal Pharmaceuticals, Inc.(1)	15,590	126,123
Amphastar Pharmaceuticals, Inc.(1)	3,762	86,376
Amylyx Pharmaceuticals, Inc.(1)	7,081	45,389
ANI Pharmaceuticals, Inc.(1)	1,812	118,233
Aquestive Therapeutics, Inc.(1)(2)	7,276	24,084
Arvinas, Inc.(1)	6,294	46,324
Atea Pharmaceuticals, Inc.(1)	7,514	27,050
Security	Shares	Value
Pharmaceuticals (continued)
Avadel Pharmaceuticals PLC(1)(2)	9,055	$ 80,137
Axsome Therapeutics, Inc.(1)	4,132	431,339
BioAge Labs, Inc.(1)	1,269	5,241
Biote Corp., Class A(1)	2,642	10,621
Collegium Pharmaceutical, Inc.(1)	3,419	101,100
CorMedix, Inc.(1)	6,562	80,844
Edgewise Therapeutics, Inc.(1)	7,594	99,557
Enliven Therapeutics, Inc.(1)(2)	3,449	69,187
Esperion Therapeutics, Inc.(1)(2)	18,512	18,223
Eton Pharmaceuticals, Inc.(1)	2,617	37,292
Evolus, Inc.(1)	5,415	49,872
EyePoint Pharmaceuticals, Inc.(1)	6,838	64,346
Fulcrum Therapeutics, Inc.(1)	6,079	41,824
Harmony Biosciences Holdings, Inc.(1)	4,466	141,126
Harrow, Inc.(1)	2,989	91,284
Indivior PLC(1)	12,386	182,570
Innoviva, Inc.(1)	6,429	129,159
Journey Medical Corp.(1)	1,239	8,896
LENZ Therapeutics, Inc.(1)(2)	1,817	53,256
Ligand Pharmaceuticals, Inc.(1)	1,948	221,449
Liquidia Corp.(1)	6,632	82,635
Maze Therapeutics, Inc.(1)(2)	894	10,969
MBX Biosciences, Inc.(1)(2)	1,177	13,430
MediWound Ltd.(1)(2)	785	15,205
Mind Medicine MindMed, Inc.(1)	7,053	45,774
Nuvation Bio, Inc.(1)(2)	25,480	49,686
Ocular Therapeutix, Inc.(1)	14,352	133,187
Omeros Corp.(1)(2)	5,027	15,081
Pacira BioSciences, Inc.(1)	4,526	108,171
Phathom Pharmaceuticals, Inc.(1)(2)	4,311	41,343
Phibro Animal Health Corp., Class A	2,069	52,842
Prestige Consumer Healthcare, Inc.(1)	5,011	400,128
Rapport Therapeutics, Inc.(1)	1,793	20,386
scPharmaceuticals, Inc.(1)(2)	2,385	9,087
Septerna, Inc.(1)	1,944	20,548
SIGA Technologies, Inc.	3,774	24,606
Supernus Pharmaceuticals, Inc.(1)	5,253	165,575
Tarsus Pharmaceuticals, Inc.(1)	3,848	155,882
Terns Pharmaceuticals, Inc.(1)	5,640	21,037
Theravance Biopharma, Inc.(1)(2)	3,598	39,686
Third Harmonic Bio, Inc.(1)	2,017	10,952
Trevi Therapeutics, Inc.(1)	6,332	34,636
Tvardi Therapeutics, Inc.(1)	349	8,142
WaVe Life Sciences Ltd.(1)	11,444	74,386
Xeris Biopharma Holdings, Inc.(1)	14,205	66,337
Zevra Therapeutics, Inc.(1)(2)	5,541	48,816
		$4,094,884
Professional Services — 1.9%
Acuren Corp.(1)	10,569	$116,682
Alight, Inc., Class A	42,967	243,193

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Asure Software, Inc.(1)	2,521	$ 24,605
Barrett Business Services, Inc.	2,544	106,059
BlackSky Technology, Inc.(1)	2,626	54,043
CBIZ, Inc.(1)	5,353	383,864
Conduent, Inc.(1)	16,976	44,817
CRA International, Inc.	671	125,725
CSG Systems International, Inc.	2,815	183,848
Exponent, Inc.	5,114	382,067
First Advantage Corp.(1)	8,088	134,342
Forrester Research, Inc.(1)	966	9,563
Franklin Covey Co.(1)	1,203	27,452
Heidrick & Struggles International, Inc.	1,956	89,507
HireQuest, Inc.(2)	443	4,434
Huron Consulting Group, Inc.(1)	1,741	239,457
IBEX Holdings Ltd.(1)	1,019	29,653
ICF International, Inc.	1,890	160,102
Innodata, Inc.(1)(2)	3,095	158,526
Insperity, Inc.	3,637	218,656
Kelly Services, Inc., Class A	3,255	38,116
Kforce, Inc.	1,926	79,216
Korn Ferry	5,193	380,803
Legalzoom.com, Inc.(1)	11,316	100,826
Maximus, Inc.	5,776	405,475
Mistras Group, Inc.(1)	1,720	13,777
NV5 Global, Inc.(1)	5,760	132,998
Planet Labs PBC(1)	22,577	137,720
RCM Technologies, Inc.(1)	501	11,809
Resolute Holdings Management, Inc.(1)(2)	207	6,597
Resources Connection, Inc.	3,200	17,184
Skillsoft Corp.(1)	455	7,266
Spire Global, Inc.(1)	2,185	26,001
TriNet Group, Inc.	3,056	223,516
TrueBlue, Inc.(1)	3,148	20,399
TTEC Holdings, Inc.(1)	1,918	9,226
Upwork, Inc.(1)	12,952	174,075
Verra Mobility Corp.(1)	16,315	414,238
Willdan Group, Inc.(1)	1,419	88,702
WNS Holdings Ltd.(1)	4,134	261,434
		$5,285,973
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.(1)(2)	112	$1,581
Anywhere Real Estate, Inc.(1)	10,639	38,513
Compass, Inc., Class A(1)	46,557	292,378
Cushman & Wakefield PLC(1)	23,197	256,791
Douglas Elliman, Inc.(1)	7,487	17,370
eXp World Holdings, Inc.(2)	7,935	72,209
Forestar Group, Inc.(1)	1,808	36,160
FRP Holdings, Inc.(1)	1,176	31,623
Kennedy-Wilson Holdings, Inc.	11,899	80,913
Logistic Properties of The Americas, Class A(1)(2)	322	2,199
Security	Shares	Value
Real Estate Management & Development (continued)
Marcus & Millichap, Inc.	2,400	$ 73,704
Maui Land & Pineapple Co., Inc.(1)	623	11,332
Newmark Group, Inc., Class A	13,379	162,555
RE/MAX Holdings, Inc., Class A(1)	1,564	12,794
Real Brokerage, Inc.(1)	9,322	42,042
Redfin Corp.(1)	12,641	141,453
RMR Group, Inc., Class A	1,361	22,252
Seaport Entertainment Group, Inc.(1)	762	14,280
St. Joe Co.	3,890	185,553
Stratus Properties, Inc.(1)(2)	442	8,345
Tejon Ranch Co.(1)(2)	2,066	35,039
Transcontinental Realty Investors, Inc.(1)	94	4,005
		$1,543,091
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A	13,485	$116,645
BRT Apartments Corp.	1,176	18,393
Centerspace	1,732	104,249
Clipper Realty, Inc.(2)	1,313	4,819
Elme Communities	8,738	138,934
Independence Realty Trust, Inc.	23,758	420,279
NexPoint Residential Trust, Inc.	2,244	74,770
UMH Properties, Inc.	7,564	126,999
Veris Residential, Inc.	7,866	117,125
		$1,122,213
Retail REITs — 1.2%
Acadia Realty Trust	13,482	$250,361
Alexander's, Inc.	220	49,570
CBL & Associates Properties, Inc.	1,865	47,352
Curbline Properties Corp.	9,937	226,862
FrontView REIT, Inc.	1,509	18,108
Getty Realty Corp.(2)	5,300	146,492
InvenTrust Properties Corp.	8,109	222,187
Kite Realty Group Trust	22,563	511,052
Macerich Co.	25,946	419,806
NETSTREIT Corp.	8,398	142,178
Phillips Edison & Co., Inc.	12,901	451,922
Saul Centers, Inc.	1,207	41,207
SITE Centers Corp.	4,653	52,625
Tanger, Inc.	11,418	349,163
Urban Edge Properties	13,176	245,864
Whitestone REIT	4,835	60,341
		$3,235,090
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc., Class A(1)	5,209	$134,913
Aehr Test Systems(1)(2)	2,571	33,243
Aeluma, Inc.(1)	982	16,075
Alpha & Omega Semiconductor Ltd.(1)	2,305	59,146
Ambarella, Inc.(1)	4,160	274,830

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Atomera, Inc.(1)	2,988	$ 15,060
Axcelis Technologies, Inc.(1)	3,300	229,977
CEVA, Inc.(1)	2,293	50,400
Cohu, Inc.(1)	4,642	89,312
Credo Technology Group Holding Ltd.(1)	14,855	1,375,425
Diodes, Inc.(1)	4,772	252,391
FormFactor, Inc.(1)	8,100	278,721
Ichor Holdings Ltd.(1)	3,189	62,632
Impinj, Inc.(1)	2,652	294,558
indie Semiconductor, Inc., Class A(1)(2)	19,804	70,502
Kopin Corp.(1)	15,264	23,354
Kulicke & Soffa Industries, Inc.	5,375	185,975
MaxLinear, Inc.(1)	7,878	111,946
Navitas Semiconductor Corp.(1)	13,678	89,591
NVE Corp.	394	29,002
PDF Solutions, Inc.(1)	3,045	65,102
Penguin Solutions, Inc.(1)(2)	5,448	107,925
Photronics, Inc.(1)	6,070	114,298
Power Integrations, Inc.	5,726	320,083
Rambus, Inc.(1)	10,914	698,714
Rigetti Computing, Inc.(1)	28,903	342,790
Semtech Corp.(1)	8,906	402,017
Silicon Laboratories, Inc.(1)	3,243	477,889
SiTime Corp.(1)	2,143	456,631
SkyWater Technology, Inc.(1)(2)	2,849	28,034
Synaptics, Inc.(1)	3,985	258,308
Ultra Clean Holdings, Inc.(1)	4,422	99,805
Veeco Instruments, Inc.(1)	5,842	118,709
Wolfspeed, Inc.(1)	15,958	6,364
		$7,173,722
Software — 6.0%
8x8, Inc.(1)	11,167	$21,887
A10 Networks, Inc.	7,535	145,802
ACI Worldwide, Inc.(1)	10,764	494,175
Adeia, Inc.	10,636	150,393
Agilysys, Inc.(1)	2,644	303,108
Airship AI Holdings, Inc.(1)(2)	2,043	12,033
Alarm.com Holdings, Inc.(1)	4,953	280,191
Alkami Technology, Inc.(1)	6,968	210,016
Amplitude, Inc., Class A(1)	8,895	110,298
Appian Corp., Class A(1)	4,079	121,799
Arteris, Inc.(1)	2,703	25,760
Asana, Inc., Class A(1)	9,533	128,695
AudioEye, Inc.(1)	684	7,969
AvePoint, Inc.(1)	13,475	260,202
Bit Digital, Inc.(1)	18,524	40,568
Bitdeer Technologies Group, Class A(1)	9,167	105,237
Blackbaud, Inc.(1)	3,982	255,684
BlackLine, Inc.(1)(2)	5,384	304,842
Blend Labs, Inc., Class A(1)	22,620	74,646
Security	Shares	Value
Software (continued)
Box, Inc., Class A(1)	14,343	$ 490,100
Braze, Inc., Class A(1)	7,795	219,039
C3.ai, Inc., Class A(1)	12,365	303,808
Cerence, Inc.(1)(2)	4,008	40,922
Cipher Mining, Inc.(1)(2)	27,079	129,438
Cleanspark, Inc.(1)(2)	27,927	308,035
Clear Secure, Inc., Class A	8,547	237,265
Clearwater Analytics Holdings, Inc., Class A(1)	25,203	552,702
Commvault Systems, Inc.(1)	4,520	787,972
Consensus Cloud Solutions, Inc.(1)	1,958	45,151
Core Scientific, Inc.(1)	28,198	481,340
CoreCard Corp.(1)	572	16,571
CS Disco, Inc.(1)	1,668	7,289
Daily Journal Corp.(1)	134	56,582
Digimarc Corp.(1)(2)	1,402	18,520
Digital Turbine, Inc.(1)	9,410	55,519
Domo, Inc., Class B(1)	3,023	42,231
D-Wave Quantum, Inc.(1)	29,426	430,797
E2open Parent Holdings, Inc.(1)	20,729	66,955
eGain Corp.(1)	1,491	9,319
EverCommerce, Inc.(1)(2)	1,500	15,750
Expensify, Inc., Class A(1)	6,105	15,812
Five9, Inc.(1)	7,805	206,676
Freshworks, Inc., Class A(1)	20,947	312,320
Hut 8 Corp.(1)	9,625	179,025
I3 Verticals, Inc., Class A(1)(2)	2,239	61,528
Intapp, Inc.(1)	5,664	292,376
InterDigital, Inc.(2)	2,647	593,537
Jamf Holding Corp.(1)	6,885	65,476
Kaltura, Inc.(1)	6,855	13,779
Life360, Inc.(1)(2)	1,642	107,140
LiveRamp Holdings, Inc.(1)	6,501	214,793
MARA Holdings, Inc.(1)(2)	35,443	555,746
Mercurity Fintech Holding, Inc.(1)	3,267	12,578
MeridianLink, Inc.(1)	3,421	55,523
Mitek Systems, Inc.(1)	4,210	41,679
N-able, Inc.(1)	6,953	56,319
NCR Voyix Corp.(1)(2)	14,208	166,660
NextNav, Inc.(1)	8,990	136,648
Olo, Inc., Class A(1)	11,791	104,940
ON24, Inc.(1)	3,120	16,942
OneSpan, Inc.	3,953	65,976
Ooma, Inc.(1)	2,353	30,354
Pagaya Technologies Ltd., Class A(1)(2)	3,958	84,385
PagerDuty, Inc.(1)	8,617	131,668
Porch Group, Inc.(1)	7,562	89,156
Progress Software Corp.	4,446	283,833
PROS Holdings, Inc.(1)	4,443	69,577
Q2 Holdings, Inc.(1)	6,356	594,858
Qualys, Inc.(1)	3,704	529,190
Rapid7, Inc.(1)	6,281	145,280

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Red Violet, Inc.	1,096	$ 53,923
ReposiTrak, Inc.(2)	1,148	22,558
Rezolve AI PLC(1)(2)	9,279	28,533
Rimini Street, Inc.(1)	3,438	12,961
Riot Platforms, Inc.(1)	33,759	381,477
Sapiens International Corp. NV	3,055	89,359
SEMrush Holdings, Inc., Class A(1)	4,696	42,499
Silvaco Group, Inc.(1)(2)	614	2,898
SoundHound AI, Inc., Class A(1)(2)	37,411	401,420
SoundThinking, Inc.(1)	986	12,872
Sprinklr, Inc., Class A(1)	11,247	95,150
Sprout Social, Inc., Class A(1)	4,948	103,463
SPS Commerce, Inc.(1)	3,891	529,526
Synchronoss Technologies, Inc.(1)	1,100	7,535
Telos Corp.(1)	5,513	17,476
Tenable Holdings, Inc.(1)	12,021	406,069
Terawulf, Inc.(1)(2)	27,993	122,609
Varonis Systems, Inc.(1)	11,154	566,065
Verint Systems, Inc.(1)	6,288	123,685
Vertex, Inc., Class A(1)	6,643	234,730
Viant Technology, Inc., Class A(1)(2)	1,602	21,194
Weave Communications, Inc.(1)	5,955	49,546
WM Technology, Inc.(1)	8,176	7,326
Workiva, Inc.(1)	5,154	352,791
Xperi, Inc.(1)	4,164	32,937
Yext, Inc.(1)	10,639	90,431
Zeta Global Holdings Corp., Class A(1)	19,222	297,749
		$16,709,166
Specialized REITs — 0.4%
Farmland Partners, Inc.(2)	4,236	$48,756
Four Corners Property Trust, Inc.(2)	10,094	271,630
Gladstone Land Corp.	3,332	33,886
Outfront Media, Inc.	14,614	238,500
PotlatchDeltic Corp.	7,953	305,157
Safehold, Inc.	5,735	89,237
Smartstop Self Storage REIT, Inc.	2,890	104,705
Uniti Group, Inc.(1)	23,685	102,319
		$1,194,190
Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(1)(2)	2,081	$10,239
Abercrombie & Fitch Co., Class A(1)	4,815	398,923
Academy Sports & Outdoors, Inc.	6,878	308,203
Advance Auto Parts, Inc.	6,131	285,030
American Eagle Outfitters, Inc.	16,599	159,682
America's Car-Mart, Inc.(1)	764	42,815
Arhaus, Inc.(1)	5,020	43,523
Arko Corp.(2)	8,129	34,386
Asbury Automotive Group, Inc.(1)	2,004	478,034
BARK, Inc.(1)	9,359	8,231
Security	Shares	Value
Specialty Retail (continued)
Barnes & Noble Education, Inc.(1)	1,528	$ 17,985
Beyond, Inc.(1)	5,617	38,645
Boot Barn Holdings, Inc.(1)	3,143	477,736
Buckle, Inc.	3,227	146,344
Build-A-Bear Workshop, Inc.	1,270	65,481
Caleres, Inc.(2)	3,449	42,147
Camping World Holdings, Inc., Class A	6,154	105,787
Citi Trends, Inc.(1)	488	16,294
Designer Brands, Inc., Class A	4,336	10,320
Envela Corp.(1)	679	4,156
EVgo, Inc.(1)	13,089	47,775
Foot Locker, Inc.(1)	8,728	213,836
Genesco, Inc.(1)	983	19,355
Group 1 Automotive, Inc.	1,288	562,483
Haverty Furniture Cos., Inc.	1,371	27,900
J Jill, Inc.(2)	376	5,505
Lands' End, Inc.(1)	1,134	12,145
MarineMax, Inc.(1)	2,124	53,397
Monro, Inc.	3,098	46,191
National Vision Holdings, Inc.(1)	7,721	177,660
ODP Corp.(1)	2,818	51,090
OneWater Marine, Inc., Class A(1)(2)	953	12,761
Petco Health & Wellness Co., Inc.(1)(2)	8,134	23,019
RealReal, Inc.(1)(2)	9,589	45,931
Revolve Group, Inc.(1)	4,079	81,784
Sally Beauty Holdings, Inc.(1)	10,669	98,795
Shoe Carnival, Inc.	1,826	34,164
Signet Jewelers Ltd.(2)	4,327	344,213
Sleep Number Corp.(1)	2,108	14,240
Sonic Automotive, Inc., Class A	1,548	123,732
Stitch Fix, Inc., Class A(1)	10,839	40,104
ThredUp, Inc., Class A(1)	9,290	69,582
Tile Shop Holdings, Inc.(1)	2,729	17,356
Torrid Holdings, Inc.(1)(2)	979	2,888
Upbound Group, Inc.	5,479	137,523
Urban Outfitters, Inc.(1)	6,398	464,111
Victoria's Secret & Co.(1)	6,991	129,473
Warby Parker, Inc., Class A(1)	10,034	220,046
Winmark Corp.	284	107,241
Zumiez, Inc.(1)	1,649	21,866
		$5,900,127
Technology Hardware, Storage & Peripherals — 0.6%
CompoSecure, Inc., Class A(1)(2)	4,488	$63,236
Corsair Gaming, Inc.(1)	4,765	44,934
CPI Card Group, Inc.(1)	351	8,326
Diebold Nixdorf, Inc.(1)	2,476	137,170
Eastman Kodak Co.(1)(2)	5,624	31,776
Immersion Corp.	2,586	20,378
IonQ, Inc.(1)(2)	24,231	1,041,206
Quantum Computing, Inc.(1)(2)	11,772	225,669

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Turtle Beach Corp.(1)	1,190	$ 16,458
Xerox Holdings Corp.(2)	12,117	63,856
		$ 1,653,009
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(1)	11,885	$ 210,365
Carter's, Inc.	3,636	109,553
Ermenegildo Zegna NV	6,309	53,942
Figs, Inc., Class A(1)	9,035	50,957
G-III Apparel Group Ltd.(1)	4,157	93,117
Hanesbrands, Inc.(1)	36,964	169,295
Kontoor Brands, Inc.	5,639	372,005
Lakeland Industries, Inc.	935	12,725
Movado Group, Inc.	1,587	24,202
Oxford Industries, Inc.(2)	1,489	59,932
Rocky Brands, Inc.	588	13,048
Steven Madden Ltd.	7,344	176,109
Superior Group of Cos., Inc.	1,274	13,122
Wolverine World Wide, Inc.	8,305	150,154
		$1,508,526
Tobacco — 0.1%
Ispire Technology, Inc.(1)	1,837	$4,703
Turning Point Brands, Inc.	1,675	126,915
Universal Corp.	2,397	139,601
		$271,219
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc.(2)	2,313	$14,618
BlueLinx Holdings, Inc.(1)	869	64,636
Boise Cascade Co.	3,889	337,643
Custom Truck One Source, Inc.(1)(2)	6,154	30,401
Distribution Solutions Group, Inc.(1)	894	24,558
DNOW, Inc.(1)	10,910	161,795
DXP Enterprises, Inc.(1)	1,272	111,491
EVI Industries, Inc.	392	8,557
GATX Corp.	3,644	559,573
Global Industrial Co.	1,285	34,708
GMS, Inc.(1)	3,946	429,128
Herc Holdings, Inc.	3,286	432,733
Hudson Technologies, Inc.(1)	4,324	35,111
Karat Packaging, Inc.	698	19,656
McGrath RentCorp	2,553	296,046
MRC Global, Inc.(1)	8,341	114,355
NPK International, Inc.(1)	7,671	65,280
Rush Enterprises, Inc., Class A	6,392	329,252
Rush Enterprises, Inc., Class B	846	44,398
Titan Machinery, Inc.(1)	2,046	40,531
Transcat, Inc.(1)	849	72,980
Willis Lease Finance Corp.	365	52,115
Security	Shares	Value
Trading Companies & Distributors (continued)
Xometry, Inc., Class A(1)	4,447	$ 150,264
		$ 3,429,829
Transportation Infrastructure — 0.0%†
Sky Harbour Group Corp.(1)	2,172	$ 21,220
		$ 21,220
Water Utilities — 0.4%
American States Water Co.	3,900	$ 298,974
Cadiz, Inc.(1)(2)	3,349	10,013
California Water Service Group	6,021	273,835
Consolidated Water Co. Ltd.	1,557	46,741
Global Water Resources, Inc.	641	6,532
H2O America	3,307	171,865
Middlesex Water Co.	1,742	94,382
Pure Cycle Corp.(1)	1,502	16,101
York Water Co.	1,406	44,430
		$962,873
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)(2)	6,590	$96,741
Spok Holdings, Inc.	2,080	36,774
Telephone and Data Systems, Inc.	9,979	355,053
		$488,568
Total Common Stocks (identified cost $209,141,670)		$258,209,135

Exchange-Traded Funds — 3.3%

Security	Shares	Value
Equity Funds — 3.3%
iShares Russell 2000 ETF	43,000	$ 9,278,970
Total Exchange-Traded Funds (identified cost $8,268,761)		$ 9,278,970

Rights — 0.0%†

Security	Shares	Value
Biotechnology — 0.0%†
Aduro Biotech, Inc. CVR(1)(3)(4)	1,109	$ 0
Cartesian Therapeutics, Inc. CVR(1)(2)(3)	9,591	1,726
GTx, Inc. CVR(1)(3)(4)	57	0
Icosavax, Inc. CVR(1)(3)(4)	2,705	839
Inhibrx, Inc. CVR, Exp. 6/30/27(1)(3)(4)	3,412	2,209
Poseida Therapeutics, Inc., Exp. 12/31/34(1)(2)(3)(4)	7,182	3,591
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28(1)(2)(3)(4)	1,221	611
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28(1)(3)(4)	690	41
		$9,017

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30(1)(3)(4)	3,730	$ 2,313
Paragon 28, Inc. CVR, Exp. 12/31/26(1)(2)(3)(4)	3,915	352
		$ 2,665
Paper & Forest Products — 0.0%†
Resolute Forest Products, Inc. CVR, Exp. 11/30/28(1)(3)(4)	3,447	$ 3,792
		$ 3,792
Pharmaceuticals — 0.0%†
Alimera Sciences, Inc. CVR(1)(2)(3)(4)	2,099	$ 84
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29(1)(3)(4)	5,764	1,124
Rain Oncology, Inc. CVR, Exp. 1/26/29(1)(2)(3)(4)	1,403	70
		$1,278
Total Rights (identified cost $16,652)		$16,752

Warrants — 0.0%†

Security	Shares	Value
Chemicals — 0.0%†
Danimer Scientific, Inc., Exp. 7/15/25(1)	2,333	$ 1
Total Warrants (identified cost $0)		$ 1

Short-Term Investments — 6.5%
Affiliated Fund — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(6)	7,770,893	$ 7,770,893
Total Affiliated Fund (identified cost $7,770,893)		$ 7,770,893
Securities Lending Collateral — 3.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(7)	8,117,387	$ 8,117,387
Total Securities Lending Collateral (identified cost $8,117,387)		$ 8,117,387

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(8)	$2,000	$ 1,949,458
Total U.S. Treasury Obligations (identified cost $1,948,481)		$ 1,949,458
Total Short-Term Investments (identified cost $17,836,761)		$ 17,837,738
Total Investments — 102.9% (identified cost $235,263,844)		$285,342,596

Other Assets, Less Liabilities — (2.9)%	$ (7,908,932)
Net Assets — 100.0%	$277,433,664

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $14,734,096.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $15,026, which represents less than 0.05% of the net assets of the Fund as of June 30, 2025.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $115,541 or less than 0.05% of the Fund's net assets.
(6)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	88	Long	9/19/25	$9,643,480	$218,400
					$218,400
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Alimera Sciences, Inc. CVR	9/17/24	84
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29	8/14/23	0
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30	7/20/22	2,313
GTx, Inc. CVR	6/10/19	117
Icosavax, Inc. CVR	2/21/24	839
Inhibrx, Inc. CVR, Exp. 6/30/27	5/30/24	2,218
OmniAb, Inc. (earnout shares)	12/5/22	0
OmniAb, Inc. (earnout shares)	12/5/22	0
Paragon 28, Inc. CVR, Exp. 12/31/26	4/21/25	352
Poseida Therapeutics, Inc., Exp. 12/31/34	1/10/25	3,591
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28	1/25/21	611
Rain Oncology, Inc. CVR, Exp. 1/26/29	1/29/24	70
Resolute Forest Products, Inc. CVR, Exp. 11/30/28	3/1/23	4,895
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28	11/2/16	41
		$15,131

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $227,492,951) - including $14,734,096 of securities on loan	$277,571,703
Investments in securities of affiliated issuers, at value (identified cost $7,770,893)	7,770,893
Receivable for variation margin on open futures contracts	12,780
Cash	782,304
Receivable for investments sold	166,379
Receivable for capital shares sold	305,330
Dividends receivable	247,068
Dividends receivable - affiliated	22,866
Securities lending income receivable	14,349
Receivable from affiliate	44,100
Directors' deferred compensation plan	44,618
Total assets	$286,982,390
Liabilities
Payable for investments purchased	$952,754
Payable for capital shares redeemed	82,447
Deposits for securities loaned	8,117,387
Payable to affiliates:
Investment advisory fee	55,020
Administrative fee	26,782
Distribution fees	12,519
Sub-transfer agency fee	177
Directors' deferred compensation plan	44,618
Accrued expenses	257,022
Total liabilities	$9,548,726
Net Assets	$277,433,664
Sources of Net Assets
Paid-in capital	$204,897,087
Distributable earnings	72,536,577
Net Assets	$277,433,664
Class I Shares
Net Assets	$200,176,156
Shares Outstanding	2,376,441
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$84.23
Class F Shares
Net Assets	$77,257,508
Shares Outstanding	930,862
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$83.00

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $3,473)	$1,883,876
Dividend income - affiliated issuers	176,270
Interest income	24,931
Securities lending income, net	72,227
Total investment income	$2,157,304
Expenses
Investment advisory fee	$335,722
Administrative fee	161,147
Distribution fees:
Class F	76,971
Directors' fees and expenses	6,487
Custodian fees	3,849
Transfer agency fees and expenses	110,027
Accounting fees	34,271
Professional fees	26,148
Reports to shareholders	2,289
Licensing fees	70,119
Miscellaneous	10,850
Total expenses	$837,880
Waiver and/or reimbursement of expenses by affiliates	$(243,252)
Net expenses	$594,628
Net investment income	$1,562,676
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$6,429,241
Futures contracts	(1,452,830)
Net realized gain	$4,976,411
Change in unrealized appreciation (depreciation):
Investment securities	$(12,881,156)
Futures contracts	628,745
Net change in unrealized appreciation (depreciation)	$(12,252,411)
Net realized and unrealized loss	$(7,276,000)
Net decrease in net assets from operations	$(5,713,324)

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,562,676	$3,461,948
Net realized gain	4,976,411	12,701,585
Net change in unrealized appreciation (depreciation)	(12,252,411)	11,618,665
Net increase (decrease) in net assets from operations	$(5,713,324)	$27,782,198
Distributions to shareholders:
Class I	$ —	$(6,391,326)
Class F	—	(2,433,683)
Total distributions to shareholders	$ —	$(8,825,009)
Capital share transactions:
Class I	$(1,571,418)	$(6,181,684)
Class F	(4,248,379)	9,107,487
Net increase (decrease) in net assets from capital share transactions	$(5,819,797)	$2,925,803
Net increase (decrease) in net assets	$(11,533,121)	$21,882,992
Net Assets
At beginning of period	$288,966,785	$267,083,793
At end of period	$277,433,664	$288,966,785

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Financial Highlights

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$85.90	$79.76	$69.08	$99.34	$89.92	$80.81
Income (Loss) From Operations
Net investment income(1)	$0.49	$1.11	$1.10	$0.97	$0.82	$0.79
Net realized and unrealized gain (loss)	(2.16)	7.81	10.27	(21.79)	12.22	13.71
Total income (loss) from operations	$(1.67)	$8.92	$11.37	$(20.82)	$13.04	$14.50
Less Distributions
From net investment income	$ —	$(1.06)	$(0.65)	$(0.70)	$(0.77)	$(0.82)
From net realized gain	—	(1.72)	(0.04)	(8.74)	(2.85)	(4.57)
Total distributions	$ —	$(2.78)	$(0.69)	$(9.44)	$(3.62)	$(5.39)
Net asset value — End of period	$84.23	$85.90	$79.76	$69.08	$99.34	$89.92
Total Return(2)	(1.94)%(3)	11.23%	16.60%	(20.52)%	14.53%	19.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$200,176	$205,627	$197,464	$139,281	$183,595	$168,541
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.57%(5)	0.55%	0.58%	0.57%	0.57%	0.59%
Net expenses	0.39%(5)(6)	0.39%(6)	0.38%(6)	0.39%(6)	0.39%	0.39%
Net investment income	1.22%(5)	1.32%	1.52%	1.19%	0.81%	1.08%
Portfolio Turnover	9%(3)	20%	15%	15%	19%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the adviser of a portion of its investment advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.01% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$84.72	$78.86	$68.45	$98.73	$89.56	$80.67
Income (Loss) From Operations
Net investment income(1)	$0.41	$0.93	$0.94	$0.82	$0.62	$0.64
Net realized and unrealized gain (loss)	(2.13)	7.71	10.16	(21.66)	12.17	13.64
Total income (loss) from operations	$(1.72)	$8.64	$11.10	$(20.84)	$12.79	$14.28
Less Distributions
From net investment income	$ —	$(1.06)	$(0.65)	$(0.70)	$(0.77)	$(0.82)
From net realized gain	—	(1.72)	(0.04)	(8.74)	(2.85)	(4.57)
Total distributions	$ —	$(2.78)	$(0.69)	$(9.44)	$(3.62)	$(5.39)
Net asset value — End of period	$83.00	$84.72	$78.86	$68.45	$98.73	$89.56
Total Return(2)	(2.04)%(3)	11.00%	16.36%	(20.67)%	14.30%	19.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,258	$83,340	$69,620	$54,524	$64,047	$49,261
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.77%(5)	0.75%	0.78%	0.77%	0.77%	0.79%
Net expenses	0.59%(5)(6)	0.59%(6)	0.58%(6)	0.59%(6)	0.59%	0.59%
Net investment income	1.02%(5)	1.13%	1.31%	1.01%	0.62%	0.88%
Portfolio Turnover	9%(3)	20%	15%	15%	19%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the adviser of a portion of its investment advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.01% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Russell 2000® Small Cap Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$258,209,135(2)	$ —	$0	$258,209,135
Exchange-Traded Funds	9,278,970	—	—	9,278,970
Rights	—	—	16,752	16,752
Warrants	1	—	—	1
Short-Term Investments:
Affiliated Fund	7,770,893	—	—	7,770,893
Securities Lending Collateral	8,117,387	—	—	8,117,387
U.S. Treasury Obligations	—	1,949,458	—	1,949,458
Total Investments	$283,376,386	$1,949,458	$16,752	$285,342,596
Futures Contracts	$218,400	$ —	$ —	$218,400
Total	$283,594,786	$1,949,458	$16,752	$285,560,996

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $335,722.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $6,069 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.39% for Class I and 0.59% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $237,183.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $161,147.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2025 amounted to $76,971 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $332 and are included in transfer agency fees and expenses on the Statement of Operations.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2025, expenses incurred under the Servicing Plan amounted to $109,082, of which $31,336 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,249.
4  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $24,990,368 and $31,616,203, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$236,195,500
Gross unrealized appreciation	$88,513,353
Gross unrealized depreciation	(39,147,857)
Net unrealized appreciation	$49,365,496
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2025 is included in the Schedule of Investments. During the six months ended June 30, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$218,400(1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (1,452,830)	$ 628,745
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2025 was approximately $10,082,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2025, the total value of securities on loan was $14,734,096 and the total value of collateral received was $15,107,450, comprised of cash of $8,117,387 and U.S. government and/or agencies securities of $6,990,063.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$8,090,079	$ —	$ —	$ —	$8,090,079
Rights	27,308	—	—	—	27,308
Total	$8,117,387	$ —	$ —	$ —	$8,117,387
The carrying amount of the liability for deposits for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit during the six months ended June 30, 2025.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $7,770,893, which represents 2.8% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$7,369,461	$22,659,272	$(22,257,840)	$ —	$ —	$7,770,893	$176,270	7,770,893
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	135,224	$11,011,697	210,298	$17,820,917
Reinvestment of distributions	—	—	75,539	6,391,326
Shares redeemed	(152,672)	(12,583,115)	(367,676)	(30,393,927)
Net decrease	(17,448)	$(1,571,418)	(81,839)	$(6,181,684)
Class F
Shares sold	92,152	$7,377,093	256,398	$21,755,793
Reinvestment of distributions	—	—	29,149	2,433,683
Shares redeemed	(145,020)	(11,625,472)	(184,681)	(15,081,989)
Net increase (decrease)	(52,868)	$(4,248,379)	100,866	$9,107,487
At June 30, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 32.4% of the value of the outstanding shares of the Fund and separate accounts of three other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 43.5%.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Variable Trust, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to Calvert Variable Trust, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	25,771,686	1,051,403
Von M. Hughes	25,723,354	1,099,735
Kim M. Keenan	25,828,306	994,783
Eddie Ramos	25,984,000	839,089
Carlton M. Waterhouse	25,510,893	1,312,196
Results are rounded to the nearest whole number.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Russell 2000® Small Cap Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2024, while the Fund had underperformed the median of its peer universe for the three- and five-year periods ended December 31, 2024. This data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

This Page Intentionally Left Blank

CVPRSI-NCSR 6.30.25

CVT
EAFE International Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
CVT
EAFE International Index Portfolio
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
EAFE International Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 6.7%
ANZ Group Holdings Ltd.	29,431	$ 564,392
APA Group	11,621	62,483
Aristocrat Leisure Ltd.	5,326	228,191
ASX Ltd.	2,061	94,632
BHP Group Ltd.(1)	49,573	1,192,607
BlueScope Steel Ltd.	4,717	71,880
Brambles Ltd.	13,031	201,248
CAR Group Ltd.	4,024	99,100
Cochlear Ltd.	672	132,906
Coles Group Ltd.	12,685	173,938
Commonwealth Bank of Australia	16,281	1,981,533
Computershare Ltd.	5,081	133,295
CSL Ltd.	4,785	755,841
Evolution Mining Ltd.	19,419	101,101
Fortescue Ltd.(1)	15,785	158,675
Goodman Group	19,445	438,380
Insurance Australia Group Ltd.	24,614	146,331
Lottery Corp. Ltd.(1)	24,448	85,764
Macquarie Group Ltd.	3,564	536,046
Medibank Pvt Ltd.	26,808	89,027
National Australia Bank Ltd.(1)	30,177	782,121
Northern Star Resources Ltd.	13,171	162,690
Origin Energy Ltd.	16,389	116,492
Pro Medicus Ltd.(1)	578	108,164
Qantas Airways Ltd.	7,283	51,451
QBE Insurance Group Ltd.	15,319	235,899
REA Group Ltd.(1)	489	77,437
Reece Ltd.(1)	2,319	21,913
Rio Tinto Ltd.(1)	3,732	264,189
Santos Ltd.	30,645	154,508
Scentre Group	48,423	113,732
SGH Ltd.	2,189	77,959
Sigma Healthcare Ltd.	44,780	88,140
Sonic Healthcare Ltd.	4,238	74,806
South32 Ltd.	45,316	86,594
Stockland	23,794	84,091
Suncorp Group Ltd.	11,086	157,994
Telstra Group Ltd.	39,494	125,931
Transurban Group	29,729	273,535
Vicinity Ltd.	36,142	59,001
Washington H Soul Pattinson & Co. Ltd.(1)	2,645	73,122
Wesfarmers Ltd.	11,219	626,103
Westpac Banking Corp.	33,746	752,081
WiseTech Global Ltd.	1,890	135,543
Woodside Energy Group Ltd.(1)	18,477	285,413
Woolworths Group Ltd.	11,539	236,363
		$12,472,642
Security	Shares	Value
Austria — 0.2%
Erste Group Bank AG	3,034	$ 258,270
OMV AG	1,381	75,101
Verbund AG	639	49,092
		$ 382,463
Belgium — 0.8%
Ageas SA	1,395	$ 94,369
Anheuser-Busch InBev SA	9,586	659,521
D'ieteren Group	195	41,993
Elia Group SA	476	54,975
Groupe Bruxelles Lambert NV	804	68,630
KBC Group NV	2,168	223,758
Lotus Bakeries NV	4	38,544
Sofina SA	155	51,266
Syensqo SA(1)	796	61,662
UCB SA(1)	1,262	248,308
		$1,543,026
Denmark — 2.3%
AP Moller - Maersk AS, Class A	35	$64,573
AP Moller - Maersk AS, Class B	50	92,985
Carlsberg AS, Class B	892	126,381
Coloplast AS, Class B	1,201	114,339
Danske Bank AS	6,514	266,056
Demant AS(2)	798	33,342
DSV AS	1,962	470,594
Genmab AS(2)	648	134,569
Novo Nordisk AS, Class B	31,355	2,172,714
Novonesis (Novozymes), Class B	3,422	245,689
Orsted AS(2)(3)	1,471	63,369
Pandora AS	768	135,318
Rockwool AS, Class B	1,100	51,559
Tryg AS	3,630	93,840
Vestas Wind Systems AS	9,389	141,032
		$4,206,360
Finland — 1.1%
Elisa OYJ	1,545	$85,873
Fortum OYJ	4,229	79,301
Kesko OYJ, Class B	3,019	74,461
Kone OYJ, Class B	3,213	211,675
Metso OYJ(1)	6,633	85,963
Neste OYJ	3,509	47,554
Nokia OYJ(1)	50,956	264,392
Nordea Bank Abp	30,803	457,046
Orion OYJ, Class B(1)	1,126	84,713
Sampo OYJ, Class A	23,695	255,018
Stora Enso OYJ, Class R(1)	5,297	57,587
UPM-Kymmene OYJ(1)	5,460	149,102
Wartsila OYJ Abp	4,725	111,672
		$1,964,357

1
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France — 10.2%
Accor SA	2,043	$ 107,070
Aeroports de Paris SA	337	42,250
Air Liquide SA	5,677	1,170,603
Alstom SA(2)	3,247	75,788
Amundi SA(3)	658	53,335
ArcelorMittal SA	4,662	148,039
Arkema SA	475	35,076
AXA SA	17,317	850,352
BioMerieux	451	62,381
BNP Paribas SA	9,907	888,675
Bollore SE	7,510	47,203
Bouygues SA	1,786	80,771
Bureau Veritas SA	2,870	97,960
Capgemini SE	1,618	277,061
Carrefour SA	4,895	69,050
Cie de Saint-Gobain SA	4,338	509,608
Cie Generale des Etablissements Michelin SCA	6,306	234,547
Covivio SA	674	42,734
Credit Agricole SA	10,381	196,391
Danone SA	6,258	512,050
Dassault Aviation SA	172	60,814
Dassault Systemes SE	6,692	242,529
Edenred SE	2,168	67,339
Eiffage SA	632	88,804
Engie SA	17,607	413,814
EssilorLuxottica SA	2,913	799,889
Eurazeo SE	445	31,814
Eurofins Scientific SE	1,054	75,114
FDJ UNITED(3)	1,007	39,515
Gecina SA	515	56,693
Getlink SE	3,394	65,518
Hermes International SCA	312	845,790
Ipsen SA	305	36,331
Kering SA	756	164,699
Klepierre SA	1,988	78,604
Legrand SA	2,517	337,350
L'Oreal SA	2,363	1,012,200
LVMH Moet Hennessy Louis Vuitton SE	2,676	1,400,565
Orange SA	17,758	270,422
Pernod Ricard SA	1,897	189,228
Publicis Groupe SA	2,208	249,382
Renault SA	1,830	84,445
Rexel SA	2,207	68,070
Safran SA	3,490	1,138,174
Sanofi SA	10,767	1,042,394
Sartorius Stedim Biotech	309	73,932
Schneider Electric SE	5,338	1,433,173
Societe Generale SA	7,054	403,518
Sodexo SA	946	58,223
Teleperformance SE	483	46,912
Thales SA	893	263,680
Security	Shares	Value
France (continued)
TotalEnergies SE	19,813	$ 1,211,024
Unibail-Rodamco-Westfield(2)	1,190	114,392
Veolia Environnement SA	6,105	217,960
Vinci SA	4,804	708,448
		$ 18,891,703
Germany — 10.3%
adidas AG	1,642	$ 383,292
Allianz SE	3,783	1,535,268
BASF SE	8,583	424,511
Bayer AG	9,886	297,839
Bayerische Motoren Werke AG	2,921	260,142
Bayerische Motoren Werke AG, PFC Shares	573	47,585
Beiersdorf AG	955	120,042
Brenntag SE	1,250	82,812
Commerzbank AG	8,617	271,548
Continental AG	985	85,969
Covestro AG(2)	1,673	119,049
CTS Eventim AG & Co. KGaA	614	76,351
Daimler Truck Holding AG	4,735	224,647
Delivery Hero SE(2)(3)	1,934	52,493
Deutsche Bank AG	17,850	529,171
Deutsche Boerse AG	1,834	599,149
Deutsche Lufthansa AG	6,708	56,948
Deutsche Post AG	9,459	438,140
Deutsche Telekom AG	34,091	1,247,853
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	1,223	60,445
E.ON SE	22,057	406,414
Evonik Industries AG	2,403	49,643
Fresenius Medical Care AG	2,244	128,929
Fresenius SE & Co. KGaA	4,140	208,336
GEA Group AG	1,538	107,814
Hannover Rueck SE	569	179,300
Heidelberg Materials AG	1,268	298,610
Henkel AG & Co. KGaA	1,137	82,461
Henkel AG & Co. KGaA, PFC Shares	1,879	147,659
Infineon Technologies AG	12,970	553,456
Knorr-Bremse AG	784	76,046
LEG Immobilien SE	696	61,952
Mercedes-Benz Group AG	6,902	402,112
Merck KGaA	1,207	156,498
MTU Aero Engines AG	514	228,346
Muenchener Rueckversicherungs-Gesellschaft AG	1,310	850,628
Nemetschek SE	611	88,591
Porsche Automobil Holding SE, PFC Shares	1,673	66,416
Qiagen NV(2)	2,085	100,455
Rational AG	58	48,737
Rheinmetall AG	434	919,081
RWE AG	6,016	251,398
SAP SE	10,222	3,125,679
Sartorius AG, PFC Shares	237	60,363

2
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Scout24 SE(3)	674	$ 93,045
Siemens AG	7,392	1,898,697
Siemens Energy AG(2)	6,589	770,128
Siemens Healthineers AG(3)	3,282	182,198
Symrise AG	1,363	142,930
Talanx AG	570	73,896
Volkswagen AG, PFC Shares	1,950	206,141
Vonovia SE	7,413	262,816
Zalando SE(2)(3)	2,244	74,046
		$19,216,075
Hong Kong — 2.0%
AIA Group Ltd.	105,166	$952,640
BOC Hong Kong Holdings Ltd.	34,456	149,995
CK Asset Holdings Ltd.	20,209	89,300
CK Hutchison Holdings Ltd.	25,847	159,158
CK Infrastructure Holdings Ltd.	5,604	37,111
CLP Holdings Ltd.	16,122	136,162
ESR Group Ltd.(2)(3)	17,000	28,153
Futu Holdings Ltd. ADR	591	73,042
Galaxy Entertainment Group Ltd.	21,913	97,679
Hang Seng Bank Ltd.	7,340	110,145
Henderson Land Development Co. Ltd.	11,806	41,463
HKT Trust & HKT Ltd.	32,020	47,872
Hong Kong & China Gas Co. Ltd.	117,675	98,940
Hong Kong Exchanges & Clearing Ltd.	11,806	635,004
Hongkong Land Holdings Ltd.	9,294	53,657
Jardine Matheson Holdings Ltd.	1,519	73,007
Link REIT	25,289	135,460
MTR Corp. Ltd.	16,981	61,062
Power Assets Holdings Ltd.	13,542	87,069
Sands China Ltd.	26,283	54,930
Sino Land Co. Ltd.	29,433	31,350
SITC International Holdings Co. Ltd.	15,000	48,090
Sun Hung Kai Properties Ltd.	13,652	157,313
Swire Pacific Ltd., Class A	3,037	26,034
Techtronic Industries Co. Ltd.	14,025	154,751
WH Group Ltd.(3)	85,233	82,147
Wharf Holdings Ltd.(1)	11,000	33,537
Wharf Real Estate Investment Co. Ltd.	19,118	54,268
		$3,709,339
Ireland — 0.7%
AIB Group PLC	19,492	$160,864
Bank of Ireland Group PLC	9,099	129,662
DCC PLC	1,069	69,379
Experian PLC	8,799	453,731
James Hardie Industries PLC, CDI(2)	4,384	117,725
Kerry Group PLC, Class A	1,601	176,889
Kingspan Group PLC	1,524	129,859
		$1,238,109
Security	Shares	Value
Israel — 1.0%
Azrieli Group Ltd.	315	$ 29,008
Bank Hapoalim BM	11,943	229,402
Bank Leumi Le-Israel BM	15,140	281,688
Check Point Software Technologies Ltd.(2)	835	184,744
CyberArk Software Ltd.(2)	443	180,248
Elbit Systems Ltd.	247	110,022
ICL Group Ltd.	6,496	44,597
Israel Discount Bank Ltd., Class A	11,165	111,368
Mizrahi Tefahot Bank Ltd.	1,662	108,415
Monday.com Ltd.(2)	414	130,194
Nice Ltd.(2)	658	111,539
Teva Pharmaceutical Industries Ltd. ADR(2)	10,888	182,483
Wix.com Ltd.(2)	548	86,836
		$1,790,544
Italy — 3.1%
Banca Mediolanum SpA	2,169	$37,379
Banco BPM SpA	10,489	122,433
BPER Banca SpA	9,437	85,653
Davide Campari-Milano NV(1)	4,861	32,726
DiaSorin SpA	212	22,690
Enel SpA	79,760	756,979
Eni SpA	21,035	339,802
Ferrari NV	1,247	610,919
FinecoBank Banca Fineco SpA	6,262	138,914
Generali	8,371	297,769
Infrastrutture Wireless Italiane SpA(3)	2,913	35,620
Intesa Sanpaolo SpA	146,946	846,470
Leonardo SpA(1)	3,835	216,397
Mediobanca Banca di Credito Finanziario SpA(1)	4,531	105,441
Moncler SpA	2,365	134,903
Nexi SpA(1)(3)	5,767	34,442
Poste Italiane SpA(1)(3)	4,086	87,791
Prysmian SpA	2,794	197,813
Recordati Industria Chimica e Farmaceutica SpA	1,001	62,918
Ryanair Holdings PLC	8,245	233,875
Snam SpA	18,440	111,630
Telecom Italia SpA(1)(2)	118,128	58,369
Tenaris SA	4,315	80,883
Terna - Rete Elettrica Nazionale(1)	13,056	134,228
UniCredit SpA	13,722	920,518
Unipol Assicurazioni SpA	3,742	74,110
		$5,780,672
Japan — 21.4%
Advantest Corp.	7,600	$563,396
Aeon Co. Ltd.(1)	6,348	194,584
AGC, Inc.(1)	2,056	60,314
Aisin Corp.	5,356	68,516
Ajinomoto Co., Inc.	8,498	230,492
ANA Holdings, Inc.	1,383	27,079

3
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Asahi Group Holdings Ltd.	13,645	$ 182,395
Asahi Kasei Corp.	12,670	90,195
Asics Corp.	6,100	155,552
Astellas Pharma, Inc.	17,901	175,268
Bandai Namco Holdings, Inc.	5,911	211,846
Bridgestone Corp.(1)	5,584	228,342
Canon, Inc.(1)	9,100	263,934
Capcom Co. Ltd.	3,500	119,530
Central Japan Railway Co.	7,895	176,489
Chiba Bank Ltd.	5,941	54,905
Chubu Electric Power Co., Inc.	6,569	81,288
Chugai Pharmaceutical Co. Ltd.	6,446	336,596
Concordia Financial Group Ltd.	10,731	69,642
Dai Nippon Printing Co. Ltd.	3,810	57,835
Daifuku Co. Ltd.	3,300	84,896
Dai-ichi Life Holdings, Inc.	33,252	252,802
Daiichi Sankyo Co. Ltd.	16,400	379,957
Daikin Industries Ltd.	2,558	300,267
Daito Trust Construction Co. Ltd.	516	56,202
Daiwa House Industry Co. Ltd.	5,332	183,222
Daiwa Securities Group, Inc.(1)	12,025	85,402
Denso Corp.	18,136	244,750
Dentsu Group, Inc.(1)	1,805	39,995
Disco Corp.	900	266,619
East Japan Railway Co.	8,550	183,918
Eisai Co. Ltd.	2,451	70,394
ENEOS Holdings, Inc.	27,038	134,023
FANUC Corp.	9,410	255,456
Fast Retailing Co. Ltd.(1)	1,900	651,441
Fuji Electric Co. Ltd.	1,341	61,756
FUJIFILM Holdings Corp.(1)	10,981	237,800
Fujikura Ltd.	2,400	126,253
Fujitsu Ltd.	16,820	408,043
Hankyu Hanshin Holdings, Inc.	2,362	64,208
Hikari Tsushin, Inc.(1)	219	64,663
Hitachi Ltd.	44,420	1,291,038
Honda Motor Co. Ltd.	41,003	395,386
Hoshizaki Corp.(1)	1,032	35,561
HOYA Corp.	3,423	406,523
Hulic Co. Ltd.(1)	5,240	52,855
Idemitsu Kosan Co. Ltd.	8,420	51,062
IHI Corp.	1,400	151,429
INPEX Corp.(1)	9,191	129,016
Isuzu Motors Ltd.(1)	5,255	66,570
ITOCHU Corp.	11,648	609,947
Japan Airlines Co. Ltd.	1,320	26,923
Japan Exchange Group, Inc.	9,436	95,587
Japan Post Bank Co. Ltd.	16,900	182,191
Japan Post Holdings Co. Ltd.	16,600	153,753
Japan Post Insurance Co. Ltd.(1)	1,800	40,752
Japan Tobacco, Inc.(1)	11,534	339,785
Security	Shares	Value
Japan (continued)
JFE Holdings, Inc.	5,225	$ 60,781
Kajima Corp.	4,381	114,264
Kansai Electric Power Co., Inc.	9,178	108,849
Kao Corp.(1)	4,501	201,670
Kawasaki Kisen Kaisha Ltd.(1)	3,600	50,983
KDDI Corp.	29,434	505,399
Keyence Corp.	1,860	743,680
Kikkoman Corp.(1)	6,005	55,701
Kirin Holdings Co. Ltd.(1)	7,426	104,065
Kobe Bussan Co. Ltd.	1,400	43,478
Komatsu Ltd.	8,646	285,262
Konami Group Corp.	951	150,355
Kubota Corp.	9,811	110,638
Kyocera Corp.	12,192	146,430
Kyowa Kirin Co. Ltd.	2,344	40,123
Lasertec Corp.	800	107,248
LY Corp.	26,217	96,547
M3, Inc.	4,758	65,359
Makita Corp.	2,248	69,234
Marubeni Corp.	14,033	282,880
MatsukiyoCocokara & Co.	2,900	59,654
MEIJI Holdings Co. Ltd.	2,234	49,402
MINEBEA MITSUMI, Inc.	3,659	53,508
Mitsubishi Chemical Group Corp.	13,622	71,597
Mitsubishi Corp.	33,170	662,799
Mitsubishi Electric Corp.	18,160	390,603
Mitsubishi Estate Co. Ltd.	10,068	188,746
Mitsubishi HC Capital, Inc.(1)	8,466	62,333
Mitsubishi Heavy Industries Ltd.	31,440	786,766
Mitsubishi UFJ Financial Group, Inc.(4)	112,276	1,530,725
Mitsui & Co. Ltd.	24,550	500,328
Mitsui Fudosan Co. Ltd.	25,293	244,864
Mitsui OSK Lines Ltd.	3,600	120,239
Mizuho Financial Group, Inc.	23,600	655,134
MonotaRO Co. Ltd.(1)	2,800	55,120
MS&AD Insurance Group Holdings, Inc.	12,584	281,323
Murata Manufacturing Co. Ltd.	15,942	235,634
NEC Corp.	11,675	340,619
Nexon Co. Ltd.	3,150	63,446
Nidec Corp.	7,756	150,723
Nintendo Co. Ltd.	10,710	1,028,479
Nippon Building Fund, Inc.(1)	82	75,717
Nippon Paint Holdings Co. Ltd.	8,390	67,475
Nippon Sanso Holdings Corp.	1,924	72,807
Nippon Steel Corp.	9,775	184,864
Nippon Telegraph & Telephone Corp.	292,800	313,035
Nippon Yusen KK	4,300	154,692
Nissan Motor Co. Ltd.(1)(2)	20,243	48,980
Nissin Foods Holdings Co. Ltd.(1)	1,794	37,271
Nitori Holdings Co. Ltd.(1)	716	68,915
Nitto Denko Corp.	7,250	140,008

4
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nomura Holdings, Inc.	30,457	$ 200,702
Nomura Research Institute Ltd.	3,500	139,991
Obayashi Corp.	6,520	98,790
Obic Co. Ltd.	3,200	124,432
Olympus Corp.	10,676	126,813
Omron Corp.(1)	1,963	52,915
Ono Pharmaceutical Co. Ltd.(1)	3,505	37,986
Oracle Corp. Japan	389	46,365
Oriental Land Co. Ltd.	10,720	246,901
ORIX Corp.	11,602	261,818
Osaka Gas Co. Ltd.	3,623	92,930
Otsuka Corp.(1)	2,328	47,425
Otsuka Holdings Co. Ltd.	4,252	210,811
Pan Pacific International Holdings Corp.	3,536	121,621
Panasonic Holdings Corp.	22,147	236,958
Rakuten Group, Inc.(2)	15,600	85,959
Recruit Holdings Co. Ltd.	13,657	803,122
Renesas Electronics Corp.	16,900	209,077
Resona Holdings, Inc.	19,411	179,276
Ricoh Co. Ltd.(1)	4,735	44,686
Sanrio Co. Ltd.	1,700	82,205
SBI Holdings, Inc.	2,875	100,180
SCREEN Holdings Co. Ltd.	700	56,918
SCSK Corp.	1,800	54,230
SECOM Co. Ltd.	4,196	150,741
Sekisui Chemical Co. Ltd.	3,864	69,980
Sekisui House Ltd.	5,650	124,353
Seven & i Holdings Co. Ltd.	21,378	344,086
SG Holdings Co. Ltd.(1)	2,600	28,959
Shimadzu Corp.(1)	2,414	59,681
Shimano, Inc.(1)	750	108,735
Shin-Etsu Chemical Co. Ltd.	17,725	585,314
Shionogi & Co. Ltd.	7,763	139,752
Shiseido Co. Ltd.(1)	3,774	67,406
SMC Corp.	579	207,492
SoftBank Corp.	279,900	433,551
SoftBank Group Corp.(1)	9,484	689,544
Sompo Holdings, Inc.	8,797	265,096
Sony Group Corp.	59,700	1,552,218
Subaru Corp.	6,128	106,237
Sumitomo Corp.	10,925	281,938
Sumitomo Electric Industries Ltd.	6,990	149,889
Sumitomo Metal Mining Co. Ltd.(1)	2,420	59,641
Sumitomo Mitsui Financial Group, Inc.	36,391	916,360
Sumitomo Mitsui Trust Group, Inc.	6,264	166,606
Sumitomo Realty & Development Co. Ltd.	3,068	118,484
Suntory Beverage & Food Ltd.(1)	1,117	35,721
Suzuki Motor Corp.	15,712	189,427
Sysmex Corp.	4,579	79,708
T&D Holdings, Inc.(1)	4,606	101,102
Taisei Corp.	1,549	90,215
Security	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd.	15,324	$ 473,098
TDK Corp.	18,725	218,568
Terumo Corp.	13,336	244,740
TIS, Inc.	1,900	63,668
Toho Co. Ltd.	1,156	68,199
Tokio Marine Holdings, Inc.	18,000	762,858
Tokyo Electron Ltd.	4,337	830,576
Tokyo Gas Co. Ltd.	3,362	111,827
Tokyo Metro Co. Ltd.(1)	2,400	27,928
Tokyu Corp.	4,284	50,963
TOPPAN Holdings, Inc.	2,074	56,344
Toray Industries, Inc.	14,362	98,311
Toyota Industries Corp.	1,561	176,179
Toyota Motor Corp.	92,150	1,587,098
Toyota Tsusho Corp.	5,895	133,529
Trend Micro, Inc.	1,144	79,126
Unicharm Corp.	9,942	71,789
West Japan Railway Co.	4,356	99,583
Yakult Honsha Co. Ltd.(1)	2,692	50,698
Yamaha Motor Co. Ltd.(1)	8,662	64,818
Yokogawa Electric Corp.	2,228	59,518
Zensho Holdings Co. Ltd.	900	54,474
ZOZO, Inc.	4,221	45,607
		$39,781,241
Netherlands — 5.7%
ABN AMRO Bank NV(1)(3)	4,445	$121,375
Adyen NV(2)(3)	244	448,115
Aegon Ltd.(1)	12,239	88,693
AerCap Holdings NV	1,824	213,408
Airbus SE	5,832	1,220,058
Akzo Nobel NV(1)	1,606	112,683
Argenx SE(2)	597	330,489
ASM International NV	467	299,570
ASML Holding NV	3,855	3,089,154
ASR Nederland NV	1,436	95,416
BE Semiconductor Industries NV(1)	797	119,194
CVC Capital Partners PLC(1)(3)	2,016	41,452
Euronext NV(3)	723	123,880
EXOR NV	907	91,559
Ferrovial SE	5,136	273,968
Heineken Holding NV	1,359	101,408
Heineken NV	2,742	239,220
IMCD NV(1)	630	84,732
ING Groep NV, Series N	31,080	681,202
JDE Peet's NV(1)	1,402	40,048
Koninklijke Ahold Delhaize NV	8,898	371,638
Koninklijke KPN NV(1)	36,528	178,191
Koninklijke Philips NV	8,670	208,187
NN Group NV	2,543	169,209
Prosus NV	12,689	711,935

5
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
Randstad NV(1)	975	$ 45,065
Stellantis NV	18,853	188,834
STMicroelectronics NV	6,583	201,848
Universal Music Group NV(1)	10,670	346,141
Wolters Kluwer NV	2,357	394,180
		$ 10,630,852
New Zealand — 0.3%
Auckland International Airport Ltd.	15,160	$ 71,563
Contact Energy Ltd.(1)	9,048	49,654
Fisher & Paykel Healthcare Corp. Ltd.	6,048	132,843
Infratil Ltd.	8,707	56,184
Meridian Energy Ltd.	13,690	49,272
Xero Ltd.(2)	1,361	161,046
		$520,562
Norway — 0.6%
Aker BP ASA	2,840	$72,574
DNB Bank ASA	8,912	246,458
Equinor ASA	8,012	202,335
Gjensidige Forsikring ASA	2,315	58,685
Kongsberg Gruppen ASA	4,370	169,477
Mowi ASA	4,265	82,372
Norsk Hydro ASA	14,258	81,647
Orkla ASA	6,067	66,079
Salmar ASA	718	31,135
Telenor ASA	6,263	97,529
Yara International ASA	1,402	51,737
		$1,160,028
Poland — 0.0%†
InPost SA(2)	2,062	$34,315
		$34,315
Portugal — 0.2%
EDP SA	30,935	$134,390
Galp Energia SGPS SA	4,520	82,743
Jeronimo Martins SGPS SA	2,498	63,244
		$280,377
Singapore — 1.7%
CapitaLand Ascendas REIT	33,831	$71,389
CapitaLand Integrated Commercial Trust	57,038	97,396
CapitaLand Investment Ltd.(1)	21,648	45,129
DBS Group Holdings Ltd.	20,642	728,705
Genting Singapore Ltd.(1)	48,954	27,534
Grab Holdings Ltd., Class A(2)	23,962	120,529
Keppel Ltd.	15,528	90,677
Oversea-Chinese Banking Corp. Ltd.	32,536	417,219
Sea Ltd. ADR(2)	3,710	593,377
Sembcorp Industries Ltd.	8,600	46,329
Singapore Airlines Ltd.(1)	13,300	72,947
Security	Shares	Value
Singapore (continued)
Singapore Exchange Ltd.	8,700	$ 101,870
Singapore Technologies Engineering Ltd.	13,918	85,341
Singapore Telecommunications Ltd.	72,791	219,449
United Overseas Bank Ltd.	12,014	340,041
Wilmar International Ltd.	21,300	48,080
Yangzijiang Shipbuilding Holdings Ltd.	24,500	42,755
		$ 3,148,767
Spain — 3.2%
Acciona SA	193	$34,810
ACS Actividades de Construccion y Servicios SA(1)	1,791	124,488
Aena SME SA(3)	7,110	189,793
Amadeus IT Group SA(1)	4,317	364,714
Banco Bilbao Vizcaya Argentaria SA	56,723	873,436
Banco de Sabadell SA	50,934	162,151
Banco Santander SA	147,032	1,217,554
Bankinter SA	6,538	85,350
CaixaBank SA	37,789	327,435
Cellnex Telecom SA(2)(3)	4,980	193,913
EDP Renovaveis SA(1)	2,883	32,260
Endesa SA(1)	2,869	90,904
Grifols SA(2)	2,499	30,493
Iberdrola SA	56,539	1,087,699
Industria de Diseno Textil SA	10,722	559,332
International Consolidated Airlines Group SA(1)	12,053	56,784
Redeia Corp. SA(1)	4,315	92,331
Repsol SA(1)	11,027	161,285
Telefonica SA(1)	35,743	188,118
		$5,872,850
Sweden — 3.6%
AddTech AB, Class B(1)	2,567	$87,513
Alfa Laval AB(1)	2,930	123,407
Assa Abloy AB, Class B	9,814	306,821
Atlas Copco AB, Class A(1)	26,941	435,528
Atlas Copco AB, Class B	15,627	222,413
Beijer Ref AB(1)	3,714	58,611
Boliden AB(2)	2,485	77,655
Epiroc AB, Class A(1)	6,735	146,553
Epiroc AB, Class B	3,884	74,466
EQT AB(1)	3,525	118,250
Essity AB, Class B	5,744	159,045
Evolution AB(3)	1,349	107,142
Fastighets AB Balder, Class B(2)	7,420	55,311
H & M Hennes & Mauritz AB, Class B(1)	5,635	79,364
Hexagon AB, Class B(1)	20,101	202,610
Holmen AB, Class B(1)	733	29,036
Industrivarden AB, Class A	1,444	52,494
Industrivarden AB, Class C	1,531	55,440
Indutrade AB(1)	2,678	73,123
Investment AB Latour, Class B(1)	1,245	32,837

6
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Investor AB, Class B	17,063	$ 505,634
L E Lundbergforetagen AB, Class B	593	29,601
Lifco AB, Class B(1)	2,385	96,656
Nibe Industrier AB, Class B(1)	15,526	66,291
Saab AB, Class B	2,995	167,460
Sagax AB, Class B	1,940	44,454
Sandvik AB	10,305	236,627
Securitas AB, Class B	5,049	75,595
Skandinaviska Enskilda Banken AB, Class A	15,329	267,193
Skanska AB, Class B	3,642	84,839
SKF AB, Class B(1)	3,034	69,692
Spotify Technology SA(2)	1,507	1,156,381
Svenska Cellulosa AB SCA, Class B(1)	5,434	70,657
Svenska Handelsbanken AB, Class A	14,625	195,789
Swedbank AB, Class A	7,975	211,228
Swedish Orphan Biovitrum AB(1)(2)	1,899	57,796
Tele2 AB, Class B	4,863	70,987
Telefonaktiebolaget LM Ericsson, Class B	27,408	234,210
Telia Co. AB	21,130	76,001
Trelleborg AB, Class B(1)	2,050	76,365
Volvo AB, Class B	15,178	427,073
		$6,718,148
Switzerland — 9.9%
ABB Ltd.	15,560	$932,492
Alcon AG	4,823	427,718
Amrize Ltd.(2)	4,987	248,769
Avolta AG	817	44,503
Baloise Holding AG	381	89,860
Banque Cantonale Vaudoise(1)	289	33,331
Barry Callebaut AG(1)	29	31,699
BKW AG	204	44,727
Chocoladefabriken Lindt & Spruengli AG	1	166,726
Chocoladefabriken Lindt & Spruengli AG PC	10	168,536
Cie Financiere Richemont SA, Class A	5,284	999,906
Coca-Cola HBC AG	1,983	103,597
DSM-Firmenich AG	1,744	185,536
EMS-Chemie Holding AG(1)	68	51,408
Galderma Group AG	1,200	174,427
Geberit AG	324	255,164
Givaudan SA	91	441,307
Glencore PLC(2)	97,785	381,033
Helvetia Holding AG	394	92,502
Holcim AG	4,987	370,330
Julius Baer Group Ltd.	2,077	140,893
Kuehne & Nagel International AG	478	103,507
Logitech International SA	1,464	132,762
Lonza Group AG	702	502,045
Nestle SA	25,661	2,551,379
Novartis AG	18,631	2,261,377
Partners Group Holding AG	222	290,448
Security	Shares	Value
Switzerland (continued)
Roche Holding AG(5)	322	$ 111,905
Roche Holding AG(5)	6,891	2,249,358
Sandoz Group AG	3,929	215,322
Schindler Holding AG PC(5)	422	157,140
Schindler Holding AG PC(5)	256	93,001
SGS SA	1,624	164,894
SIG Group AG(1)	3,243	59,986
Sika AG	1,522	414,111
Sonova Holding AG	494	147,323
Straumann Holding AG	1,028	134,555
Swatch Group AG(1)	269	43,917
Swiss Life Holding AG	277	280,425
Swiss Prime Site AG	822	123,402
Swiss Re AG	2,922	505,468
Swisscom AG	246	174,682
Temenos AG	527	37,857
UBS Group AG	32,065	1,088,663
VAT Group AG(1)(3)	244	103,391
Zurich Insurance Group AG	1,438	1,006,201
		$18,337,583
United Kingdom — 14.0%
3i Group PLC	9,670	$547,246
Admiral Group PLC	2,376	106,698
Anglo American PLC	10,656	314,116
Antofagasta PLC	3,642	90,551
Ashtead Group PLC	4,186	268,431
Associated British Foods PLC	2,930	82,785
AstraZeneca PLC	15,102	2,101,732
Auto Trader Group PLC(3)	8,693	98,464
Aviva PLC	24,466	208,003
BAE Systems PLC	29,240	758,862
Barclays PLC	139,087	642,688
Barratt Redrow PLC	14,041	87,925
BP PLC	155,956	777,018
British American Tobacco PLC	19,523	928,247
BT Group PLC	60,412	160,860
Bunzl PLC	3,243	103,343
Centrica PLC	46,635	103,472
Coca-Cola Europacific Partners PLC	2,234	207,136
Compass Group PLC	16,679	564,951
Croda International PLC	1,153	46,291
Diageo PLC	21,819	550,190
Entain PLC	5,560	68,864
GSK PLC	40,562	773,374
Haleon PLC	87,555	450,000
Halma PLC	3,664	161,048
Hikma Pharmaceuticals PLC	1,888	51,522
HSBC Holdings PLC	173,226	2,095,373
Imperial Brands PLC	7,656	302,490
Informa PLC	12,170	134,736

7
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
InterContinental Hotels Group PLC	1,386	$ 158,468
Intertek Group PLC	1,614	105,134
J Sainsbury PLC	17,242	68,621
JD Sports Fashion PLC	24,647	30,056
Kingfisher PLC	15,641	62,464
Land Securities Group PLC	7,815	67,880
Legal & General Group PLC	55,607	194,565
Lloyds Banking Group PLC	590,595	621,020
London Stock Exchange Group PLC	4,714	689,409
M&G PLC	24,755	87,502
Marks & Spencer Group PLC	19,449	94,659
Melrose Industries PLC	11,981	87,260
Mondi PLC	4,755	77,699
National Grid PLC	48,008	704,693
NatWest Group PLC	78,339	550,171
Next PLC	1,115	190,435
Pearson PLC	5,942	87,532
Phoenix Group Holdings PLC	7,802	70,586
Prudential PLC	25,493	319,076
Reckitt Benckiser Group PLC	6,635	452,022
RELX PLC	17,936	972,089
Rentokil Initial PLC	23,519	113,474
Rio Tinto PLC	11,078	644,785
Rolls-Royce Holdings PLC	83,469	1,106,185
Sage Group PLC	9,333	160,274
Schroders PLC	7,870	39,138
Segro PLC	11,880	111,210
Severn Trent PLC	2,446	91,901
Shell PLC	58,679	2,047,282
Smith & Nephew PLC	8,642	132,346
Smiths Group PLC	3,326	102,588
Spirax Group PLC	716	58,549
SSE PLC	10,465	263,510
Standard Chartered PLC	19,909	329,465
Tesco PLC	65,254	359,779
Unilever PLC	24,562	1,498,925
United Utilities Group PLC	6,627	104,062
Vodafone Group PLC	194,500	208,203
Whitbread PLC	1,787	69,346
Wise PLC, Class A(2)	7,015	100,212
WPP PLC	9,670	68,086
		$26,087,077
Total Common Stocks (identified cost $103,919,574)		$183,767,090

Short-Term Investments — 2.0%

Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(6)	1,092,933	$ 1,092,933
Total Affiliated Fund (identified cost $1,092,933)		$ 1,092,933
Securities Lending Collateral — 1.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(7)	2,674,548	$ 2,674,548
Total Securities Lending Collateral (identified cost $2,674,548)		$ 2,674,548
Total Short-Term Investments (identified cost $3,767,481)		$ 3,767,481

Total Investments — 101.0% (identified cost $107,687,055)	$187,534,571
Other Assets, Less Liabilities — (1.0)%	$ (1,787,990)
Net Assets — 100.0%	$185,746,581

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $11,550,200.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $2,314,124 or 1.2% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of June 30, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.

8
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

At June 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	23.6%
Industrials	18.9
Health Care	11.2
Consumer Discretionary	9.7
Information Technology	8.4
Consumer Staples	7.8
Materials	5.5
Communication Services	5.4
Utilities	3.4
Energy	3.2
Real Estate	1.9
Total	99.0%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
9
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $105,945,109) - including $11,550,200 of securities on loan	$184,910,913
Investments in securities of affiliated issuers, at value (identified cost $1,741,946)	2,623,658
Cash	329
Cash denominated in foreign currency, at value (cost $526,695)	531,554
Receivable for capital shares sold	453,721
Dividends receivable	230,235
Dividends receivable - affiliated	1,614
Securities lending income receivable	2,216
Tax reclaims receivable	611,234
Receivable from affiliate	44,232
Directors' deferred compensation plan	28,370
Total assets	$189,438,076
Liabilities
Payable for investments purchased	$422,039
Payable for capital shares redeemed	367,425
Deposits for securities loaned	2,674,548
Payable to affiliates:
Investment advisory fee	44,700
Administrative fee	17,900
Distribution fees	13,202
Sub-transfer agency fee	176
Directors' deferred compensation plan	28,370
Accrued expenses	123,135
Total liabilities	$3,691,495
Net Assets	$185,746,581
Sources of Net Assets
Paid-in capital	$111,393,593
Distributable earnings	74,352,988
Net Assets	$185,746,581
Class I Shares
Net Assets	$102,943,080
Shares Outstanding	893,657
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$115.19
Class F Shares
Net Assets	$82,803,501
Shares Outstanding	727,151
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$113.87
10
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $397,080)	$3,370,258
Dividend income - affiliated issuers (net of foreign taxes withheld of $2,955)	34,583
Interest income	2,687
Securities lending income, net	13,577
Total investment income	$3,421,105
Expenses
Investment advisory fee	$254,427
Administrative fee	101,771
Distribution fees:
Class F	73,306
Directors' fees and expenses	4,252
Custodian fees	38,969
Transfer agency fees and expenses	71,129
Accounting fees	20,496
Professional fees	21,388
Reports to shareholders	996
Licensing fees	38,154
Miscellaneous	18,542
Total expenses	$643,430
Waiver and/or reimbursement of expenses by affiliates	$(159,660)
Net expenses	$483,770
Net investment income	$2,937,335
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(516,579)
Investment securities - affiliated issuers	(1,454)
Foreign currency transactions	32,699
Net realized loss	$(485,334)
Change in unrealized appreciation (depreciation):
Investment securities	$28,471,204
Investment securities - affiliated issuers	213,904
Foreign currency	72,265
Net change in unrealized appreciation (depreciation)	$28,757,373
Net realized and unrealized gain	$28,272,039
Net increase in net assets from operations	$31,209,374
11
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,937,335	$3,522,797
Net realized loss	(485,334)	(1,191,661)
Net change in unrealized appreciation (depreciation)	28,757,373	1,609,891
Net increase in net assets from operations	$31,209,374	$3,941,027
Distributions to shareholders:
Class I	$ —	$(2,460,334)
Class F	—	(1,742,211)
Total distributions to shareholders	$ —	$(4,202,545)
Capital share transactions:
Class I	$(5,097,708)	$845,892
Class F	1,342,888	17,818,612
Net increase (decrease) in net assets from capital share transactions	$(3,754,820)	$18,664,504
Net increase in net assets	$27,454,554	$18,402,986
Net Assets
At beginning of period	$158,292,027	$139,889,041
At end of period	$185,746,581	$158,292,027
12
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Financial Highlights

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$95.85	$95.39	$83.54	$102.12	$93.77	$90.02
Income (Loss) From Operations
Net investment income(1)	$1.84	$2.43	$2.32	$2.38	$2.53	$1.69
Net realized and unrealized gain (loss)	17.50	0.75	12.27	(17.84)	7.63	4.89
Total income (loss) from operations	$19.34	$3.18	$14.59	$(15.46)	$10.16	$6.58
Less Distributions
From net investment income	$ —	$(2.72)	$(2.74)	$(3.12)	$(1.81)	$(2.83)
Total distributions	$ —	$(2.72)	$(2.74)	$(3.12)	$(1.81)	$(2.83)
Net asset value — End of period	$115.19	$95.85	$95.39	$83.54	$102.12	$93.77
Total Return(2)	20.18%(3)	3.14%	17.77%	(14.58)%	10.88%	7.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,943	$90,312	$89,331	$82,015	$105,721	$105,165
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.67%(5)	0.67%	0.71%	0.72%	0.64%	0.74%
Net expenses	0.48%(5)(6)	0.48%(6)	0.48%(6)	0.48%(6)	0.48%	0.48%
Net investment income	3.53%(5)	2.43%	2.56%	2.74%	2.51%	2.05%
Portfolio Turnover	5%(3)	9%	7%	11%	8%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$94.85	$94.60	$83.04	$101.73	$93.60	$90.04
Income (Loss) From Operations
Net investment income(1)	$1.74	$2.18	$2.11	$2.13	$2.32	$1.49
Net realized and unrealized gain (loss)	17.28	0.79	12.19	(17.70)	7.62	4.90
Total income (loss) from operations	$19.02	$2.97	$14.30	$(15.57)	$9.94	$6.39
Less Distributions
From net investment income	$ —	$(2.72)	$(2.74)	$(3.12)	$(1.81)	$(2.83)
Total distributions	$ —	$(2.72)	$(2.74)	$(3.12)	$(1.81)	$(2.83)
Net asset value — End of period	$113.87	$94.85	$94.60	$83.04	$101.73	$93.60
Total Return(2)	20.05%(3)	2.95%	17.53%	(14.75)%	10.66%	7.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,804	$67,980	$50,558	$31,849	$29,363	$18,951
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.87%(5)	0.87%	0.91%	0.92%	0.84%	0.94%
Net expenses	0.68%(5)(6)	0.68%(6)	0.68%(6)	0.68%(6)	0.68%	0.68%
Net investment income	3.36%(5)	2.19%	2.35%	2.48%	2.31%	1.80%
Portfolio Turnover	5%(3)	9%	7%	11%	8%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT EAFE International Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
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Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$12,472,642	$ —	$12,472,642
Austria	—	382,463	—	382,463
Belgium	—	1,543,026	—	1,543,026
Denmark	—	4,206,360	—	4,206,360
Finland	—	1,964,357	—	1,964,357
France	—	18,891,703	—	18,891,703
Germany	—	19,216,075	—	19,216,075
Hong Kong	73,042	3,636,297	—	3,709,339
Ireland	—	1,238,109	—	1,238,109
Israel	764,505	1,026,039	—	1,790,544
Italy	—	5,780,672	—	5,780,672
Japan	—	39,781,241	—	39,781,241
Netherlands	213,408	10,417,444	—	10,630,852
New Zealand	—	520,562	—	520,562
Norway	—	1,160,028	—	1,160,028
Poland	—	34,315	—	34,315
Portugal	—	280,377	—	280,377
Singapore	713,906	2,434,861	—	3,148,767
Spain	—	5,872,850	—	5,872,850
Sweden	1,156,381	5,561,767	—	6,718,148
Switzerland	248,769	18,088,814	—	18,337,583
United Kingdom	207,136	25,879,941	—	26,087,077
Total Common Stocks	$3,377,147	$180,389,943(1)	$ —	$183,767,090
Short-Term Investments:
Affiliated Fund	$1,092,933	$ —	$ —	$1,092,933
Securities Lending Collateral	2,674,548	—	—	2,674,548
Total Investments	$7,144,628	$180,389,943	$ —	$187,534,571

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the "EU reclaims"). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
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Notes to Financial Statements (Unaudited) — continued

D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $254,427.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $323 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.68% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $159,337.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $101,771.
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Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2025 amounted to $73,306 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $262 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2025, expenses incurred under the Servicing Plan amounted to $70,324 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $10,577,074 and $8,680,313, respectively.
5  Distributions to Shareholders and Income Tax Information
At December 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $5,322,028 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2024, $308,364 are short-term and $5,013,664 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$115,075,850
Gross unrealized appreciation	$75,942,813
Gross unrealized depreciation	(3,484,092)
Net unrealized appreciation	$72,458,721
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June 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2025, the total value of securities on loan was $11,550,200 and the total value of collateral received was $12,189,035, comprised of cash of $2,674,548 and U.S. government and/or agencies securities of $9,514,487.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,674,548	$ —	$ —	$ —	$2,674,548
The carrying amount of the liability for deposits for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2025.
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June 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $2,623,658, which represents 1.4% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,245,411	$ 126,544	$ (53,680)	$(1,454)	$213,904	$1,530,725	$25,027	112,276
Short-Term Investments
Liquidity Fund	3,269	13,561,599	(12,471,935)	—	—	1,092,933	9,556	1,092,933
Total				$(1,454)	$213,904	$2,623,658	$34,583
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	75,511	$7,933,201	127,242	$12,929,290
Reinvestment of distributions	—	—	23,968	2,460,334
Shares redeemed	(124,036)	(13,030,909)	(145,530)	(14,543,732)
Net increase (decrease)	(48,525)	$(5,097,708)	5,680	$845,892
Class F
Shares sold	77,062	$8,009,814	290,869	$28,402,421
Reinvestment of distributions	—	—	17,145	1,742,211
Shares redeemed	(66,628)	(6,666,926)	(125,735)	(12,326,020)
Net increase	10,434	$1,342,888	182,279	$17,818,612
At June 30, 2025, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 73.8%.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
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EAFE International Index Portfolio
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Variable Trust, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to Calvert Variable Trust, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	25,771,686	1,051,403
Von M. Hughes	25,723,354	1,099,735
Kim M. Keenan	25,828,306	994,783
Eddie Ramos	25,984,000	839,089
Carlton M. Waterhouse	25,510,893	1,312,196
Results are rounded to the nearest whole number.
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EAFE International Index Portfolio
June 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
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Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT EAFE International Index Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had under performed the median of its peer universe for the one- and five-year periods ended December 31, 2024, while the Fund had outperformed the median of its peer universe for the three-year period ended December 31, 2024. The data also indicated that the Fund had under performed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
23

CVT
EAFE International Index Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
24

CVPIII-NCSR 6.30.25

CVT
Investment Grade Bond Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
CVT
Investment Grade Bond Index Portfolio
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited)

Corporate Bonds — 25.4%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
ArcelorMittal SA, 6.55%, 11/29/27	$150	$ 156,415
Barrick North America Finance LLC, 5.75%, 5/1/43	100	101,124
BHP Billiton Finance USA Ltd., 5.125%, 2/21/32	100	102,464
Dow Chemical Co., 4.375%, 11/15/42	100	81,590
LYB International Finance BV, 5.25%, 7/15/43	100	89,209
		$ 530,802
Communications — 1.9%
AT&T, Inc.:
4.90%, 6/15/42	$200	$175,512
5.45%, 3/1/47	1,000	953,730
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	116	115,993
Comcast Corp.:
2.937%, 11/1/56	98	57,592
4.00%, 3/1/48	50	38,642
4.15%, 10/15/28	100	99,832
Discovery Communications LLC, 4.125%, 5/15/29	200	185,893
Motorola Solutions, Inc., 2.30%, 11/15/30	100	88,799
NBCUniversal Media LLC, 4.45%, 1/15/43	123	106,021
Verizon Communications, Inc., 2.875%, 11/20/50	150	93,519
Walt Disney Co., 5.40%, 10/1/43	100	99,238
		$2,014,771
Consumer, Cyclical — 1.6%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$231,965
Dollar General Corp., 4.125%, 4/3/50	200	150,782
General Motors Co., 5.00%, 4/1/35	500	472,836
Lowe's Cos., Inc., 5.625%, 4/15/53	150	144,384
Starbucks Corp., 3.75%, 12/1/47	250	184,544
Tapestry, Inc., 4.125%, 7/15/27	300	297,973
Volkswagen Group of America Finance LLC, 4.85%, 8/15/27(1)	250	250,224
		$1,732,708
Consumer, Non-cyclical — 4.5%
AbbVie, Inc., 3.20%, 11/21/29	$300	$287,042
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	329,594
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	750	677,415
Block Financial LLC, 3.875%, 8/15/30	150	142,450
CVS Health Corp., 4.30%, 3/25/28	110	109,568
CVS Pass-Through Trust, 6.036%, 12/10/28	33	33,038
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	365,232
Global Payments, Inc., 2.15%, 1/15/27	200	193,536
HCA, Inc., 5.90%, 6/1/53	200	193,255
Kroger Co., 3.875%, 10/15/46	250	190,822
Laboratory Corp. of America Holdings, 2.95%, 12/1/29	100	94,156
Molson Coors Beverage Co., 5.00%, 5/1/42	100	91,288
Pfizer, Inc., 4.40%, 5/15/44	500	439,172
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Quanta Services, Inc., 2.90%, 10/1/30	$200	$ 184,462
Solventum Corp., 5.90%, 4/30/54(2)	200	200,090
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	100	71,250
Sysco Corp., 5.95%, 4/1/30	250	264,755
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/9/50	400	262,188
Triton Container International Ltd., 2.05%, 4/15/26(1)	300	293,830
UnitedHealth Group, Inc., 5.625%, 7/15/54	100	97,072
Viatris, Inc., 2.30%, 6/22/27	250	238,324
Zoetis, Inc., 4.70%, 2/1/43	100	91,426
		$4,849,965
Energy — 1.8%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$194,109
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	106,790
Northern Natural Gas Co., 3.40%, 10/16/51(1)	327	215,659
Shell Finance U.S., Inc.:
4.125%, 5/11/35	500	472,704
4.55%, 8/12/43	100	88,257
TransCanada PipeLines Ltd., 4.875%, 1/15/26	550	550,134
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100	84,785
Williams Cos., Inc., 5.30%, 8/15/28	100	102,747
Woodside Finance Ltd., 5.70%, 5/19/32	150	152,792
		$1,967,977
Financial — 7.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$190,597
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/50	300	221,053
Ally Financial, Inc., 2.20%, 11/2/28	250	230,638
Arthur J Gallagher & Co., 5.75%, 3/2/53	150	146,289
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(3)	500	457,235
2.687% to 4/22/31, 4/22/32(3)	200	179,541
4.244% to 4/24/37, 4/24/38(3)	250	227,743
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	881,445
Citigroup, Inc.:
2.561% to 5/1/31, 5/1/32(3)	225	199,390
4.075% to 4/23/28, 4/23/29(3)	500	495,119
5.50%, 9/13/25	80	80,100
EPR Properties:
4.50%, 6/1/27	200	199,071
4.95%, 4/15/28	100	99,844
Goldman Sachs Group, Inc.:
2.383% to 7/21/31, 7/21/32(3)	500	436,810
6.75%, 10/1/37	100	109,857
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)	400	365,655
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	250	234,175
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(3)	300	202,046
5.717% to 9/14/32, 9/14/33(3)	500	521,325

1
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Kimco Realty OP LLC, 4.45%, 9/1/47	$200	$ 166,973
MetLife, Inc., 4.875%, 11/13/43	100	91,825
Morgan Stanley, 5.00%, 11/24/25(4)	150	150,240
National Australia Bank Ltd., 6.429%, 1/12/33(1)	300	320,596
NNN REIT, Inc., 5.60%, 10/15/33	100	103,429
Piedmont Operating Partnership LP, 3.15%, 8/15/30	150	134,647
PNC Bank NA, 2.70%, 10/22/29	250	233,346
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(3)	150	154,661
Prudential Financial, Inc., 5.10%, 8/15/43	500	460,234
Simon Property Group LP, 2.65%, 7/15/30	150	138,445
U.S. Bancorp, 3.10%, 4/27/26	250	247,524
Wells Fargo & Co.:
3.196% to 6/17/26, 6/17/27(3)	250	247,056
5.389% to 4/24/33, 4/24/34(3)	250	255,904
Westpac Banking Corp., 3.35%, 3/8/27	200	197,811
		$8,380,624
Industrial — 3.1%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(3)	$540	$543,137
Boeing Co.:
2.196%, 2/4/26	300	295,360
3.20%, 3/1/29	150	142,827
5.15%, 5/1/30	100	101,856
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	176,868
Carrier Global Corp., 3.577%, 4/5/50	127	93,287
Deere & Co., 6.55%, 10/1/28	250	268,999
Flex Ltd., 4.875%, 5/12/30	250	251,189
GATX Corp., 3.25%, 9/15/26	400	394,242
Lennox International, Inc., 1.70%, 8/1/27	300	283,194
Parker-Hannifin Corp., 3.25%, 3/1/27	200	197,217
Roper Technologies, Inc., 2.95%, 9/15/29	250	236,266
RTX Corp., 4.50%, 6/1/42	100	88,580
United Parcel Service, Inc., 6.20%, 1/15/38	250	273,059
		$3,346,081
Technology — 1.8%
Broadcom, Inc.:
3.137%, 11/15/35(1)	$500	$421,920
3.419%, 4/15/33(1)	200	181,448
Dell International LLC/EMC Corp., 5.30%, 10/1/29	250	257,361
Intel Corp., 4.875%, 2/10/28	200	202,591
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	330,668
Oracle Corp.:
2.65%, 7/15/26	150	147,332
3.60%, 4/1/50	400	279,996
Vmware LLC, 2.20%, 8/15/31	200	173,661
		$1,994,977
Security	Principal Amount (000’s omitted)	Value
Utilities — 2.4%
DTE Electric Co., 2.25%, 3/1/30	$300	$ 274,069
Duke Energy Corp., 3.15%, 8/15/27	500	490,046
Duke Energy Florida LLC, 6.20%, 11/15/53	250	266,429
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)	350	349,253
ITC Holdings Corp., 4.95%, 9/22/27(1)	300	303,366
PacifiCorp, 4.10%, 2/1/42	100	80,581
Public Service Electric and Gas Co., 3.95%, 5/1/42	1,000	824,289
		$ 2,588,033
Total Corporate Bonds (identified cost $29,517,539)		$27,405,938

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico — 0.4%
Mexico Government International Bonds, 5.55%, 1/21/45(2)	$500	$ 449,038
		$ 449,038
Total Sovereign Government Bonds (identified cost $497,874)		$ 449,038

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
New York, NY, 3.60%, 8/1/28	$1,000	$ 984,654
Total Taxable Municipal Obligations (identified cost $996,636)		$ 984,654

U.S. Government Agencies and Instrumentalities — 2.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.25%, 7/15/32(2)	$850	$ 964,291
6.75%, 3/15/31(2)	1,000	1,144,709
Federal National Mortgage Association:
0.875%, 8/5/30(2)	600	518,638
5.625%, 7/15/37	100	109,681
Total U.S. Government Agencies and Instrumentalities (identified cost $2,815,374)		$ 2,737,319

2
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 26.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$5,443	$ 4,441,307
2.50%, with various maturities to 2051	1,886	1,652,411
3.00%, with various maturities to 2052	1,169	1,027,325
3.50%, with various maturities to 2048	299	280,185
4.00%, with various maturities to 2052	630	594,536
4.50%, with various maturities to 2044	431	426,351
5.00%, with various maturities to 2054	791	789,803
6.00%, with various maturities to 2040	25	27,262
6.50%, 10/1/37	11	12,159
Federal National Mortgage Association:
1.50%, 9/1/35	414	371,867
2.00%, with various maturities to 2051	4,101	3,412,849
2.50%, with various maturities to 2052	4,253	3,688,752
3.00%, with various maturities to 2052	4,465	3,965,320
3.50%, with various maturities to 2052	2,710	2,497,853
4.00%, with various maturities to 2047	955	911,969
4.50%, with various maturities to 2044	670	662,249
5.00%, with various maturities to 2038	328	330,916
5.50%, with various maturities to 2038	124	127,999
6.00%, with various maturities to 2038	123	128,844
6.50%, 9/1/36	8	8,840
7.206%, (1 yr. RFUCCT + 1.456%), 9/1/38(5)	40	40,642
Government National Mortgage Association:
2.50%, with various maturities to 2052	2,331	1,975,846
3.00%, 3/20/51	274	242,878
4.00%, with various maturities to 2042	422	406,845
4.50%, 7/20/33	29	29,327
5.00%, with various maturities to 2039	162	163,712
5.50%, 7/20/34	18	18,905
6.00%, with various maturities to 2038	107	110,830
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $32,138,998)		$28,347,782

U.S. Treasury Obligations — 42.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 307,754
1.375%, 8/15/50	1,000	493,359
1.625%, 11/15/50	800	421,719
1.875%, 2/15/51	1,600	899,250
2.00%, 8/15/51	800	461,469
2.25%, 8/15/49	650	407,951
2.375%, 5/15/51	875	555,112
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.50%, 2/15/45	$1,000	$ 704,297
3.00%, 5/15/47	1,000	749,336
3.00%, 8/15/52	280	202,202
3.125%, 11/15/41	1,000	820,430
3.125%, 8/15/44	1,500	1,183,184
3.125%, 5/15/48	750	569,268
3.625%, 2/15/53	325	265,408
3.75%, 11/15/43	1,100	961,469
3.875%, 8/15/40	300	276,082
4.25%, 2/15/54	335	305,687
4.375%, 11/15/39	250	245,146
4.375%, 5/15/41	700	678,590
4.50%, 5/15/38	400	404,844
U.S. Treasury Notes:
0.375%, 11/30/25	2,000	1,968,072
0.375%, 1/31/26	1,000	978,034
0.375%, 7/31/27	300	280,031
0.50%, 8/31/27	750	700,283
0.625%, 5/15/30	300	258,176
0.625%, 8/15/30	1,000	853,066
0.875%, 11/15/30	250	214,502
1.125%, 2/29/28	500	467,637
1.125%, 8/31/28	200	184,711
1.125%, 2/15/31	1,100	952,016
1.25%, 4/30/28	1,950	1,822,869
1.25%, 9/30/28	150	138,811
1.25%, 8/15/31	1,300	1,112,363
1.50%, 8/15/26	200	194,664
1.50%, 11/30/28	1,350	1,254,973
1.50%, 2/15/30	1,400	1,267,164
1.625%, 9/30/26	800	778,062
1.75%, 1/31/29	350	327,045
1.875%, 7/31/26	1,500	1,466,953
2.25%, 3/31/26	1,000	986,576
2.25%, 2/15/27	2,400	2,341,875
2.25%, 11/15/27	2,550	2,466,228
2.625%, 2/15/29	1,200	1,155,891
2.75%, 2/15/28	200	195,273
2.75%, 8/15/32	825	761,224
2.875%, 5/15/28	425	415,587
2.875%, 8/15/28	300	292,687
2.875%, 5/15/32	725	676,601
3.00%, 7/15/25	600	599,680
3.125%, 11/15/28	1,150	1,128,752
3.125%, 8/31/29	1,100	1,073,703
3.50%, 1/31/30	225	222,420
3.50%, 4/30/30	500	493,662

3
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.50%, 2/15/33	$650	$ 626,793
3.75%, 8/31/26	500	498,887
3.75%, 5/31/30	650	648,667
3.875%, 9/30/29	150	150,727
3.875%, 12/31/29	350	351,559
3.875%, 8/15/33	400	394,031
4.00%, 1/15/27	200	200,508
4.00%, 2/29/28	600	604,641
4.00%, 4/30/32	150	150,223
4.125%, 10/31/26	1,100	1,103,223
4.125%, 1/31/27	600	602,836
4.125%, 11/15/32	1,175	1,183,353
4.50%, 11/15/33	400	411,000
4.875%, 10/31/30	200	209,992
Total U.S. Treasury Obligations (identified cost $50,135,355)		$46,078,588

Short-Term Investments — 3.2%
Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(6)	821,467	$ 821,467
Total Affiliated Fund (identified cost $821,467)		$ 821,467
Securities Lending Collateral — 2.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(7)	2,666,754	$ 2,666,754
Total Securities Lending Collateral (identified cost $2,666,754)		$ 2,666,754
Total Short-Term Investments (identified cost $3,488,221)		$ 3,488,221
Total Investments — 101.6% (identified cost $119,589,997)		$109,491,540
Other Assets, Less Liabilities — (1.6)%		$ (1,700,703)
Net Assets — 100.0%		$107,790,837

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $2,772,680 or 2.6% of the Fund's net assets.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $2,936,625.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 8).
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2025.
(6)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of June 30, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term

4
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $118,618,315) - including $2,936,625 of securities on loan	$108,519,833
Investments in securities of affiliated issuers, at value (identified cost $971,682)	971,707
Cash	4,416
Receivable for capital shares sold	266,621
Interest receivable	788,645
Dividends and interest receivable - affiliated	4,503
Securities lending income receivable	656
Receivable from affiliates	15,798
Directors' deferred compensation plan	32,468
Total assets	$110,604,647
Liabilities
Payable for capital shares redeemed	$13,258
Deposits for securities loaned	2,666,754
Payable to affiliates:
Investment advisory fee	17,404
Administrative fee	10,520
Distribution fees	1,376
Sub-transfer agency fee	158
Directors' deferred compensation plan	32,468
Accrued expenses	71,872
Total liabilities	$2,813,810
Net Assets	$107,790,837
Sources of Net Assets
Paid-in capital	$115,810,293
Accumulated loss	(8,019,456)
Net Assets	$107,790,837
Class I Shares
Net Assets	$100,993,052
Shares Outstanding	2,043,401
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$49.42
Class F Shares
Net Assets	$6,797,785
Shares Outstanding	141,650
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$47.99
5
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income - affiliated issuers	$23,999
Interest income	1,841,017
Interest income - affiliated issuers	3,486
Securities lending income, net	6,237
Other income	4,415
Total investment income	$1,879,154
Expenses
Investment advisory fee	$108,427
Administrative fee	65,057
Distribution fees:
Class F	7,858
Directors' fees and expenses	2,581
Custodian fees	3,509
Transfer agency fees and expenses	38,711
Accounting fees	14,105
Professional fees	22,217
Reports to shareholders	6,353
Miscellaneous	10,315
Total expenses	$279,133
Waiver and/or reimbursement of expenses by affiliates	$(98,614)
Net expenses	$180,519
Net investment income	$1,698,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(542,248)
Net realized loss	$(542,248)
Change in unrealized appreciation (depreciation):
Investment securities	$3,014,882
Investment securities - affiliated issuers	185
Net change in unrealized appreciation (depreciation)	$3,015,067
Net realized and unrealized gain	$2,472,819
Net increase in net assets from operations	$4,171,454
6
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,698,635	$3,367,060
Net realized loss	(542,248)	(353,888)
Net change in unrealized appreciation (depreciation)	3,015,067	(1,819,710)
Net increase in net assets from operations	$4,171,454	$1,193,462
Distributions to shareholders:
Class I	$ —	$(3,045,025)
Class F	—	(176,267)
Total distributions to shareholders	$ —	$(3,221,292)
Capital share transactions:
Class I	$(9,306,238)	$(5,106,073)
Class F	573,915	456,350
Net decrease in net assets from capital share transactions	$(8,732,323)	$(4,649,723)
Net decrease in net assets	$(4,560,869)	$(6,677,553)
Net Assets
At beginning of period	$112,351,706	$119,029,259
At end of period	$107,790,837	$112,351,706
7
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Financial Highlights

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$47.57	$48.44	$47.25	$55.64	$58.07	$55.68
Income (Loss) From Operations
Net investment income(1)	$0.76	$1.42	$1.32	$1.19	$1.14	$1.34
Net realized and unrealized gain (loss)	1.09	(0.90)	1.18	(8.19)	(2.20)	2.74
Total income (loss) from operations	$1.85	$0.52	$2.50	$(7.00)	$(1.06)	$4.08
Less Distributions
From net investment income	$ —	$(1.39)	$(1.31)	$(1.39)	$(1.37)	$(1.69)
Total distributions	$ —	$(1.39)	$(1.31)	$(1.39)	$(1.37)	$(1.69)
Net asset value — End of period	$49.42	$47.57	$48.44	$47.25	$55.64	$58.07
Total Return(2)	3.89%(3)	1.03%	5.47%	(12.53)%	(1.82)%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,993	$106,370	$113,389	$110,980	$145,323	$144,073
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.50%(5)	0.49%	0.49%	0.48%	0.46%	0.47%
Net expenses	0.32%(5)(6)	0.32%(6)	0.32%(6)	0.32%(6)	0.32%	0.32%
Net investment income	3.15%(5)	2.93%	2.76%	2.35%	2.00%	2.30%
Portfolio Turnover	5%(3)	11%	11%	6%	15%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$46.25	$47.25	$46.23	$54.61	$57.17	$54.97
Income (Loss) From Operations
Net investment income(1)	$0.68	$1.26	$1.17	$1.04	$0.98	$1.15
Net realized and unrealized gain (loss)	1.06	(0.87)	1.16	(8.03)	(2.17)	2.74
Total income (loss) from operations	$1.74	$0.39	$2.33	$(6.99)	$(1.19)	$3.89
Less Distributions
From net investment income	$ —	$(1.39)	$(1.31)	$(1.39)	$(1.37)	$(1.69)
Total distributions	$ —	$(1.39)	$(1.31)	$(1.39)	$(1.37)	$(1.69)
Net asset value — End of period	$47.99	$46.25	$47.25	$46.23	$54.61	$57.17
Total Return(2)	3.74%(3)	0.78%	5.22%	(12.75)%	(2.08)%	7.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,798	$5,982	$5,640	$4,970	$5,413	$3,966
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.75%(5)	0.74%	0.74%	0.73%	0.71%	0.72%
Net expenses	0.57%(5)(6)	0.57%(6)	0.57%(6)	0.57%(6)	0.57%	0.57%
Net investment income	2.90%(5)	2.68%	2.51%	2.11%	1.75%	2.00%
Portfolio Turnover	5%(3)	11%	11%	6%	15%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Investment Grade Bond Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
10

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$27,405,938	$ —	$27,405,938
Sovereign Government Bonds	—	449,038	—	449,038
Taxable Municipal Obligations	—	984,654	—	984,654
U.S. Government Agencies and Instrumentalities	—	2,737,319	—	2,737,319
U.S. Government Agency Mortgage-Backed Securities	—	28,347,782	—	28,347,782
U.S. Treasury Obligations	—	46,078,588	—	46,078,588
Short-Term Investments:
Affiliated Fund	821,467	—	—	821,467
Securities Lending Collateral	2,666,754	—	—	2,666,754
Total Investments	$3,488,221	$106,003,319	$ —	$109,491,540
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $108,427.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $824 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $97,790.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $65,057.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2025 amounted to $7,858 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $181 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2025, expenses incurred under the Servicing Plan amounted to $38,368, of which $30,126 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $4,964.
4  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $1,872,699 and $3,627,005, respectively. Purchases and sales of U.S. government and agency securities, including maturities and paydowns, were $3,406,751 and $8,109,262, respectively.
12

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
At December 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $2,180,364 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2024, $746,749 are short-term and $1,433,615 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$119,861,074
Gross unrealized appreciation	$451,275
Gross unrealized depreciation	(10,820,809)
Net unrealized depreciation	$(10,369,534)
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2025, the total value of securities on loan, including accrued interest, was $2,988,663 and the total value of collateral received was $3,042,042, comprised of cash of $2,666,754 and U.S. government and/or agencies securities of $375,288.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
U.S. Government Agencies and Instrumentalities	$2,666,754	$ —	$ —	$ —	$2,666,754
The carrying amount of the liability for deposits for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025.
13

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2025.
8  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in affiliated issuers and in funds that may be deemed to be affiliated was $971,707, which represents 0.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Corporate Bonds
Morgan Stanley, 5.00%, 11/24/25	$ 150,318	$ —	$ —	$ —	$185	$150,240	$ 3,486	$150,000
Short-Term Investments
Liquidity Fund	1,789,375	11,611,372	(12,579,280)	—	—	821,467	23,999	821,467
Total				$ —	$185	$971,707	$27,485
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	80,292	$3,890,502	171,080	$8,265,768
Reinvestment of distributions	—	—	62,901	3,045,025
Shares redeemed	(272,762)	(13,196,740)	(338,776)	(16,416,866)
Net decrease	(192,470)	$(9,306,238)	(104,795)	$(5,106,073)
Class F
Shares sold	21,359	$999,785	21,628	$1,007,181
Reinvestment of distributions	—	—	3,743	176,267
Shares redeemed	(9,040)	(425,870)	(15,402)	(727,098)
Net increase	12,319	$573,915	9,969	$456,350
At June 30, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 75.1% of the value of the outstanding shares of the Fund.
14

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Variable Trust, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to Calvert Variable Trust, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	25,771,686	1,051,403
Von M. Hughes	25,723,354	1,099,735
Kim M. Keenan	25,828,306	994,783
Eddie Ramos	25,984,000	839,089
Carlton M. Waterhouse	25,510,893	1,312,196
Results are rounded to the nearest whole number.
15

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
16

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Investment Grade Bond Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe for the one-year period ended December 31, 2024, while the Fund had outperformed the median of its peer universe for the three- and five-year periods ended December 31, 2024. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one- and five-year periods ended December 31, 2024, while the Fund had outperformed the index it is designed to track for the three-year period ended December 31, 2024. The Board took into account management’s discussion of Fund performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
17

CVT
Investment Grade Bond Index Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
18

CVPIBI-NCSR 6.30.25

CVT
Nasdaq 100 Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
CVT
Nasdaq 100 Index Portfolio
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 95.1%

Security	Shares	Value
Aerospace & Defense — 0.4%
Axon Enterprise, Inc.(1)	2,550	$ 2,111,247
		$ 2,111,247
Automobiles — 2.6%
Tesla, Inc.(1)	48,463	$ 15,394,757
		$ 15,394,757
Beverages — 1.8%
Coca-Cola Europacific Partners PLC	15,060	$ 1,396,363
Keurig Dr. Pepper, Inc.	44,374	1,467,005
Monster Beverage Corp.(1)	31,948	2,001,223
PepsiCo, Inc.	44,883	5,926,351
		$10,790,942
Biotechnology — 2.7%
Amgen, Inc.	17,615	$4,918,284
Biogen, Inc.(1)	4,767	598,688
Gilead Sciences, Inc.	40,769	4,520,059
Regeneron Pharmaceuticals, Inc.	3,477	1,825,425
Vertex Pharmaceuticals, Inc.(1)	8,405	3,741,906
		$15,604,362
Broadline Retail — 6.4%
Amazon.com, Inc.(1)	141,360	$31,012,971
MercadoLibre, Inc.(1)	1,659	4,336,012
PDD Holdings, Inc. ADR(1)	21,850	2,286,821
		$37,635,804
Chemicals — 1.2%
Linde PLC	15,421	$7,235,225
		$7,235,225
Commercial Services & Supplies — 0.8%
Cintas Corp.	13,228	$2,948,124
Copart, Inc.(1)	31,622	1,551,692
		$4,499,816
Communications Equipment — 1.5%
Cisco Systems, Inc.	129,726	$9,000,390
		$9,000,390
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	14,530	$14,383,828
		$14,383,828
Electric Utilities — 1.3%
American Electric Power Co., Inc.	17,500	$1,815,800
Security	Shares	Value
Electric Utilities (continued)
Constellation Energy Corp.	10,267	$ 3,313,777
Exelon Corp.	33,071	1,435,943
Xcel Energy, Inc.	18,894	1,286,681
		$ 7,852,201
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp.	4,314	$ 770,437
		$ 770,437
Energy Equipment & Services — 0.2%
Baker Hughes Co.	32,371	$1,241,104
		$1,241,104
Entertainment — 3.8%
Electronic Arts, Inc.	8,215	$1,311,935
Netflix, Inc.(1)	13,941	18,668,811
Take-Two Interactive Software, Inc.(1)	5,968	1,449,329
Warner Bros. Discovery, Inc.(1)	81,049	928,822
		$22,358,897
Financial Services — 0.4%
PayPal Holdings, Inc.(1)	31,859	$2,367,761
		$2,367,761
Food Products — 0.7%
Kraft Heinz Co.	38,772	$1,001,093
Mondelez International, Inc., Class A	42,417	2,860,603
		$3,861,696
Ground Transportation — 0.5%
CSX Corp.	61,539	$2,008,017
Old Dominion Freight Line, Inc.	6,923	1,123,603
		$3,131,620
Health Care Equipment & Supplies — 1.7%
DexCom, Inc.(1)	12,845	$1,121,240
GE HealthCare Technologies, Inc.	14,946	1,107,050
IDEXX Laboratories, Inc.(1)	2,635	1,413,256
Intuitive Surgical, Inc.(1)	11,741	6,380,177
		$10,021,723
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class A(1)	14,161	$1,874,067
Booking Holdings, Inc.	1,066	6,171,330
DoorDash, Inc., Class A(1)	13,060	3,219,421
Marriott International, Inc., Class A	8,973	2,451,513
Starbucks Corp.	37,180	3,406,803
		$17,123,134

1
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	21,054	$ 4,903,055
		$ 4,903,055
Interactive Media & Services — 8.1%
Alphabet, Inc., Class A	77,495	$ 13,656,944
Alphabet, Inc., Class C	72,688	12,894,124
Meta Platforms, Inc., Class A	28,910	21,338,182
		$ 47,889,250
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	16,148	$1,260,028
Shopify, Inc., Class A(1)	39,905	4,603,042
		$5,863,070
Machinery — 0.3%
PACCAR, Inc.	17,151	$1,630,374
		$1,630,374
Media — 1.2%
Charter Communications, Inc., Class A(1)	4,598	$1,879,709
Comcast Corp., Class A	122,003	4,354,287
Trade Desk, Inc., Class A(1)	14,681	1,056,885
		$7,290,881
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	9,571	$1,315,055
		$1,315,055
Pharmaceuticals — 0.2%
AstraZeneca PLC ADR	19,524	$1,364,337
		$1,364,337
Professional Services — 1.2%
Automatic Data Processing, Inc.	13,298	$4,101,103
Paychex, Inc.	11,773	1,712,501
Verisk Analytics, Inc.	4,592	1,430,408
		$7,244,012
Real Estate Management & Development — 0.2%
CoStar Group, Inc.(1)	13,821	$1,111,208
		$1,111,208
Semiconductors & Semiconductor Equipment — 22.7%
Advanced Micro Devices, Inc.(1)	53,116	$7,537,160
Analog Devices, Inc.	16,257	3,869,491
Applied Materials, Inc.	26,289	4,812,727
ARM Holdings PLC ADR(1)(2)	4,383	708,906
ASML Holding NV-NY Shares(3)	2,863	2,294,380
Broadcom, Inc.	103,548	28,543,006
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
GlobalFoundries, Inc.(1)	18,079	$ 690,618
Intel Corp.	142,895	3,200,848
KLA Corp.	4,332	3,880,346
Lam Research Corp.	41,903	4,078,838
Marvell Technology, Inc.	28,245	2,186,163
Microchip Technology, Inc.	17,670	1,243,438
Micron Technology, Inc.	36,611	4,512,306
NVIDIA Corp.	324,894	51,330,003
NXP Semiconductors NV	8,276	1,808,223
ON Semiconductor Corp.(1)	13,690	717,493
QUALCOMM, Inc.	35,970	5,728,582
Texas Instruments, Inc.	29,761	6,178,979
		$133,321,507
Software — 18.1%
Adobe, Inc.(1)	13,962	$5,401,619
ANSYS, Inc.(1)	2,880	1,011,514
AppLovin Corp., Class A(1)	10,080	3,528,806
Atlassian Corp., Class A(1)	5,413	1,099,326
Autodesk, Inc.(1)	7,010	2,170,086
Cadence Design Systems, Inc.(1)	8,945	2,756,402
CrowdStrike Holdings, Inc., Class A(1)	8,159	4,155,460
Datadog, Inc., Class A(1)	10,466	1,405,898
Fortinet, Inc.(1)	25,074	2,650,823
Intuit, Inc.	9,138	7,197,363
Microsoft Corp.	98,967	49,227,175
MicroStrategy, Inc., Class A(1)	8,313	3,360,364
Palantir Technologies, Inc., Class A(1)	74,131	10,105,538
Palo Alto Networks, Inc.(1)	21,844	4,470,156
Roper Technologies, Inc.	3,522	1,996,411
Synopsys, Inc.(1)	5,083	2,605,952
Workday, Inc., Class A(1)	7,076	1,698,240
Zscaler, Inc.(1)	5,100	1,601,094
		$106,442,227
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(1)	28,004	$2,524,001
Ross Stores, Inc.	10,799	1,377,736
		$3,901,737
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	198,875	$40,803,184
		$40,803,184
Textiles, Apparel & Luxury Goods — 0.2%
lululemon Athletica, Inc.(1)	3,768	$895,201
		$895,201

2
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	37,482	$ 1,574,244
		$ 1,574,244
Wireless Telecommunication Services — 1.5%
T-Mobile U.S., Inc.	37,196	$ 8,862,319
		$ 8,862,319
Total Common Stocks (identified cost $207,905,237)		$559,796,605

Exchange-Traded Funds — 2.8%

Security	Shares	Value
Equity Funds — 2.8%
Invesco QQQ TM Trust, Series 1	29,500	$ 16,273,380
Total Exchange-Traded Funds (identified cost $14,339,110)		$ 16,273,380

Short-Term Investments — 2.3%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(4)	10,832,145	$ 10,832,145
Total Affiliated Fund (identified cost $10,832,145)		$ 10,832,145
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(5)	665,015	$ 665,015
Total Securities Lending Collateral (identified cost $665,015)		$ 665,015

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(6)	$2,000	$ 1,949,459
Total U.S. Treasury Obligations (identified cost $1,948,481)		$ 1,949,459
Total Short-Term Investments (identified cost $13,445,641)		$ 13,446,619
Total Investments — 100.2% (identified cost $235,689,988)		$589,516,604

Other Assets, Less Liabilities — (0.2)%	$ (884,575)
Net Assets — 100.0%	$588,632,029

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $686,101.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $2,294,380 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	25	Long	9/19/25	$11,446,625	$469,500
					$469,500

Abbreviations:
ADR	– American Depositary Receipt
3
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $224,857,843) - including $686,101 of securities on loan	$578,684,459
Investments in securities of affiliated issuers, at value (identified cost $10,832,145)	10,832,145
Receivable for variation margin on open futures contracts	70,885
Cash	7
Receivable for capital shares sold	317,825
Dividends receivable	98,856
Dividends receivable - affiliated	33,348
Securities lending income receivable	1,762
Receivable from affiliate	82,947
Directors' deferred compensation plan	37,683
Total assets	$590,159,917
Liabilities
Payable for capital shares redeemed	$370,418
Deposits for securities loaned	665,015
Payable to affiliates:
Investment advisory fee	138,318
Administrative fee	55,777
Distribution fees	50,136
Sub-transfer agency fee	187
Directors' deferred compensation plan	37,683
Payable for transfer agency fees and expenses	105,743
Accrued expenses	104,611
Total liabilities	$1,527,888
Net Assets	$588,632,029
Sources of Net Assets
Paid-in capital	$221,744,681
Distributable earnings	366,887,348
Net Assets	$588,632,029
Class I Shares
Net Assets	$332,938,312
Shares Outstanding	1,841,210
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$180.83
Class F Shares
Net Assets	$255,693,717
Shares Outstanding	1,457,804
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$175.40
4
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $4,115)	$1,965,682
Dividend income - affiliated issuers	214,391
Interest income	24,153
Securities lending income, net	6,195
Total investment income	$2,210,421
Expenses
Investment advisory fee	$778,349
Administrative fee	311,339
Distribution fees:
Class F	269,501
Directors' fees and expenses	12,892
Custodian fees	6,128
Transfer agency fees and expenses	271,906
Accounting fees	62,812
Professional fees	29,120
Reports to shareholders	1,031
Miscellaneous	53,501
Total expenses	$1,796,579
Waiver and/or reimbursement of expenses by affiliates	$(288,880)
Net expenses	$1,507,699
Net investment income	$702,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$312,318
Futures contracts	(443,395)
Net realized loss	$(131,077)
Change in unrealized appreciation (depreciation):
Investment securities	$41,772,704
Futures contracts	882,130
Net change in unrealized appreciation (depreciation)	$42,654,834
Net realized and unrealized gain	$42,523,757
Net increase in net assets from operations	$43,226,479
5
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$702,722	$1,711,729
Net realized gain (loss)	(131,077)	10,663,727
Net change in unrealized appreciation (depreciation)	42,654,834	84,609,878
Net increase in net assets from operations	$43,226,479	$96,985,334
Distributions to shareholders:
Class I	$ —	$(20,322,773)
Class F	—	(11,908,800)
Total distributions to shareholders	$ —	$(32,231,573)
Capital share transactions:
Class I	$(5,576,952)	$480,634
Class F	33,601,423	74,002,337
Net increase in net assets from capital share transactions	$28,024,471	$74,482,971
Net increase in net assets	$71,250,950	$139,236,732
Net Assets
At beginning of period	$517,381,079	$378,144,347
At end of period	$588,632,029	$517,381,079
6
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Financial Highlights

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$167.34	$143.17	$93.02	$146.70	$122.67	$86.05
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.75	$0.68	$0.50	$0.27	$0.42
Net realized and unrealized gain (loss)	13.19	34.91	49.88	(48.48)	31.85	40.48
Total income (loss) from operations	$13.49	$35.66	$50.56	$(47.98)	$32.12	$40.90
Less Distributions
From net investment income	$ —	$(0.56)	$(0.41)	$(0.21)	$(0.39)	$(0.49)
From net realized gain	—	(10.93)	—	(5.49)	(7.70)	(3.79)
Total distributions	$ —	$(11.49)	$(0.41)	$(5.70)	$(8.09)	$(4.28)
Net asset value — End of period	$180.83	$167.34	$143.17	$93.02	$146.70	$122.67
Total Return(2)	8.06%(3)	25.20%	54.40%	(32.64)%	26.87%	48.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$332,938	$313,760	$268,239	$184,733	$287,931	$237,710
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59%(5)	0.58%	0.60%	0.60%	0.59%	0.60%
Net expenses	0.48%(5)	0.48%(6)	0.48%(6)	0.48%(6)	0.48%	0.48%
Net investment income	0.37%(5)	0.47%	0.56%	0.44%	0.20%	0.42%
Portfolio Turnover	6%(3)	10%	21%	7%	8%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$162.51	$139.66	$90.97	$144.01	$120.85	$85.03
Income (Loss) From Operations
Net investment income (loss)(1)	$0.10	$0.34	$0.39	$0.23	$(0.07)	$0.16
Net realized and unrealized gain (loss)	12.79	34.00	48.71	(47.57)	31.32	39.94
Total income (loss) from operations	$12.89	$34.34	$49.10	$(47.34)	$31.25	$40.10
Less Distributions
From net investment income	$ —	$(0.56)	$(0.41)	$(0.21)	$(0.39)	$(0.49)
From net realized gain	—	(10.93)	—	(5.49)	(7.70)	(3.79)
Total distributions	$ —	$(11.49)	$(0.41)	$(5.70)	$(8.09)	$(4.28)
Net asset value — End of period	$175.40	$162.51	$139.66	$90.97	$144.01	$120.85
Total Return(2)	7.93%(3)	24.89%	54.02%	(32.81)%	26.55%	47.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$255,694	$203,621	$109,905	$51,262	$52,753	$23,099
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.84%(5)	0.83%	0.85%	0.85%	0.84%	0.85%
Net expenses	0.73%(5)	0.73%(6)	0.73%(6)	0.73%(6)	0.73%	0.73%
Net investment income (loss)	0.13%(5)	0.22%	0.32%	0.21%	(0.05)%	0.16%
Portfolio Turnover	6%(3)	10%	21%	7%	8%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Nasdaq 100 Index Portfolio (the Fund) is a non-diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
9

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$559,796,605(1)	$ —	$ —	$559,796,605
Exchange-Traded Funds	16,273,380	—	—	16,273,380
Short-Term Investments:
Affiliated Fund	10,832,145	—	—	10,832,145
Securities Lending Collateral	665,015	—	—	665,015
U.S. Treasury Obligations	—	1,949,459	—	1,949,459
Total Investments	$587,567,145	$1,949,459	$ —	$589,516,604
Futures Contracts	$469,500	$ —	$ —	$469,500
Total	$588,036,645	$1,949,459	$ —	$589,986,104

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
10

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $778,349.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $7,253 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $281,627.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $311,339.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2025 amounted to $269,501 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $281 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
11

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2025, expenses incurred under the Servicing Plan amounted to $271,263, of which $31,005 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,269.
4  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $53,174,853 and $28,592,708, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$235,834,512
Gross unrealized appreciation	$358,144,937
Gross unrealized depreciation	(3,993,345)
Net unrealized appreciation	$354,151,592
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2025 is included in the Schedule of Investments. During the six months ended June 30, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$469,500(1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (443,395)	$ 882,130
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2025 was approximately $10,878,000.
12

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2025, the total value of securities on loan was $686,101 and the total value of collateral received was $717,507, comprised of cash of $665,015 and U.S. government and/or agencies securities of $52,492.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$665,015	$ —	$ —	$ —	$665,015
The carrying amount of the liability for deposits for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2025.
9  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $10,832,145, which represents 1.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,941,586	$63,230,700	$(59,340,141)	$ —	$ —	$10,832,145	$214,391	10,832,145
13

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 10,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	89,483	$14,546,041	148,933	$23,725,336
Reinvestment of distributions	—	—	125,970	20,322,773
Shares redeemed	(123,283)	(20,122,993)	(273,460)	(43,567,475)
Net increase (decrease)	(33,800)	$(5,576,952)	1,443	$480,634
Class F
Shares sold	395,996	$63,485,802	504,484	$80,512,618
Reinvestment of distributions	—	—	75,964	11,908,800
Shares redeemed	(191,136)	(29,884,379)	(114,462)	(18,419,081)
Net increase	204,860	$33,601,423	465,986	$74,002,337
At June 30, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 15.6% of the value of the outstanding shares of the Fund and separate accounts of three other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 57.6%.
14

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Variable Trust, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to Calvert Variable Trust, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	25,771,686	1,051,403
Von M. Hughes	25,723,354	1,099,735
Kim M. Keenan	25,828,306	994,783
Eddie Ramos	25,984,000	839,089
Carlton M. Waterhouse	25,510,893	1,312,196
Results are rounded to the nearest whole number.
15

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
16

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Nasdaq 100 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports.  With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.  With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024.  This performance data indicated that the Fund had underperformed the median of its peer universe for the one-year period ended December 31, 2024, while the Fund had outperformed the median of its peer universe for the three- and five-year periods ended December 31, 2024. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2024.  The Board took into account management’s discussion of Fund performance.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
17

CVT
Nasdaq 100 Index Portfolio
June 30, 2025
Board of Directors' Contract Approval

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
18

CVPNOI-NCSR 6.30.25

CVT
S&P 500® Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
CVT
S&P 500® Index Portfolio
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
S&P 500® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 95.0%

Security	Shares	Value
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.(1)	698	$ 577,902
Boeing Co.(1)	7,146	1,497,301
General Dynamics Corp.	2,378	693,568
General Electric Co.	10,065	2,590,630
Howmet Aerospace, Inc.	3,810	709,155
Huntington Ingalls Industries, Inc.	370	89,340
L3Harris Technologies, Inc.	1,765	442,733
Lockheed Martin Corp.	1,968	911,460
Northrop Grumman Corp.	1,277	638,475
RTX Corp.	12,610	1,841,312
Textron, Inc.	1,704	136,814
TransDigm Group, Inc.	534	812,022
		$10,940,712
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	1,152	$110,535
Expeditors International of Washington, Inc.	1,293	147,725
FedEx Corp.	2,081	473,032
United Parcel Service, Inc., Class B	6,968	703,350
		$1,434,642
Automobile Components — 0.0%†
Aptiv PLC(1)	2,055	$140,192
		$140,192
Automobiles — 1.8%
Ford Motor Co.	36,865	$399,985
General Motors Co.	9,075	446,581
Tesla, Inc.(1)	26,467	8,407,507
		$9,254,073
Banks — 3.4%
Bank of America Corp.	61,850	$2,926,742
Citigroup, Inc.	17,629	1,500,581
Citizens Financial Group, Inc.	4,093	183,162
Fifth Third Bancorp	6,300	259,119
Huntington Bancshares, Inc.	13,750	230,450
JPMorgan Chase & Co.	26,268	7,615,356
KeyCorp	9,401	163,765
M&T Bank Corp.	1,515	293,895
PNC Financial Services Group, Inc.	3,734	696,092
Regions Financial Corp.	8,485	199,567
Truist Financial Corp.	12,360	531,356
U.S. Bancorp	14,706	665,447
Wells Fargo & Co.	30,715	2,460,886
		$17,726,418
Security	Shares	Value
Beverages — 1.1%
Brown-Forman Corp., Class B	1,719	$ 46,258
Coca-Cola Co.	36,562	2,586,761
Constellation Brands, Inc., Class A	1,445	235,073
Keurig Dr. Pepper, Inc.	12,820	423,829
Molson Coors Beverage Co., Class B	1,617	77,762
Monster Beverage Corp.(1)	6,628	415,178
PepsiCo, Inc.	12,941	1,708,730
		$ 5,493,591
Biotechnology — 1.5%
AbbVie, Inc.	16,673	$3,094,842
Amgen, Inc.	5,075	1,416,991
Biogen, Inc.(1)	1,420	178,338
Gilead Sciences, Inc.	11,741	1,301,725
Incyte Corp.(1)	1,516	103,239
Moderna, Inc.(1)	3,212	88,619
Regeneron Pharmaceuticals, Inc.	980	514,500
Vertex Pharmaceuticals, Inc.(1)	2,424	1,079,165
		$7,777,419
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	89,301	$19,591,746
eBay, Inc.	4,351	323,976
		$19,915,722
Building Products — 0.5%
A.O. Smith Corp.	1,097	$71,930
Allegion PLC	812	117,025
Builders FirstSource, Inc.(1)	1,043	121,708
Carrier Global Corp.	7,525	550,755
Johnson Controls International PLC	6,211	656,006
Lennox International, Inc.	301	172,545
Masco Corp.	1,991	128,141
Trane Technologies PLC	2,105	920,748
		$2,738,858
Capital Markets — 3.2%
Ameriprise Financial, Inc.	899	$479,823
Bank of New York Mellon Corp.	6,753	615,266
Blackrock, Inc.	1,375	1,442,719
Blackstone, Inc.	6,887	1,030,157
Cboe Global Markets, Inc.	997	232,510
Charles Schwab Corp.	16,121	1,470,880
CME Group, Inc.	3,401	937,384
Coinbase Global, Inc., Class A(1)	1,995	699,228
FactSet Research Systems, Inc.	358	160,126
Franklin Resources, Inc.	3,133	74,722
Goldman Sachs Group, Inc.	2,896	2,049,644
Intercontinental Exchange, Inc.	5,414	993,307
Invesco Ltd.	4,224	66,613

1
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
KKR & Co., Inc.	6,431	$ 855,516
MarketAxess Holdings, Inc.	354	79,062
Moody's Corp.	1,460	732,321
Morgan Stanley(2)	11,660	1,642,428
MSCI, Inc.	740	426,788
Nasdaq, Inc.	3,902	348,917
Northern Trust Corp.	1,836	232,786
Raymond James Financial, Inc.	1,714	262,876
S&P Global, Inc.	2,963	1,562,360
State Street Corp.	2,692	286,267
T. Rowe Price Group, Inc.	2,121	204,677
		$16,886,377
Chemicals — 1.1%
Air Products and Chemicals, Inc.	2,120	$597,967
Albemarle Corp.(3)	1,194	74,828
CF Industries Holdings, Inc.	1,529	140,668
Corteva, Inc.	6,439	479,899
Dow, Inc.	6,850	181,388
DuPont de Nemours, Inc.	3,950	270,931
Eastman Chemical Co.	1,129	84,291
Ecolab, Inc.	2,401	646,925
International Flavors & Fragrances, Inc.	2,491	183,213
Linde PLC	4,443	2,084,567
LyondellBasell Industries NV, Class A	2,469	142,856
Mosaic Co.	3,114	113,599
PPG Industries, Inc.	2,143	243,766
Sherwin-Williams Co.	2,176	747,151
		$5,992,049
Commercial Services & Supplies — 0.5%
Cintas Corp.	3,240	$722,099
Copart, Inc.(1)	8,298	407,183
Republic Services, Inc.	1,934	476,944
Rollins, Inc.	2,751	155,211
Veralto Corp.	2,356	237,838
Waste Management, Inc.	3,480	796,294
		$2,795,569
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	9,721	$994,556
Cisco Systems, Inc.	37,550	2,605,219
F5, Inc.(1)	549	161,582
Juniper Networks, Inc.	3,226	128,814
Motorola Solutions, Inc.	1,575	662,224
		$4,552,395
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,399	$528,934
		$528,934
Security	Shares	Value
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	569	$ 312,358
Vulcan Materials Co.	1,247	325,243
		$ 637,601
Consumer Finance — 0.6%
American Express Co.	5,224	$ 1,666,351
Capital One Financial Corp.	6,037	1,284,432
Synchrony Financial	3,593	239,797
		$ 3,190,580
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	4,188	$4,145,869
Dollar General Corp.	2,076	237,453
Dollar Tree, Inc.(1)	1,865	184,709
Kroger Co.	5,782	414,743
Sysco Corp.	4,575	346,510
Target Corp.	4,289	423,110
Walgreens Boots Alliance, Inc.	7,018	80,567
Walmart, Inc.	40,780	3,987,468
		$9,820,429
Containers & Packaging — 0.2%
Amcor PLC	21,940	$201,629
Avery Dennison Corp.	738	129,497
Ball Corp.	2,618	146,844
International Paper Co.	4,983	233,354
Packaging Corp. of America	869	163,763
Smurfit WestRock PLC	4,710	203,236
		$1,078,323
Distributors — 0.1%
Genuine Parts Co.	1,310	$158,916
LKQ Corp.	2,437	90,193
Pool Corp.	355	103,476
		$352,585
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	67,917	$1,965,518
Verizon Communications, Inc.	39,794	1,721,886
		$3,687,404
Electric Utilities — 1.5%
Alliant Energy Corp.	2,425	$146,640
American Electric Power Co., Inc.	5,080	527,101
Constellation Energy Corp.	2,958	954,724
Duke Energy Corp.	7,336	865,648
Edison International	3,632	187,411
Entergy Corp.	4,178	347,275
Evergy, Inc.	2,172	149,716
Eversource Energy	3,468	220,634

2
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	9,529	$ 413,749
FirstEnergy Corp.	4,887	196,751
NextEra Energy, Inc.	19,431	1,348,900
NRG Energy, Inc.	1,845	296,270
PG&E Corp.	20,899	291,332
Pinnacle West Capital Corp.	1,093	97,791
PPL Corp.	7,034	238,382
Southern Co.	10,439	958,614
Xcel Energy, Inc.	5,471	372,575
		$7,613,513
Electrical Equipment — 0.9%
AMETEK, Inc.	2,179	$394,312
Eaton Corp. PLC	3,693	1,318,364
Emerson Electric Co.	5,309	707,849
GE Vernova, Inc.	2,576	1,363,090
Generac Holdings, Inc.(1)	558	79,911
Hubbell, Inc.	511	208,698
Rockwell Automation, Inc.	1,064	353,429
		$4,425,653
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,417	$1,127,429
CDW Corp.	1,243	221,987
Corning, Inc.	7,276	382,645
Jabil, Inc.	1,013	220,935
Keysight Technologies, Inc.(1)	1,631	267,256
Ralliant Corp.(1)	1,069	51,852
TE Connectivity PLC	2,799	472,107
Teledyne Technologies, Inc.(1)	444	227,466
Trimble, Inc.(1)	2,252	171,107
Zebra Technologies Corp., Class A(1)	480	148,013
		$3,290,797
Energy Equipment & Services — 0.2%
Baker Hughes Co.	9,351	$358,517
Halliburton Co.	8,115	165,384
Schlumberger NV	12,838	433,924
		$957,825
Entertainment — 1.7%
Electronic Arts, Inc.	2,154	$343,994
Live Nation Entertainment, Inc.(1)	1,488	225,105
Netflix, Inc.(1)	4,017	5,379,285
Take-Two Interactive Software, Inc.(1)	1,591	386,374
TKO Group Holdings, Inc.	634	115,356
Walt Disney Co.	16,968	2,104,202
Warner Bros. Discovery, Inc.(1)	21,268	243,731
		$8,798,047
Security	Shares	Value
Financial Services — 4.1%
Apollo Global Management, Inc.	4,259	$ 604,224
Berkshire Hathaway, Inc., Class B(1)	17,321	8,414,022
Corpay, Inc.(1)	664	220,329
Fidelity National Information Services, Inc.	4,959	403,712
Fiserv, Inc.(1)	5,233	902,222
Global Payments, Inc.	2,359	188,814
Jack Henry & Associates, Inc.	695	125,218
Mastercard, Inc., Class A	7,656	4,302,213
PayPal Holdings, Inc.(1)	9,179	682,183
Visa, Inc., Class A	16,174	5,742,579
		$21,585,516
Food Products — 0.5%
Archer-Daniels-Midland Co.	4,559	$240,624
Bunge Global SA	1,272	102,116
Campbell's Co.	1,914	58,664
Conagra Brands, Inc.	4,650	95,186
General Mills, Inc.	5,169	267,806
Hershey Co.	1,397	231,832
Hormel Foods Corp.	2,943	89,026
J.M. Smucker Co.	1,037	101,833
Kellanova	2,538	201,847
Kraft Heinz Co.	8,311	214,590
Lamb Weston Holdings, Inc.	1,332	69,064
McCormick & Co., Inc.	2,406	182,423
Mondelez International, Inc., Class A	12,221	824,184
Tyson Foods, Inc., Class A	2,702	151,150
		$2,830,345
Gas Utilities — 0.0%†
Atmos Energy Corp.(3)	1,499	$231,011
		$231,011
Ground Transportation — 0.9%
CSX Corp.	17,731	$578,563
J.B. Hunt Transport Services, Inc.	740	106,264
Norfolk Southern Corp.	2,128	544,704
Old Dominion Freight Line, Inc.	1,790	290,517
Uber Technologies, Inc.(1)	19,738	1,841,555
Union Pacific Corp.	5,639	1,297,421
		$4,659,024
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	16,422	$2,233,556
Align Technology, Inc.(1)	643	121,739
Baxter International, Inc.	4,844	146,677
Becton Dickinson & Co.	2,736	471,276
Boston Scientific Corp.(1)	13,964	1,499,873
Cooper Cos., Inc.(1)	1,888	134,350
DexCom, Inc.(1)	3,701	323,060

3
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(1)	5,537	$ 433,049
GE HealthCare Technologies, Inc.	4,322	320,131
Hologic, Inc.(1)	2,138	139,312
IDEXX Laboratories, Inc.(1)	759	407,082
Insulet Corp.(1)	668	209,872
Intuitive Surgical, Inc.(1)	3,383	1,838,356
Medtronic PLC	12,106	1,055,280
ResMed, Inc.	1,384	357,072
Solventum Corp.(1)	1,351	102,460
STERIS PLC	927	222,684
Stryker Corp.	3,246	1,284,215
Zimmer Biomet Holdings, Inc.	1,867	170,289
		$11,470,333
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	2,253	$378,504
Cencora, Inc.	1,644	492,953
Centene Corp.(1)	4,725	256,473
Cigna Group	2,521	833,392
CVS Health Corp.	12,012	828,588
DaVita, Inc.(1)	392	55,840
Elevance Health, Inc.	2,133	829,652
HCA Healthcare, Inc.	1,635	626,369
Henry Schein, Inc.(1)	1,149	83,934
Humana, Inc.	1,139	278,463
Labcorp Holdings, Inc.	790	207,383
McKesson Corp.	1,181	865,413
Molina Healthcare, Inc.(1)	512	152,525
Quest Diagnostics, Inc.	1,054	189,330
UnitedHealth Group, Inc.	8,562	2,671,087
Universal Health Services, Inc., Class B	540	97,821
		$8,847,727
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,453	$105,531
Healthpeak Properties, Inc.	6,557	114,813
Ventas, Inc.	4,260	269,019
Welltower, Inc.	5,846	898,706
		$1,388,069
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	6,811	$104,617
		$104,617
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(1)	4,074	$539,153
Booking Holdings, Inc.	307	1,777,297
Caesars Entertainment, Inc.(1)	2,077	58,966
Carnival Corp.(1)	9,910	278,669
Chipotle Mexican Grill, Inc.(1)	12,717	714,060
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	1,105	$ 240,857
Domino's Pizza, Inc.	336	151,402
DoorDash, Inc., Class A(1)	3,232	796,720
Expedia Group, Inc.	1,148	193,645
Hilton Worldwide Holdings, Inc.	2,244	597,667
Las Vegas Sands Corp.	3,274	142,452
Marriott International, Inc., Class A	2,146	586,309
McDonald's Corp.	6,749	1,971,855
MGM Resorts International(1)	1,952	67,129
Norwegian Cruise Line Holdings Ltd.(1)	4,217	85,521
Royal Caribbean Cruises Ltd.	2,358	738,384
Starbucks Corp.	10,726	982,823
Wynn Resorts Ltd.	853	79,900
Yum! Brands, Inc.	2,624	388,824
		$10,391,633
Household Durables — 0.3%
D.R. Horton, Inc.	2,609	$336,352
Garmin Ltd.	1,454	303,479
Lennar Corp., Class A	2,225	246,107
Mohawk Industries, Inc.(1)	490	51,372
NVR, Inc.(1)	28	206,799
PulteGroup, Inc.	1,892	199,530
		$1,343,639
Household Products — 1.0%
Church & Dwight Co., Inc.	2,343	$225,186
Clorox Co.	1,206	144,804
Colgate-Palmolive Co.	7,649	695,294
Kimberly-Clark Corp.	3,160	407,387
Procter & Gamble Co.	22,130	3,525,752
		$4,998,423
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,720	$70,694
Vistra Corp.	3,203	620,774
		$691,468
Industrial Conglomerates — 0.4%
3M Co.	5,080	$773,379
Honeywell International, Inc.	6,066	1,412,650
		$2,186,029
Industrial REITs — 0.2%
Prologis, Inc.	8,758	$920,641
		$920,641
Insurance — 2.0%
Aflac, Inc.	4,593	$484,378
Allstate Corp.	2,525	508,308

4
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
American International Group, Inc.	5,440	$ 465,610
Aon PLC, Class A	2,038	727,077
Arch Capital Group Ltd.	3,523	320,769
Arthur J. Gallagher & Co.	2,417	773,730
Assurant, Inc.	500	98,745
Brown & Brown, Inc.	2,645	293,251
Chubb Ltd.	3,518	1,019,235
Cincinnati Financial Corp.	1,475	219,657
Erie Indemnity Co., Class A	235	81,496
Everest Group Ltd.	401	136,280
Globe Life, Inc.	818	101,669
Hartford Insurance Group, Inc.	2,682	340,265
Loews Corp.	1,683	154,264
Marsh & McLennan Cos., Inc.	4,651	1,016,895
MetLife, Inc.	5,322	427,995
Principal Financial Group, Inc.	2,005	159,257
Progressive Corp.	5,533	1,476,536
Prudential Financial, Inc.	3,341	358,957
Travelers Cos., Inc.	2,160	577,886
W.R. Berkley Corp.	2,861	210,198
Willis Towers Watson PLC	936	286,884
		$10,239,342
Interactive Media & Services — 6.3%
Alphabet, Inc., Class A	54,979	$9,688,949
Alphabet, Inc., Class C	44,358	7,868,666
Match Group, Inc.	2,315	71,510
Meta Platforms, Inc., Class A	20,516	15,142,655
		$32,771,780
IT Services — 1.1%
Accenture PLC, Class A	5,909	$1,766,141
Akamai Technologies, Inc.(1)	1,380	110,069
Cognizant Technology Solutions Corp., Class A	4,653	363,073
EPAM Systems, Inc.(1)	535	94,599
Gartner, Inc.(1)	726	293,464
GoDaddy, Inc., Class A(1)	1,368	246,322
International Business Machines Corp.	8,772	2,585,810
VeriSign, Inc.	762	220,066
		$5,679,544
Leisure Products — 0.0%†
Hasbro, Inc.	1,327	$97,959
		$97,959
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	2,691	$317,565
Bio-Techne Corp.	1,596	82,114
Charles River Laboratories International, Inc.(1)	464	70,403
Danaher Corp.	6,012	1,187,611
Security	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.(1)	1,551	$ 244,422
Mettler-Toledo International, Inc.(1)	196	230,245
Revvity, Inc.	1,113	107,649
Thermo Fisher Scientific, Inc.	3,563	1,444,654
Waters Corp.(1)	566	197,557
West Pharmaceutical Services, Inc.	678	148,346
		$ 4,030,566
Machinery — 1.5%
Caterpillar, Inc.	4,439	$1,723,264
Cummins, Inc.	1,300	425,750
Deere & Co.	2,382	1,211,223
Dover Corp.	1,294	237,100
Fortive Corp.	3,208	167,233
IDEX Corp.	713	125,181
Illinois Tool Works, Inc.	2,517	622,328
Ingersoll Rand, Inc.	3,808	316,749
Nordson Corp.	517	110,829
Otis Worldwide Corp.	3,778	374,098
PACCAR, Inc.	4,996	474,920
Parker-Hannifin Corp.	1,206	842,355
Pentair PLC	1,610	165,283
Snap-on, Inc.	512	159,324
Stanley Black & Decker, Inc.	1,460	98,915
Westinghouse Air Brake Technologies Corp.	1,615	338,100
Xylem, Inc.	2,297	297,140
		$7,689,792
Media — 0.4%
Charter Communications, Inc., Class A(1)	901	$368,338
Comcast Corp., Class A	35,152	1,254,575
Fox Corp., Class A	2,020	113,201
Fox Corp., Class B	1,266	65,364
Interpublic Group of Cos., Inc.	3,490	85,435
News Corp., Class A	3,560	105,803
News Corp., Class B	1,052	36,094
Omnicom Group, Inc.	1,842	132,513
Paramount Global, Class B	5,361	69,157
		$2,230,480
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	13,691	$593,505
Newmont Corp.	10,505	612,021
Nucor Corp.	2,178	282,138
Steel Dynamics, Inc.	1,349	172,686
		$1,660,350
Multi-Utilities — 0.6%
Ameren Corp.	2,571	$246,919
CenterPoint Energy, Inc.	6,209	228,119

5
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	2,847	$ 197,240
Consolidated Edison, Inc.	3,375	338,681
Dominion Energy, Inc.	8,049	454,930
DTE Energy Co.	1,959	259,489
NiSource, Inc.	4,477	180,602
Public Service Enterprise Group, Inc.	4,710	396,488
Sempra	6,172	467,652
WEC Energy Group, Inc.	3,012	313,850
		$3,083,970
Office REITs — 0.0%†
BXP, Inc.	1,375	$92,771
		$92,771
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	3,406	$62,296
Chevron Corp.	15,330	2,195,102
ConocoPhillips	11,916	1,069,342
Coterra Energy, Inc.	7,177	182,152
Devon Energy Corp.	6,061	192,800
Diamondback Energy, Inc.	1,765	242,511
EOG Resources, Inc.	5,152	616,231
EQT Corp.	5,650	329,508
Expand Energy Corp.	2,004	234,348
Exxon Mobil Corp.	40,736	4,391,341
Hess Corp.	2,617	362,559
Kinder Morgan, Inc.	18,417	541,460
Marathon Petroleum Corp.	2,900	481,719
Occidental Petroleum Corp.(3)	6,605	277,476
ONEOK, Inc.	5,911	482,515
Phillips 66	3,846	458,828
Targa Resources Corp.	2,048	356,516
Texas Pacific Land Corp.	179	189,094
Valero Energy Corp.	2,956	397,345
Williams Cos., Inc.	11,614	729,475
		$13,792,618
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	6,247	$307,227
Southwest Airlines Co.(3)	5,379	174,495
United Airlines Holdings, Inc.(1)	3,083	245,499
		$727,221
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,275	$183,820
Kenvue, Inc.	18,122	379,293
		$563,113
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	19,334	$894,971
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	7,434	$ 5,795,026
Johnson & Johnson	22,710	3,468,952
Merck & Co., Inc.	23,701	1,876,171
Pfizer, Inc.	53,663	1,300,791
Viatris, Inc.	11,078	98,927
Zoetis, Inc.	4,202	655,302
		$ 14,090,140
Professional Services — 0.6%
Automatic Data Processing, Inc.	3,831	$1,181,480
Broadridge Financial Solutions, Inc.	1,115	270,979
Dayforce, Inc.(1)	1,601	88,679
Equifax, Inc.	1,172	303,982
Jacobs Solutions, Inc.	1,134	149,064
Leidos Holdings, Inc.	1,250	197,200
Paychex, Inc.	3,026	440,162
Paycom Software, Inc.	453	104,824
Verisk Analytics, Inc.	1,320	411,180
		$3,147,550
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,816	$394,578
CoStar Group, Inc.(1)	3,994	321,118
		$715,696
Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,342	$273,097
Camden Property Trust	1,039	117,085
Equity Residential	3,256	219,748
Essex Property Trust, Inc.	612	173,441
Invitation Homes, Inc.	5,428	178,038
Mid-America Apartment Communities, Inc.	1,114	164,883
UDR, Inc.	2,846	116,202
		$1,242,494
Retail REITs — 0.2%
Federal Realty Investment Trust	733	$69,628
Kimco Realty Corp.	6,385	134,213
Realty Income Corp.	8,528	491,298
Regency Centers Corp.	1,555	110,762
Simon Property Group, Inc.	2,896	465,561
		$1,271,462
Semiconductors & Semiconductor Equipment — 12.1%
Advanced Micro Devices, Inc.(1)	15,304	$2,171,638
Analog Devices, Inc.	4,681	1,114,172
Applied Materials, Inc.	7,668	1,403,781
Broadcom, Inc.	44,436	12,248,783
Enphase Energy, Inc.(1)	1,372	54,400
First Solar, Inc.(1)	1,043	172,658

6
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	41,252	$ 924,045
KLA Corp.	1,248	1,117,883
Lam Research Corp.	12,073	1,175,186
Microchip Technology, Inc.	5,076	357,198
Micron Technology, Inc.	10,548	1,300,041
Monolithic Power Systems, Inc.	456	333,509
NVIDIA Corp.	230,482	36,413,851
NXP Semiconductors NV	2,385	521,099
ON Semiconductor Corp.(1)	3,944	206,705
QUALCOMM, Inc.	10,356	1,649,297
Skyworks Solutions, Inc.	1,417	105,595
Teradyne, Inc.	1,514	136,139
Texas Instruments, Inc.	8,575	1,780,341
		$63,186,321
Software — 10.9%
Adobe, Inc.(1)	4,023	$1,556,418
ANSYS, Inc.(1)	830	291,513
Autodesk, Inc.(1)	2,019	625,022
Cadence Design Systems, Inc.(1)	2,577	794,102
CrowdStrike Holdings, Inc., Class A(1)	2,347	1,195,351
Fair Isaac Corp.(1)	230	420,431
Fortinet, Inc.(1)	5,996	633,897
Gen Digital, Inc.	5,284	155,350
Intuit, Inc.	2,639	2,078,555
Microsoft Corp.	70,242	34,939,073
Oracle Corp.	15,352	3,356,408
Palantir Technologies, Inc., Class A(1)	20,077	2,736,897
Palo Alto Networks, Inc.(1)	6,249	1,278,795
PTC, Inc.(1)	1,146	197,502
Roper Technologies, Inc.	1,022	579,310
Salesforce, Inc.	9,056	2,469,481
ServiceNow, Inc.(1)	1,954	2,008,868
Synopsys, Inc.(1)	1,459	748,000
Tyler Technologies, Inc.(1)	417	247,214
Workday, Inc., Class A(1)	2,045	490,800
		$56,802,987
Specialized REITs — 0.8%
American Tower Corp.	4,419	$976,687
Crown Castle, Inc.	4,110	422,220
Digital Realty Trust, Inc.	2,988	520,898
Equinix, Inc.	927	737,401
Extra Space Storage, Inc.	2,003	295,322
Iron Mountain, Inc.	2,785	285,658
Public Storage	1,490	437,196
SBA Communications Corp.	1,024	240,476
VICI Properties, Inc.	10,043	327,402
Weyerhaeuser Co.	6,913	177,595
		$4,420,855
Security	Shares	Value
Specialty Retail — 1.6%
AutoZone, Inc.(1)	158	$ 586,532
Best Buy Co., Inc.	1,904	127,816
CarMax, Inc.(1)	1,438	96,648
Home Depot, Inc.	9,381	3,439,450
Lowe's Cos., Inc.	5,283	1,172,139
O'Reilly Automotive, Inc.(1)	8,069	727,259
Ross Stores, Inc.	3,143	400,984
TJX Cos., Inc.	10,538	1,301,338
Tractor Supply Co.	5,004	264,061
Ulta Beauty, Inc.(1)	426	199,291
Williams-Sonoma, Inc.	1,173	191,633
		$8,507,151
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	141,164	$28,962,618
Dell Technologies, Inc., Class C	2,828	346,713
Hewlett Packard Enterprise Co.	12,704	259,797
HP, Inc.	8,935	218,550
NetApp, Inc.	1,937	206,387
Seagate Technology Holdings PLC	2,003	289,093
Super Micro Computer, Inc.(1)(3)	4,907	240,492
Western Digital Corp.	3,307	211,615
		$30,735,265
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	1,480	$152,543
lululemon Athletica, Inc.(1)	1,067	253,498
NIKE, Inc., Class B	11,120	789,965
Ralph Lauren Corp.	392	107,518
Tapestry, Inc.	1,972	173,161
		$1,476,685
Tobacco — 0.7%
Altria Group, Inc.	15,899	$932,158
Philip Morris International, Inc.	14,692	2,675,854
		$3,608,012
Trading Companies & Distributors — 0.3%
Fastenal Co.	10,829	$454,818
United Rentals, Inc.	614	462,588
W.W. Grainger, Inc.	413	429,619
		$1,347,025
Water Utilities — 0.1%
American Water Works Co., Inc.	1,857	$258,327
		$258,327

7
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	4,501	$ 1,072,408
		$ 1,072,408
Total Common Stocks (identified cost $111,445,127)		$496,220,067

Exchange-Traded Funds — 2.4%

Security	Shares	Value
Equity Funds — 2.4%
SPDR S&P 500 ETF Trust	20,500	$ 12,665,925
Total Exchange-Traded Funds (identified cost $11,158,960)		$ 12,665,925

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(4)(5)	544	$ 555
Total Rights (identified cost $555)		$ 555

Short-Term Investments — 2.6%
Affiliated Fund — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(6)	11,660,237	$ 11,660,237
Total Affiliated Fund (identified cost $11,660,237)		$ 11,660,237
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(7)	78,308	$ 78,308
Total Securities Lending Collateral (identified cost $78,308)		$ 78,308

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(8)	$2,000	$ 1,949,459
Total U.S. Treasury Obligations (identified cost $1,948,481)		$ 1,949,459
Total Short-Term Investments (identified cost $13,687,026)		$ 13,688,004
Total Investments — 100.0% (identified cost $136,291,668)		$522,574,551

Other Assets, Less Liabilities — (0.0)%†	$ (69,569)
Net Assets — 100.0%	$522,504,982

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 9).
(3)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $844,282.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of June 30, 2025.
(6)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

8
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	45	Long	9/19/25	$14,070,938	$459,518
					$459,518
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$555
		$555
9
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $124,408,942) - including $844,282 of securities on loan	$509,271,886
Investments in securities of affiliated issuers, at value (identified cost $11,882,726)	13,302,665
Receivable for variation margin on open futures contracts	67,480
Receivable for capital shares sold	199,998
Dividends receivable	289,665
Dividends receivable - affiliated	19,876
Securities lending income receivable	495
Receivable from affiliate	63,905
Directors' deferred compensation plan	102,604
Total assets	$523,318,574
Liabilities
Due to custodian	$1,428
Payable for capital shares redeemed	344,694
Deposits for securities loaned	78,308
Payable to affiliates:
Investment advisory fee	74,692
Administrative fee	50,194
Sub-transfer agency fee	173
Directors' deferred compensation plan	102,604
Accrued expenses	161,499
Total liabilities	$813,592
Net Assets	$522,504,982
Sources of Net Assets
Paid-in capital	$68,659,698
Distributable earnings	453,845,284
Net Assets	$522,504,982

Net Assets	$522,504,982
Shares Outstanding	2,443,244
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$213.86
10
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $739)	$3,256,450
Dividend income - affiliated issuers	186,600
Interest income	23,889
Securities lending income, net	1,359
Total investment income	$3,468,298
Expenses
Investment advisory fee	$446,451
Administrative fee	297,634
Directors' fees and expenses	12,067
Custodian fees	4,071
Transfer agency fees and expenses	188,163
Accounting fees	60,644
Professional fees	30,363
Reports to shareholders	3,156
Miscellaneous	46,460
Total expenses	$1,089,009
Waiver and/or reimbursement of expenses by affiliates	$(400,118)
Net expenses	$688,891
Net investment income	$2,779,407
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$12,690,023
Investment securities - affiliated issuers	41,634
Futures contracts	(378,645)
Net realized gain	$12,353,012
Change in unrealized appreciation (depreciation):
Investment securities	$13,566,377
Investment securities - affiliated issuers	134,131
Futures contracts	716,153
Net change in unrealized appreciation (depreciation)	$14,416,661
Net realized and unrealized gain	$26,769,673
Net increase in net assets from operations	$29,549,080
11
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,779,407	$5,853,225
Net realized gain	12,353,012	48,666,042
Net change in unrealized appreciation (depreciation)	14,416,661	54,669,647
Net increase in net assets from operations	$29,549,080	$109,188,914
Distributions to shareholders	$ —	$(33,555,052)
Net decrease in net assets from capital share transactions	$(23,989,468)	$(23,828,379)
Net increase in net assets	$5,559,612	$51,805,483
Net Assets
At beginning of period	$516,945,370	$465,139,887
At end of period	$522,504,982	$516,945,370
12
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Financial Highlights

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$201.72	$172.99	$146.75	$200.13	$165.98	$147.79
Income (Loss) From Operations
Net investment income(1)	$1.11	$2.27	$2.28	$2.28	$2.08	$2.31
Net realized and unrealized gain (loss)	11.03	40.10	34.75	(40.18)	43.96	23.51
Total income (loss) from operations	$12.14	$42.37	$37.03	$(37.90)	$46.04	$25.82
Less Distributions
From net investment income	$ —	$(2.48)	$(2.30)	$(2.16)	$(2.56)	$(2.57)
From net realized gain	—	(11.16)	(8.49)	(13.32)	(9.33)	(5.06)
Total distributions	$ —	$(13.64)	$(10.79)	$(15.48)	$(11.89)	$(7.63)
Net asset value — End of period	$213.86	$201.72	$172.99	$146.75	$200.13	$165.98
Total Return(2)	6.02%(3)	24.63%	25.92%	(18.34)%	28.42%	18.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$522,505	$516,945	$465,140	$413,450	$548,731	$480,052
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.44%(5)	0.43%	0.44%	0.43%	0.43%	0.43%
Net expenses	0.28%(5)(6)	0.28%(6)	0.28%(6)	0.28%(6)	0.28%	0.28%
Net investment income	1.12%(5)	1.17%	1.41%	1.35%	1.11%	1.58%
Portfolio Turnover	1%(3)	5%	6%	6%	6%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT S&P 500® Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
14

CVT
S&P 500® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$496,220,067(2)	$ —	$ —	$496,220,067
Exchange-Traded Funds	12,665,925	—	—	12,665,925
Rights	—	—	555	555
Short-Term Investments:
Affiliated Fund	11,660,237	—	—	11,660,237
Securities Lending Collateral	78,308	—	—	78,308
U.S. Treasury Obligations	—	1,949,459	—	1,949,459
Total Investments	$520,624,537	$1,949,459	$555	$522,574,551
Futures Contracts	$459,518	$ —	$ —	$459,518
Total	$521,084,055	$1,949,459	$555	$523,034,069

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
15

CVT
S&P 500® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.18% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $446,451.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $5,657 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.28% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $394,461.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $297,634.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $241 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
16

CVT
S&P 500® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2025, expenses incurred under the Servicing Plan amounted to $187,590, of which $159,264 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $26,921.
4  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $4,203,092 and $24,595,455, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$138,462,525
Gross unrealized appreciation	$389,812,397
Gross unrealized depreciation	(5,240,853)
Net unrealized appreciation	$384,571,544
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2025 is included in the Schedule of Investments. During the six months ended June 30, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$459,518(1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (378,645)	$ 716,153
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2025 was approximately $10,627,000.
17

CVT
S&P 500® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2025, the total value of securities on loan was $844,282 and the total value of collateral received was $864,063, comprised of cash of $78,308 and U.S. government and/or agencies securities of $785,755.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$78,308	$ —	$ —	$ —	$78,308
The carrying amount of the liability for deposits for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit during the six months ended June 30, 2025.
18

CVT
S&P 500® Index Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $13,302,665, which represents 2.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 1,519,578	$ —	$ (52,915)	$41,634	$134,131	$ 1,642,428	$ 22,085	11,660
Short-Term Investments
Liquidity Fund	13,356,034	27,299,180	(28,994,977)	—	—	11,660,237	164,515	11,660,237
Total				$41,634	$134,131	$13,302,665	$186,600
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 30,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	48,670	$9,665,606	85,392	$16,509,224
Reinvestment of distributions	—	—	169,307	33,555,052
Shares redeemed	(168,141)	(33,655,074)	(380,748)	(73,892,655)
Net decrease	(119,471)	$(23,989,468)	(126,049)	$(23,828,379)
At June 30, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 88.4% of the value of the outstanding shares of the Fund.
19

CVT
S&P 500® Index Portfolio
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Variable Trust, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below. The other Directors named herein continue to serve as Directors. The results of the vote with respect to Calvert Variable Trust, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	25,771,686	1,051,403
Von M. Hughes	25,723,354	1,099,735
Kim M. Keenan	25,828,306	994,783
Eddie Ramos	25,984,000	839,089
Carlton M. Waterhouse	25,510,893	1,312,196
Results are rounded to the nearest whole number.
20

CVT
S&P 500® Index Portfolio
June 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
21

CVT
S&P 500® Index Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT S&P 500 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
22

CVT
S&P 500® Index Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
23

This Page Intentionally Left Blank

CVPSPF-NCSR 6.30.25

CVT
Volatility Managed Moderate Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
CVT
Volatility Managed Moderate Portfolio
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 95.2%

Security	Shares	Value
Equity Funds — 48.2%
iShares Core S&P Mid-Cap ETF	29,000	$ 1,798,580
iShares Russell 2000 ETF	9,000	1,942,110
iShares S&P 500 Growth ETF	39,000	4,293,900
iShares S&P 500 Value ETF	16,000	3,126,720
Vanguard FTSE Developed Markets ETF(1)	90,000	5,130,900
Vanguard FTSE Emerging Markets ETF	20,000	989,200
Vanguard Real Estate ETF(1)	14,000	1,246,840
Vanguard S&P 500 ETF	19,000	10,792,569
		$29,320,819
Fixed-Income Funds — 47.0%
iShares Core U.S. Aggregate Bond ETF	138,500	$13,739,200
iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	11,000	1,205,710
Vanguard Total Bond Market ETF	186,000	13,695,180
		$28,640,090
Total Exchange-Traded Funds (identified cost $44,301,088)		$57,960,909

Short-Term Investments — 6.0%
Affiliated Fund — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	2,468,431	$ 2,468,431
Total Affiliated Fund (identified cost $2,468,431)		$ 2,468,431
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(3)	1,211,513	$ 1,211,513
Total Securities Lending Collateral (identified cost $1,211,513)		$ 1,211,513
Total Short-Term Investments (identified cost $3,679,944)		$ 3,679,944
Total Investments — 101.2% (identified cost $47,981,032)		$61,640,853
Other Assets, Less Liabilities — (1.2)%		$ (735,102)
Net Assets — 100.0%		$60,905,751

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $7,507,616.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2025.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(13)	Short	9/19/25	$(4,064,938)	$(98,586)
E-mini S&P MidCap 400 Index	(4)	Short	9/19/25	(1,250,200)	(38,109)
MSCI EAFE Index	(19)	Short	9/19/25	(2,547,615)	(15,001)
					$(151,696)
2
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $45,512,601) - including $7,507,616 of securities on loan	$59,172,422
Investments in securities of affiliated issuers, at value (identified cost $2,468,431)	2,468,431
Deposits at broker for futures contracts	440,000
Receivable for capital shares sold	89,405
Dividends receivable	33,149
Dividends receivable - affiliated	8,874
Securities lending income receivable	916
Receivable from affiliates	10,853
Directors' deferred compensation plan	24,796
Total assets	$62,248,846
Liabilities
Payable for variation margin on open futures contracts	$20,539
Payable for capital shares redeemed	140
Deposits for securities loaned	1,211,513
Payable to affiliates:
Investment advisory fee	19,457
Administrative fee	5,928
Distribution fees	12,351
Sub-transfer agency fee	52
Directors' deferred compensation plan	24,796
Accrued expenses	48,319
Total liabilities	$1,343,095
Net Assets	$60,905,751
Sources of Net Assets
Paid-in capital	$45,328,239
Distributable earnings	15,577,512
Net Assets	$60,905,751
Class F Shares
Net Assets	$60,905,751
Shares Outstanding	3,436,588
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.72
3
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income	$715,222
Dividend income - affiliated issuers	41,829
Securities lending income, net	8,030
Total investment income	$765,081
Expenses
Investment advisory fee	$123,975
Administrative fee	37,192
Distribution fees	77,484
Directors' fees and expenses	1,479
Custodian fees	946
Transfer agency fees and expenses	22,396
Accounting fees	8,869
Professional fees	24,654
Reports to shareholders	197
Miscellaneous	6,824
Total expenses	$304,016
Waiver and/or reimbursement of expenses by affiliates	$(54,398)
Net expenses	$249,618
Net investment income	$515,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$1,973,643
Futures contracts	(2,801,613)
Net realized loss	$(827,970)
Change in unrealized appreciation (depreciation):
Investment securities	$885,526
Futures contracts	(154,276)
Net change in unrealized appreciation (depreciation)	$731,250
Net realized and unrealized loss	$(96,720)
Net increase in net assets from operations	$418,743
4
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$515,463	$1,482,248
Net realized gain (loss)	(827,970)	3,487,078
Net change in unrealized appreciation (depreciation)	731,250	604,142
Net increase in net assets from operations	$418,743	$5,573,468
Distributions to shareholders	$ —	$(5,549,520)
Net decrease in net assets from capital share transactions	$(5,602,184)	$(12,933,398)
Net decrease in net assets	$(5,183,441)	$(12,909,450)
Net Assets
At beginning of period	$66,089,192	$78,998,642
At end of period	$60,905,751	$66,089,192
5
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Financial Highlights

	Class F
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$17.60	$17.73	$17.03	$20.80	$19.10	$18.86
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.37	$0.34	$0.23	$0.17	$0.20
Net realized and unrealized gain (loss)	(0.02)	1.01	1.60	(3.20)	1.74	0.77
Total income (loss) from operations	$0.12	$1.38	$1.94	$(2.97)	$1.91	$0.97
Less Distributions
From net investment income	$ —	$(0.42)	$(0.26)	$(0.21)	$(0.21)	$(0.32)
From net realized gain	—	(1.09)	(0.98)	(0.59)	—	(0.41)
Total distributions	$ —	$(1.51)	$(1.24)	$(0.80)	$(0.21)	$(0.73)
Net asset value — End of period	$17.72	$17.60	$17.73	$17.03	$20.80	$19.10
Total Return(2)	0.68%(3)	7.70%	11.92%	(14.17)%	10.06%	5.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,906	$66,089	$78,999	$81,312	$110,534	$109,206
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.98%(6)	0.94%	0.94%	0.94%	0.91%	0.93%
Net expenses	0.81%(6)(7)	0.80%(7)	0.80%(7)	0.81%(7)	0.81%	0.83%
Net investment income	1.66%(6)	2.03%	1.93%	1.26%	0.86%	1.10%
Portfolio Turnover	6%(3)	6%	9%	17%	7%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Volatility Managed Moderate Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$57,960,909	$ —	$ —	$57,960,909
Short-Term Investments:
Affiliated Fund	2,468,431	—	—	2,468,431
Securities Lending Collateral	1,211,513	—	—	1,211,513
Total Investments	$61,640,853	$ —	$ —	$61,640,853
7

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(151,696)	$ —	$ —	$(151,696)
Total	$(151,696)	$ —	$ —	$(151,696)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $123,975.
8

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $1,430 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $52,968.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $37,192.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2025 amounted to $77,484 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $19 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2025, expenses incurred under the Servicing Plan amounted to $22,358, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $3,684.
4  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $3,510,856 and $13,305,390, respectively.
9

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$50,852,295
Gross unrealized appreciation	$13,617,998
Gross unrealized depreciation	(2,981,136)
Net unrealized appreciation	$10,636,862
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2025 is included in the Schedule of Investments. During the six months ended June 30, 2025, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(151,696)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (2,801,613)	$ (154,276)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2025 was approximately $450,000 and $4,793,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
10

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

At June 30, 2025, the total value of securities on loan was $7,507,616 and the total value of collateral received was $7,630,743, comprised of cash of $1,211,513 and U.S. government and/or agencies securities of $6,419,230.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$1,211,513	$ —	$ —	$ —	$1,211,513
The carrying amount of the liability for deposits for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2025.
9  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,468,431, which represents 4.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,259,001	$9,065,180	$(7,855,750)	$ —	$ —	$2,468,431	$41,829	2,468,431
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
11

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares sold	57,171	$998,572	29,575	$540,944
Reinvestment of distributions	—	—	311,421	5,549,520
Shares redeemed	(375,191)	(6,600,756)	(1,041,745)	(19,023,862)
Net decrease	(318,020)	$(5,602,184)	(700,749)	$(12,933,398)
At June 30, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
12

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Variable Trust, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to Calvert Variable Trust, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	25,771,686	1,051,403
Von M. Hughes	25,723,354	1,099,735
Kim M. Keenan	25,828,306	994,783
Eddie Ramos	25,984,000	839,089
Carlton M. Waterhouse	25,510,893	1,312,196
Results are rounded to the nearest whole number.
13

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
14

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Volatility Managed Moderate Portfolio (the “Fund”), and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Advisers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and five-year periods ended December 31, 2024, while the Fund had outperformed the median of its peer universe for the three-year period ended December 31, 2024. The performance data also indicated that the Fund had underperformed its benchmark index and its blended benchmark for the one-, three- and five-year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
15

CVT
Volatility Managed Moderate Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
16

CVPVMM-NCSR 6.30.25

CVT
Volatility Managed Moderate Growth Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
CVT
Volatility Managed Moderate Growth Portfolio
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 94.0%

Security	Shares	Value
Equity Funds — 62.0%
iShares Core S&P Mid-Cap ETF	30,000	$ 1,860,600
iShares Russell 2000 ETF(1)	10,000	2,157,900
iShares S&P 500 Growth ETF	54,000	5,945,400
iShares S&P 500 Value ETF	25,000	4,885,500
Vanguard FTSE Developed Markets ETF(1)	107,000	6,100,070
Vanguard FTSE Emerging Markets ETF	17,000	840,820
Vanguard Real Estate ETF(1)	17,000	1,514,020
Vanguard S&P 500 ETF	18,000	10,224,540
		$33,528,850
Fixed-Income Funds — 32.0%
iShares Core U.S. Aggregate Bond ETF	82,000	$8,134,400
iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	10,000	1,096,100
Vanguard Total Bond Market ETF	110,000	8,099,300
		$17,329,800
Total Exchange-Traded Funds (identified cost $33,589,670)		$50,858,650

Short-Term Investments — 8.5%
Affiliated Fund — 5.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	2,737,760	$ 2,737,760
Total Affiliated Fund (identified cost $2,737,760)		$ 2,737,760
Securities Lending Collateral — 3.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(3)	1,840,795	$ 1,840,795
Total Securities Lending Collateral (identified cost $1,840,795)		$ 1,840,795
Total Short-Term Investments (identified cost $4,578,555)		$ 4,578,555
Total Investments — 102.5% (identified cost $38,168,225)		$55,437,205
Other Assets, Less Liabilities — (2.5)%		$(1,340,030)
Net Assets — 100.0%		$54,097,175

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $3,983,117.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2025.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(14)	Short	9/19/25	$(4,377,625)	$(106,169)
E-mini S&P MidCap 400 Index	(5)	Short	9/19/25	(1,562,750)	(47,636)
MSCI EAFE Index	(19)	Short	9/19/25	(2,547,615)	(15,002)
					$(168,807)
2
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $35,430,465) - including $3,983,117 of securities on loan	$52,699,445
Investments in securities of affiliated issuers, at value (identified cost $2,737,760)	2,737,760
Deposits at broker for futures contracts	483,000
Receivable for capital shares sold	66,172
Dividends receivable	31,405
Dividends receivable - affiliated	10,158
Securities lending income receivable	596
Receivable from affiliates	12,023
Directors' deferred compensation plan	20,127
Total assets	$56,060,686
Liabilities
Payable for variation margin on open futures contracts	$21,962
Payable for capital shares redeemed	1,515
Deposits for securities loaned	1,840,795
Payable to affiliates:
Investment advisory fee	17,219
Administrative fee	5,269
Distribution fees	10,977
Sub-transfer agency fee	33
Directors' deferred compensation plan	20,127
Accrued expenses	45,614
Total liabilities	$1,963,511
Net Assets	$54,097,175
Sources of Net Assets
Paid-in capital	$34,117,709
Distributable earnings	19,979,466
Net Assets	$54,097,175
Class F Shares
Net Assets	$54,097,175
Shares Outstanding	2,696,949
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.06
3
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income	$565,806
Dividend income - affiliated issuers	44,562
Securities lending income, net	7,132
Total investment income	$617,500
Expenses
Investment advisory fee	$110,530
Administrative fee	33,159
Distribution fees	69,081
Directors' fees and expenses	1,311
Custodian fees	679
Transfer agency fees and expenses	19,958
Accounting fees	8,262
Professional fees	23,401
Reports to shareholders	1,272
Miscellaneous	6,645
Total expenses	$274,298
Waiver and/or reimbursement of expenses by affiliates	$(51,996)
Net expenses	$222,302
Net investment income	$395,198
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$2,411,074
Futures contracts	(2,704,833)
Net realized loss	$(293,759)
Change in unrealized appreciation (depreciation):
Investment securities	$409,493
Futures contracts	(114,636)
Net change in unrealized appreciation (depreciation)	$294,857
Net realized and unrealized gain	$1,098
Net increase in net assets from operations	$396,296
4
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$395,198	$1,139,474
Net realized gain (loss)	(293,759)	4,420,084
Net change in unrealized appreciation (depreciation)	294,857	803,751
Net increase in net assets from operations	$396,296	$6,363,309
Distributions to shareholders	$ —	$(4,114,375)
Net decrease in net assets from capital share transactions	$(5,373,695)	$(11,884,316)
Net decrease in net assets	$(4,977,399)	$(9,635,382)
Net Assets
At beginning of period	$59,074,574	$68,709,956
At end of period	$54,097,175	$59,074,574
5
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Financial Highlights

	Class F
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$19.88	$19.28	$18.33	$22.49	$19.99	$19.81
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.36	$0.34	$0.24	$0.18	$0.20
Net realized and unrealized gain (loss)	0.04	1.62	2.08	(3.55)	2.54	0.51
Total income (loss) from operations	$0.18	$1.98	$2.42	$(3.31)	$2.72	$0.71
Less Distributions
From net investment income	$ —	$(0.40)	$(0.27)	$(0.21)	$(0.22)	$(0.31)
From net realized gain	—	(0.98)	(1.20)	(0.64)	—	(0.22)
Total distributions	$ —	$(1.38)	$(1.47)	$(0.85)	$(0.22)	$(0.53)
Net asset value — End of period	$20.06	$19.88	$19.28	$18.33	$22.49	$19.99
Total Return(2)	0.91%(3)	10.17%	13.79%	(14.61)%	13.64%	3.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,097	$59,075	$68,710	$68,839	$90,358	$86,356
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.00%(6)	0.95%	0.95%	0.95%	0.92%	0.95%
Net expenses	0.81%(6)(7)	0.80%(7)	0.80%(7)	0.81%(7)	0.81%	0.83%
Net investment income	1.43%(6)	1.77%	1.78%	1.20%	0.83%	1.06%
Portfolio Turnover	6%(3)	7%	10%	20%	10%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Volatility Managed Moderate Growth Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$50,858,650	$ —	$ —	$50,858,650
Short-Term Investments:
Affiliated Fund	2,737,760	—	—	2,737,760
Securities Lending Collateral	1,840,795	—	—	1,840,795
Total Investments	$55,437,205	$ —	$ —	$55,437,205
7

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(168,807)	$ —	$ —	$(168,807)
Total	$(168,807)	$ —	$ —	$(168,807)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $110,530.
8

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $1,520 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $50,476.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $33,159.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2025 amounted to $69,081 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $64 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2025, expenses incurred under the Servicing Plan amounted to $19,800, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $3,247.
4  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $3,082,750 and $12,332,592, respectively.
9

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$40,970,277
Gross unrealized appreciation	$18,770,840
Gross unrealized depreciation	(4,472,719)
Net unrealized appreciation	$14,298,121
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2025 is included in the Schedule of Investments. During the six months ended June 30, 2025, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(168,807)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (2,704,833)	$ (114,636)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2025 was approximately $1,082,000 and $5,003,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
10

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

At June 30, 2025, the total value of securities on loan was $3,983,117 and the total value of collateral received was $4,049,101, comprised of cash of $1,840,795 and U.S. government and/or agencies securities of $2,208,306.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$1,840,795	$ —	$ —	$ —	$1,840,795
The carrying amount of the liability for deposits for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2025.
9  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,737,760, which represents 5.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,798,352	$9,608,229	$(8,668,821)	$ —	$ —	$2,737,760	$44,562	2,737,760
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
11

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares sold	64,863	$1,278,871	109,689	$2,243,772
Reinvestment of distributions	—	—	204,390	4,114,375
Shares redeemed	(339,156)	(6,652,566)	(905,724)	(18,242,463)
Net decrease	(274,293)	$(5,373,695)	(591,645)	$(11,884,316)
At June 30, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
12

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Variable Trust, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to Calvert Variable Trust, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	25,771,686	1,051,403
Von M. Hughes	25,723,354	1,099,735
Kim M. Keenan	25,828,306	994,783
Eddie Ramos	25,984,000	839,089
Carlton M. Waterhouse	25,510,893	1,312,196
Results are rounded to the nearest whole number.
13

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
14

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Volatility Managed Moderate Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Advisers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and five-year periods ended December 31, 2024, while it had outperformed the median of its peer universe for the three-year period ended December 31, 2024. The performance data also indicated that the Fund had underperformed its benchmark index and its blended benchmark for the one-, three- and five-year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
15

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
16

CVPVMP-NCSR 6.30.25

CVT
Volatility Managed Growth Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
CVT
Volatility Managed Growth Portfolio
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 93.7%

Security	Shares	Value
Equity Funds — 76.4%
iShares Core S&P Mid-Cap ETF	50,000	$ 3,101,000
iShares Russell 2000 ETF(1)	18,000	3,884,220
iShares S&P 500 Growth ETF(1)	116,000	12,771,600
iShares S&P 500 Value ETF	52,000	10,161,840
Vanguard FTSE Developed Markets ETF(1)	196,786	11,218,770
Vanguard FTSE Emerging Markets ETF(1)	24,000	1,187,040
Vanguard Real Estate ETF(1)	33,000	2,938,980
Vanguard S&P 500 ETF	27,500	15,620,825
		$60,884,275
Fixed-Income Funds — 17.3%
iShares Core U.S. Aggregate Bond ETF	124,000	$12,300,800
iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	14,000	1,534,540
		$13,835,340
Total Exchange-Traded Funds (identified cost $41,653,552)		$74,719,615

Short-Term Investments — 13.5%
Affiliated Fund — 5.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	4,263,604	$ 4,263,604
Total Affiliated Fund (identified cost $4,263,604)		$ 4,263,604
Securities Lending Collateral — 8.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(3)	6,487,630	$ 6,487,630
Total Securities Lending Collateral (identified cost $6,487,630)		$ 6,487,630
Total Short-Term Investments (identified cost $10,751,234)		$10,751,234
Total Investments — 107.2% (identified cost $52,404,786)		$85,470,849
Other Assets, Less Liabilities — (7.2)%		$(5,732,949)
Net Assets — 100.0%		$79,737,900

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $14,080,944.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2025.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(24)	Short	9/19/25	$(7,504,500)	$(182,005)
E-mini S&P MidCap 400 Index	(10)	Short	9/19/25	(3,125,500)	(95,272)
MSCI EAFE Index	(30)	Short	9/19/25	(4,022,550)	(23,686)
					$(300,963)
2
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $48,141,182) - including $14,080,944 of securities on loan	$81,207,245
Investments in securities of affiliated issuers, at value (identified cost $4,263,604)	4,263,604
Deposits at broker for futures contracts	841,000
Dividends receivable	47,984
Dividends receivable - affiliated	15,420
Securities lending income receivable	2,061
Receivable from affiliates	12,368
Directors' deferred compensation plan	35,088
Total assets	$86,424,770
Liabilities
Payable for variation margin on open futures contracts	$37,281
Payable for capital shares redeemed	30,786
Deposits for securities loaned	6,487,630
Payable to affiliates:
Investment advisory fee	24,933
Administrative fee	7,631
Distribution fees	15,897
Sub-transfer agency fee	45
Directors' deferred compensation plan	35,088
Accrued expenses	47,579
Total liabilities	$6,686,870
Net Assets	$79,737,900
Sources of Net Assets
Paid-in capital	$40,898,128
Distributable earnings	38,839,772
Net Assets	$79,737,900
Class F Shares
Net Assets	$79,737,900
Shares Outstanding	3,820,306
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.87
3
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income	$713,122
Dividend income - affiliated issuers	59,917
Securities lending income, net	14,251
Total investment income	$787,290
Expenses
Investment advisory fee	$159,374
Administrative fee	47,812
Distribution fees	99,608
Directors' fees and expenses	1,905
Custodian fees	1,312
Transfer agency fees and expenses	28,506
Accounting fees	11,217
Professional fees	26,769
Reports to shareholders	2,284
Miscellaneous	4,246
Total expenses	$383,033
Waiver and/or reimbursement of expenses by affiliates	$(62,322)
Net expenses	$320,711
Net investment income	$466,579
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$5,526,940
Futures contracts	(4,764,229)
Net realized gain	$762,711
Change in unrealized appreciation (depreciation):
Investment securities	$(1,168,099)
Futures contracts	(219,294)
Net change in unrealized appreciation (depreciation)	$(1,387,393)
Net realized and unrealized loss	$(624,682)
Net decrease in net assets from operations	$(158,103)
4
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$466,579	$1,453,283
Net realized gain	762,711	10,248,968
Net change in unrealized appreciation (depreciation)	(1,387,393)	(259,212)
Net increase (decrease) in net assets from operations	$(158,103)	$11,443,039
Distributions to shareholders	$ —	$(8,630,527)
Net decrease in net assets from capital share transactions	$(6,778,163)	$(21,010,288)
Net decrease in net assets	$(6,936,266)	$(18,197,776)
Net Assets
At beginning of period	$86,674,166	$104,871,942
At end of period	$79,737,900	$86,674,166
5
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Financial Highlights

	Class F
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$20.91	$20.58	$19.67	$23.93	$20.86	$20.77
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.32	$0.33	$0.23	$0.18	$0.20
Net realized and unrealized gain (loss)	(0.16)	2.21	2.58	(3.83)	3.12	0.22
Total income (loss) from operations	$(0.04)	$2.53	$2.91	$(3.60)	$3.30	$0.42
Less Distributions
From net investment income	$ —	$(0.42)	$(0.28)	$(0.21)	$(0.23)	$(0.33)
From net realized gain	—	(1.78)	(1.72)	(0.45)	—	—
Total distributions	$ —	$(2.20)	$(2.00)	$(0.66)	$(0.23)	$(0.33)
Net asset value — End of period	$20.87	$20.91	$20.58	$19.67	$23.93	$20.86
Total Return(2)	(0.19)%(3)	12.16%	15.65%	(14.94)%	15.87%	2.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,738	$86,674	$104,872	$109,769	$141,933	$136,204
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.96%(6)	0.93%	0.93%	0.92%	0.90%	0.93%
Net expenses	0.81%(6)(7)	0.80%(7)	0.80%(7)	0.81%(7)	0.81%	0.83%
Net investment income	1.17%(6)	1.50%	1.59%	1.11%	0.79%	1.00%
Portfolio Turnover	7%(3)	6%	10%	16%	7%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Volatility Managed Growth Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$74,719,615	$ —	$ —	$74,719,615
Short-Term Investments:
Affiliated Fund	4,263,604	—	—	4,263,604
Securities Lending Collateral	6,487,630	—	—	6,487,630
Total Investments	$85,470,849	$ —	$ —	$85,470,849
7

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(300,963)	$ —	$ —	$(300,963)
Total	$(300,963)	$ —	$ —	$(300,963)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $159,374.
8

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $2,021 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $60,301.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $47,812.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2025 amounted to $99,608 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $6 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2025, expenses incurred under the Servicing Plan amounted to $28,486, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2025 are amounts payable to an affiliate of AIP under the Servicing Plan of $4,623.
4  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,357,690 and $18,280,226, respectively.
9

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$59,300,286
Gross unrealized appreciation	$27,081,027
Gross unrealized depreciation	(1,211,427)
Net unrealized appreciation	$25,869,600
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2025 is included in the Schedule of Investments. During the six months ended June 30, 2025, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(300,963)(1)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (4,764,229)	$ (219,294)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2025 was approximately $1,693,000 and $9,180,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
10

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

At June 30, 2025, the total value of securities on loan was $14,080,944 and the total value of collateral received was $14,324,391, comprised of cash of $6,487,630 and U.S. government and/or agencies securities of $7,836,761.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$6,487,630	$ —	$ —	$ —	$6,487,630
The carrying amount of the liability for deposits for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2025.
9  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,263,604, which represents 5.4% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,385,328	$15,768,555	$(14,890,279)	$ —	$ —	$4,263,604	$59,917	4,263,604
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
11

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares sold	234,231	$4,764,387	5,523	$117,482
Reinvestment of distributions	—	—	408,449	8,630,527
Shares redeemed	(559,101)	(11,542,550)	(1,364,057)	(29,758,297)
Net decrease	(324,870)	$(6,778,163)	(950,085)	$(21,010,288)
At June 30, 2025, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
12

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Variable Trust, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below. The other Directors named herein continue to serve as Directors. The results of the vote with respect to Calvert Variable Trust, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	25,771,686	1,051,403
Von M. Hughes	25,723,354	1,099,735
Kim M. Keenan	25,828,306	994,783
Eddie Ramos	25,984,000	839,089
Carlton M. Waterhouse	25,510,893	1,312,196
Results are rounded to the nearest whole number.
13

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
14

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Volatility Managed Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser's operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Advisers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and five-year periods ended December 31, 2024, while it had outperformed the median of its peer universe for the three-year period ended December 31, 2024. The data also indicated that the Fund had underperformed its benchmark index and blended benchmark for the one-, three- and five-year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
15

CVT
Volatility Managed Growth Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
16

CVPVMG-NCSR 6.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Trust, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 26, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 26, 2025